UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	3/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Balanced Fund

SEMIANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Balanced Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Balanced Fund

May 16, 2016

Prudential Balanced Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	5.31	0.63	47.17	69.08
Class B	4.99	0.00	42.32	57.64
Class C	4.99	–0.07	42.22	57.53
Class R	5.28	0.46	45.79	65.08
Class Z	5.51	0.92	49.43	73.97
Customized Blend Index	5.55	0.99	46.64	81.86
Barclays US Aggregate Bond Index	2.44	1.96	20.37	61.28
S&P 500 Index	8.47	1.78	72.83	96.77
Lipper Mixed-Asset Target Allocation Growth Funds Average	3.73	–3.09	34.37	59.96

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–4.91	6.82	4.80
Class B		–4.67	7.16	4.66
Class C		–1.01	7.30	4.65
Class R		0.46	7.83	5.14
Class Z		0.92	8.36	5.69
Customized Blend Index		0.99	7.96	6.16
Barclays US Aggregate Bond Index		1.96	3.78	4.90
S&P 500 Index		1.78	11.56	7.00
Lipper Mixed-Asset Target Allocation Growth Funds Average		–3.09	6.02	4.73

Source: Prudential Investments LLC and Lipper Inc.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is made up of the S&P 500 Index (50%), the Barclays US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia and Far East Net Dividend (MSCI EAFE ND) Index (5%). The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. Each component of the Customized Blend Index is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each class under the Fund’s investment strategies.

Barclays US Aggregate Bond Index—The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how US investment grade bonds have performed.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Prudential Balanced Fund	5

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/16 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	2.0
Microsoft Corp., Software	1.5
AT&T, Inc., Diversified Telecommunication Services	0.9
Procter & Gamble Co. (The), Household Products	0.9
Verizon Communications, Inc., Diversified Telecommunication Services	0.9

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/16 (%)
Banks	4.0
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	3.0
Software	2.9
Internet Software & Services	2.6

Industry weightings reflect only long-term equity investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period, and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Balanced Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Balanced Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,053.10	1.22%	$6.26
	Hypothetical	$1,000.00	$1,018.90	1.22%	$6.16
Class B	Actual	$1,000.00	$1,049.90	1.92%	$9.84
	Hypothetical	$1,000.00	$1,015.40	1.92%	$9.67
Class C	Actual	$1,000.00	$1,049.90	1.92%	$9.84
	Hypothetical	$1,000.00	$1,015.40	1.92%	$9.67
Class R	Actual	$1,000.00	$1,052.80	1.42%	$7.29
	Hypothetical	$1,000.00	$1,017.90	1.42%	$7.16
Class Z	Actual	$1,000.00	$1,055.10	0.92%	$4.73
	Hypothetical	$1,000.00	$1,020.40	0.92%	$4.65

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at prudentialfunds.com

The Fund’s expense ratios for the six-month period ended March 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.24	1.22
B	1.94	1.92
C	1.94	1.92
R	1.69	1.42
Z	0.94	0.92

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Balanced Fund	9

Portfolio of Investments (unaudited)

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS 59.9%

Aerospace & Defense 1.1%
AAR Corp.	2,200	$51,194
Airbus Group NV (France)	1,045	69,239
BAE Systems PLC (United Kingdom)	5,595	40,811
BWX Technologies, Inc.	24,500	822,220
Cobham PLC (United Kingdom)	2,149	6,692
Engility Holdings, Inc.*	2,400	45,024
Esterline Technologies Corp.*(a)	300	19,221
Finmeccanica SpA (Italy)*	776	9,826
General Dynamics Corp.	12,000	1,576,440
Huntington Ingalls Industries, Inc.	9,500	1,300,930
Meggitt PLC (United Kingdom)	1,504	8,768
Moog, Inc. (Class A Stock)*	900	41,112
Rolls-Royce Holdings PLC (United Kingdom)	3,250	31,763
Safran SA (France)	553	38,599
Singapore Technologies Engineering Ltd. (Singapore)	3,100	7,424
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	10,000	453,600
Thales SA (France)	181	15,817
United Technologies Corp.	4,700	470,470
Vectrus, Inc.*	600	13,650
Zodiac Aerospace (France)	394	7,869

		5,030,669

Air Freight & Logistics 0.8%
Bollore SA (France)	1,391	5,392
Deutsche Post AG (Germany)	1,713	47,543
FedEx Corp.	11,100	1,806,192
Royal Mail PLC (United Kingdom)	1,545	10,654
TNT Express NV (Netherlands)	848	7,608
United Parcel Service, Inc. (Class B Stock)	14,600	1,539,862
Yamato Holdings Co. Ltd. (Japan)	600	11,962

		3,429,213

Airlines 0.8%
Allegiant Travel Co.	740	131,764
ANA Holdings, Inc. (Japan)	2,300	6,478
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	3,464
Delta Air Lines, Inc.	28,200	1,372,776
Deutsche Lufthansa AG (Germany)*	458	7,392
easyJet PLC (United Kingdom)	281	6,116
Hawaiian Holdings, Inc.*	2,700	127,413
International Consolidated Airlines Group SA (United Kingdom)	1,421	11,307

See Notes to Financial Statements.

Prudential Balanced Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Airlines (cont’d.)
Japan Airlines Co. Ltd. (Japan)	100	$3,666
Qantas Airways Ltd. (Australia)*	795	2,482
Singapore Airlines Ltd. (Singapore)	1,000	8,473
Southwest Airlines Co.	37,500	1,680,000

		3,361,331

Auto Components 0.2%
Aisin Seiki Co. Ltd. (Japan)	350	13,174
Bridgestone Corp. (Japan)	1,200	44,787
Cie Generale des Etablissements Michelin (France)	330	33,716
Continental AG (Germany)	194	44,001
Cooper Tire & Rubber Co.	2,800	103,656
Dana Holding Corp.	7,200	101,448
Denso Corp. (Japan)	850	34,120
GKN PLC (United Kingdom)	3,030	12,545
Koito Manufacturing Co. Ltd. (Japan)	200	9,056
Metaldyne Performance Group, Inc.	1,200	20,172
NGK Spark Plug Co. Ltd. (Japan)	400	7,660
NHK Spring Co. Ltd. (Japan)	300	2,869
NOK Corp. (Japan)	200	3,412
Nokian Renkaat OYJ (Finland)	207	7,303
Stanley Electric Co. Ltd. (Japan)	300	6,780
Sumitomo Electric Industries Ltd. (Japan)	1,400	16,976
Sumitomo Rubber Industries Ltd. (Japan)	300	4,635
Tenneco, Inc.*	3,100	159,681
Tower International, Inc.	1,600	43,520
Toyoda Gosei Co. Ltd. (Japan)	150	2,893
Toyota Industries Corp. (Japan)	300	13,473
Valeo SA (France)	146	22,703
Yokohama Rubber Co. Ltd. (The) (Japan)	200	3,288

		711,868

Automobiles 0.8%
Bayerische Motoren Werke AG (Germany)	585	53,707
Daihatsu Motor Co. Ltd. (Japan)	400	5,633
Daimler AG (Germany)	1,702	130,259
Ferrari NV (Italy)*	242	10,051
Fiat Chrysler Automobiles NV (United Kingdom)	1,525	12,306
Ford Motor Co.	89,000	1,201,500
Fuji Heavy Industries Ltd. (Japan)	1,100	38,845
General Motors Co.	52,900	1,662,647
Honda Motor Co. Ltd. (Japan)	2,900	79,289
Isuzu Motors Ltd. (Japan)	1,050	10,831

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Automobiles (cont’d.)
Mazda Motor Corp. (Japan)	960	$14,901
Mitsubishi Motors Corp. (Japan)	1,170	8,734
Nissan Motor Co. Ltd. (Japan)	4,400	40,679
Peugeot SA (France)*	813	13,909
Renault SA (France)	340	33,788
Suzuki Motor Corp. (Japan)	700	18,717
Toyota Motor Corp. (Japan)	4,800	254,570
Volkswagen AG (Germany)	64	9,298
Yamaha Motor Co. Ltd. (Japan)	500	8,310

		3,607,974

Banks 4.0%
Aozora Bank Ltd. (Japan)	2,100	7,330
Australia & New Zealand Banking Group Ltd. (Australia)	5,139	92,124
Banc of California, Inc.	3,100	54,250
BancFirst Corp.	600	34,218
Banco Bilbao Vizcaya Argentaria SA (Spain)	11,254	74,313
Banco Comercial Portugues SA (Portugal)*	56,314	2,284
Banco de Sabadell SA (Spain)	8,689	15,604
Banco Espirito Santo SA (Portugal)*(b)	4,022	—
Banco Popolare SC (Italy)*	563	3,866
Banco Popular Espanol SA (Spain)	3,059	7,939
Banco Santander SA (Spain)	25,516	112,064
Bank Hapoalim BM (Israel)	1,878	9,748
Bank Leumi Le-Israel BM (Israel)*	2,683	9,635
Bank of America Corp.	214,700	2,902,744
Bank of East Asia Ltd. (The) (Hong Kong)	2,000	7,475
Bank of Ireland (Ireland)*	48,627	14,065
Bank of Kyoto Ltd. (The) (Japan)	600	3,912
Bank of Queensland Ltd. (Australia)	623	5,776
Bank of Yokohama Ltd. (The) (Japan)(b)	2,200	9,897
Bankia SA (Spain)	8,144	7,667
Bankinter SA (Spain)	1,157	8,152
Barclays PLC (United Kingdom)	29,693	63,739
BBCN Bancorp, Inc.	6,800	103,292
Bendigo & Adelaide Bank Ltd. (Australia)	787	5,341
Berkshire Hills Bancorp, Inc.	3,200	86,048
BNP Paribas SA (France)	1,872	94,051
BOC Hong Kong Holdings Ltd. (Hong Kong)	6,500	19,417
Brookline Bancorp, Inc.	1,200	13,212
Bryn Mawr Bank Corp.	300	7,719
CaixaBank SA (Spain)	4,771	14,063
Camden National Corp.	600	25,200

See Notes to Financial Statements.

Prudential Balanced Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Central Pacific Financial Corp.	2,800	$60,956
Chemical Financial Corp.(a)	2,300	82,087
Chiba Bank Ltd. (The) (Japan)	1,500	7,471
Chugoku Bank Ltd. (The) (Japan)	300	3,122
Citigroup, Inc.	64,370	2,687,448
Commerzbank AG (Germany)*	1,919	16,650
Commonwealth Bank of Australia (Australia)	3,018	173,019
Community Trust Bancorp, Inc.	820	28,962
Credit Agricole SA (France)	1,812	19,595
Customers Bancorp, Inc.*	2,800	66,164
Danske Bank A/S (Denmark)	1,248	35,219
DBS Group Holdings Ltd. (Singapore)	3,142	35,794
DNB ASA (Norway)	1,775	20,960
Enterprise Financial Services Corp.	1,100	29,744
Erste Group Bank AG (Austria)*	482	13,528
Fidelity Southern Corp.	1,500	24,060
Financial Institutions, Inc.	1,500	43,605
First Bancorp	700	13,195
First Busey Corp.	1,700	34,816
First Citizens BancShares, Inc. (Class A Stock)	260	65,278
First Community Bancshares, Inc.	1,700	33,728
First Financial Corp.	700	23,947
First Midwest Bancorp, Inc.	600	10,812
First NBC Bank Holding Co.*	1,500	30,885
Fukuoka Financial Group, Inc. (Japan)	1,700	5,538
Great Southern Bancorp, Inc.	800	29,704
Great Western Bancorp, Inc.	4,800	130,896
Gunma Bank Ltd. (The) (Japan)	800	3,304
Hachijuni Bank Ltd. (The) (Japan)	800	3,446
Hancock Holding Co.	700	16,072
Hang Seng Bank Ltd. (Hong Kong)	1,400	24,772
Hanmi Financial Corp.	2,400	52,848
Heartland Financial USA, Inc.	1,500	46,185
Hilltop Holdings, Inc.*	7,600	143,488
Hiroshima Bank Ltd. (The) (Japan)	1,000	3,649
Hokuhoku Financial Group, Inc. (Japan)	2,600	3,416
Horizon Bancorp	550	13,596
HSBC Holdings PLC (United Kingdom)	34,620	215,300
IBERIABANK Corp.	2,700	138,429
Independent Bank Group, Inc.	900	24,660
ING Groep NV-CVA (Netherlands)	6,840	81,853
International Bancshares Corp.	1,700	41,922
Intesa Sanpaolo SpA (Italy)	22,287	61,624

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Intesa Sanpaolo SpA-RSP (Italy)	1,491	$3,870
Iyo Bank Ltd. (The) (Japan)	600	3,923
Japan Post Bank Co. Ltd. (Japan)	500	6,158
Joyo Bank Ltd. (The) (Japan)	1,200	4,113
JPMorgan Chase & Co.	63,930	3,785,935
KBC Groep NV (Belgium)	458	23,586
Kyushu Financial Group, Inc. (Japan)	1,000	5,742
Lloyds Banking Group PLC (United Kingdom)	100,933	98,308
MainSource Financial Group, Inc.	2,700	56,943
MidWestOne Financial Group, Inc.	400	10,980
Mitsubishi UFJ Financial Group, Inc. (Japan)	22,500	104,256
Mizrahi Tefahot Bank Ltd. (Israel)	203	2,381
Mizuho Financial Group, Inc. (Japan)	41,760	62,234
National Australia Bank Ltd. (Australia)	4,642	93,206
Natixis SA (France)	1,762	8,662
Nordea Bank AB (Sweden)	5,360	51,413
OFG Bancorp (Puerto Rico)	2,300	16,077
Opus Bank	700	23,800
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,427	35,567
Peapack Gladstone Financial Corp.	900	15,210
PNC Financial Services Group, Inc. (The)	13,600	1,150,152
Preferred Bank	500	15,125
Prosperity Bancshares, Inc.	1,300	60,307
Raiffeisen Bank International AG (Austria)*	186	2,811
Regions Financial Corp.	22,800	178,980
Resona Holdings, Inc. (Japan)	4,200	14,975
Royal Bank of Scotland Group PLC (United Kingdom)*	6,423	20,481
Seven Bank Ltd. (Japan)	1,200	5,122
Shinsei Bank Ltd. (Japan)	3,200	4,176
Shizuoka Bank Ltd. (The) (Japan)	1,100	7,931
Simmons First National Corp. (Class A Stock)	400	18,028
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,685	25,605
Societe Generale SA (France)	1,283	47,410
Standard Chartered PLC (United Kingdom)	5,788	39,144
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,267	68,821
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	6,180	18,092
SunTrust Banks, Inc.	29,100	1,049,928
Suruga Bank Ltd. (Japan)	400	7,019
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,647	33,580
Swedbank AB (Sweden) (Class A Stock)*	1,601	34,384
Texas Capital Bancshares, Inc.*	2,500	95,950
UniCredit SpA (Italy)	8,438	30,419
Unione di Banche Italiane SpA (Italy)	1,584	5,850

See Notes to Financial Statements.

Prudential Balanced Fund	15

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
United Overseas Bank Ltd. (Singapore)	2,252	$31,501
Univest Corp. of Pennsylvania	400	7,804
Wells Fargo & Co.	32,841	1,588,191
West Bancorporation, Inc.	800	14,584
Western Alliance Bancorp*	1,000	33,380
Westpac Banking Corp. (Australia)	5,874	136,436
Yamaguchi Financial Group, Inc. (Japan)	400	3,632

		17,579,074

Beverages 1.0%
Anheuser-Busch InBev NV (Belgium)	1,421	176,541
Asahi Group Holdings Ltd. (Japan)	750	23,344
Carlsberg A/S (Denmark) (Class B Stock)	184	17,496
Coca-Cola Amatil Ltd. (Australia)	1,132	7,665
Coca-Cola Co. (The)	14,800	686,572
Coca-Cola HBC AG (Switzerland)	342	7,253
Diageo PLC (United Kingdom)	4,446	119,882
Heineken Holding NV (Netherlands)	173	13,469
Heineken NV (Netherlands)	407	36,824
Kirin Holdings Co. Ltd. (Japan)	1,500	21,013
National Beverage Corp.*	1,400	59,248
PepsiCo, Inc.	29,200	2,992,416
Pernod-Ricard SA (France)	375	41,757
Remy Cointreau SA (France)	40	3,034
SABMiller PLC (United Kingdom)	1,718	104,931
Treasury Wine Estates Ltd. (Australia)	1,368	10,101

		4,321,546

Biotechnology 2.2%
Actelion Ltd. (Switzerland)	182	27,162
Adamas Pharmaceuticals, Inc.*	800	11,568
Amgen, Inc.	15,900	2,383,887
Ardelyx, Inc.*	900	6,993
Biogen, Inc.*	6,100	1,587,952
BioSpecifics Technologies Corp.*	1,400	48,748
Celgene Corp.*	19,800	1,981,782
Cepheid, Inc.*	4,300	143,448
Concert Pharmaceuticals, Inc.*	3,200	43,712
CSL Ltd. (Australia)	822	63,878
Cytokinetics, Inc.*	3,600	25,380
Dyax Corporation CVR*(b)	900	999
Emergent BioSolutions, Inc.*	3,700	134,495
Genmab A/S (Denmark)*	92	12,731

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Genomic Health, Inc.*	2,000	$49,540
Gilead Sciences, Inc.	29,500	2,709,870
Grifols SA (Spain)	512	11,375
Halozyme Therapeutics, Inc.*	1,300	12,311
ImmunoGen, Inc.*	6,700	57,084
Myriad Genetics, Inc.*	3,500	131,005
Ophthotech Corp.*(a)	700	29,589
PDL BioPharma, Inc.	5,200	17,316
Portola Pharmaceuticals, Inc.*	500	10,200
Prothena Corp. PLC (Ireland)*	1,600	65,856
Regeneron Pharmaceuticals, Inc.*	200	72,088
Repligen Corp.*	1,900	50,958

		9,689,927

Building Products 0.5%
American Woodmark Corp.*	1,100	82,049
Asahi Glass Co. Ltd. (Japan)	1,900	10,396
Assa Abloy AB (Sweden) (Class B Stock)	1,772	34,886
Cie de Saint-Gobain (France)	843	37,028
Continental Building Products, Inc.*	4,900	90,944
Daikin Industries Ltd. (Japan)	450	33,608
Geberit AG (Switzerland)	69	25,782
Insteel Industries, Inc.	1,600	48,912
LIXIL Group Corp. (Japan)	500	10,199
Masco Corp.	43,600	1,371,220
Owens Corning	6,200	293,136
Patrick Industries, Inc.*	800	36,312
TOTO Ltd. (Japan)	250	7,782
Universal Forest Products, Inc.	1,800	154,476

		2,236,730

Capital Markets 0.7%
3i Group PLC (United Kingdom)	1,669	10,913
Aberdeen Asset Management PLC (United Kingdom)	1,874	7,439
Ameriprise Financial, Inc.	1,100	103,411
Associated Capital Group, Inc. (Class A Stock)*	600	16,812
Credit Suisse Group AG (Switzerland)	3,175	44,837
Daiwa Securities Group, Inc. (Japan)	3,000	18,439
Deutsche Bank AG (Germany)	2,438	41,390
GAMCO Investors, Inc. (Class A Stock)	600	22,236
Goldman Sachs Group, Inc. (The)	12,215	1,917,511
Hargreaves Lansdown PLC (United Kingdom)	491	9,456
ICAP PLC (United Kingdom)	1,110	7,550

See Notes to Financial Statements.

Prudential Balanced Fund	17

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
INTL FCStone, Inc.*	1,700	$45,441
Investec PLC (South Africa)	1,088	7,981
Julius Baer Group Ltd. (Switzerland)	384	16,457
Macquarie Group Ltd. (Australia)	541	27,382
Mediobanca SpA (Italy)	962	6,918
Morgan Stanley	21,800	545,218
Nomura Holdings, Inc. (Japan)	6,400	28,585
Oppenheimer Holdings, Inc. (Class A Stock)	600	9,468
Partners Group Holding AG (Switzerland)	29	11,651
Piper Jaffray Cos.*	2,700	133,812
Platinum Asset Management Ltd. (Australia)	372	1,809
SBI Holdings, Inc. (Japan)	480	4,866
Schroders PLC (United Kingdom)	220	8,458
Stifel Financial Corp.*	3,000	88,800
UBS Group AG (Switzerland)	6,464	103,980
Westwood Holdings Group, Inc.	600	35,190

		3,276,010

Chemicals 0.9%
Air Liquide SA (France)	608	68,212
Air Water, Inc. (Japan)	300	4,447
Akzo Nobel NV (Netherlands)	438	29,857
Arkema SA (France)	115	8,616
Asahi Kasei Corp. (Japan)	2,300	15,533
BASF SE (Germany)	1,624	122,118
Cabot Corp.	2,200	106,326
Chr Hansen Holding A/S (Denmark)	170	11,400
Croda International PLC (United Kingdom)	242	10,537
Daicel Corp. (Japan)	600	8,179
EMS-Chemie Holding AG (Switzerland)	16	8,285
Evonik Industries AG (Germany)	240	7,178
FutureFuel Corp.	2,800	33,012
Givaudan SA (Switzerland)	16	31,357
Hitachi Chemical Co. Ltd. (Japan)	200	3,594
Huntsman Corp.	47,900	637,070
Incitec Pivot Ltd. (Australia)	2,745	6,699
Israel Chemicals Ltd. (Israel)	996	4,325
Johnson Matthey PLC (United Kingdom)	333	13,090
JSR Corp. (Japan)	350	5,033
K+S AG (Germany)	354	8,257
Kaneka Corp. (Japan)	500	4,281
Kansai Paint Co. Ltd. (Japan)	400	6,421
Koninklijke DSM NV (Netherlands)	321	17,649

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Koppers Holdings, Inc.*	3,800	$85,386
Kuraray Co. Ltd. (Japan)	700	8,555
LANXESS AG (Germany)	175	8,387
Linde AG (Germany)	328	47,658
LyondellBasell Industries NV (Class A Stock)	19,100	1,634,578
Minerals Technologies, Inc.	400	22,740
Mitsubishi Chemical Holdings Corp. (Japan)	2,400	12,531
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	4,833
Mitsui Chemicals, Inc. (Japan)	1,600	5,326
Nippon Paint Holdings Co. Ltd. (Japan)	300	6,636
Nitto Denko Corp. (Japan)	300	16,717
Novozymes A/S (Denmark) (Class B Stock)	432	19,400
OCI NV (Netherlands)*	131	2,560
Orica Ltd. (Australia)	705	8,292
Rayonier Advanced Materials, Inc.	5,700	54,150
Shin-Etsu Chemical Co. Ltd. (Japan)	800	41,318
Sika AG (Switzerland)	4	15,835
Solvay SA (Belgium)	131	13,097
Sumitomo Chemical Co. Ltd. (Japan)	2,800	12,674
Symrise AG (Germany)	212	14,194
Syngenta AG (Switzerland)	164	68,010
Taiyo Nippon Sanso Corp. (Japan)	300	2,851
Teijin Ltd. (Japan)	1,900	6,616
Toray Industries, Inc. (Japan)	2,600	22,189
Trecora Resources*	1,500	14,430
Tredegar Corp.	2,100	33,012
Umicore SA (Belgium)	172	8,538
Westlake Chemical Corp.	16,500	763,950
Yara International ASA (Norway)	318	11,938

		4,137,877

Commercial Services & Supplies 0.2%
Aggreko PLC (United Kingdom)	453	6,995
Babcock International Group PLC (United Kingdom)	446	6,073
Brambles Ltd. (Australia)	2,791	25,856
Brink’s Co. (The)	1,500	50,385
Dai Nippon Printing Co. Ltd. (Japan)	1,100	9,762
Deluxe Corp.	1,900	118,731
Edenred (France)	367	7,115
Ennis, Inc.	3,600	70,380
G4S PLC (United Kingdom)	2,663	7,267
Herman Miller, Inc.	2,000	61,780
ISS A/S (Denmark)	269	10,789

See Notes to Financial Statements.

Prudential Balanced Fund	19

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Knoll, Inc.	3,600	$77,940
Secom Co. Ltd. (Japan)	400	29,681
Securitas AB (Sweden) (Class B Stock)	537	8,880
Societe BIC SA (France)	55	8,264
Steelcase, Inc. (Class A Stock)	6,200	92,504
Toppan Printing Co. Ltd. (Japan)	1,100	9,223
UniFirst Corp.	900	98,208
West Corp.	4,800	109,536

		809,369

Communications Equipment 0.8%
Alliance Fiber Optic Products, Inc.*	1,100	16,269
Brocade Communications Systems, Inc.	17,900	189,382
Cisco Systems, Inc.	88,466	2,518,627
Digi International, Inc.*	2,300	21,689
Ixia*	7,800	97,188
Juniper Networks, Inc.(a)	6,400	163,264
NETGEAR, Inc.*	3,100	125,147
Nokia OYJ (Finland)	10,199	60,503
Plantronics, Inc.	2,100	82,299
Polycom, Inc.*	10,500	117,075
ShoreTel, Inc.*	7,000	52,080
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	5,380	53,868

		3,497,391

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	340	10,112
Argan, Inc.	2,100	73,836
Boskalis Westminster NV (Netherlands)	172	6,741
Bouygues SA (France)	348	14,146
CIMIC Group Ltd. (Australia)	169	4,496
EMCOR Group, Inc.	3,100	150,660
Ferrovial SA (Spain)	886	19,015
JGC Corp. (Japan)	400	5,982
Kajima Corp. (Japan)	1,600	10,023
KBR, Inc.	8,700	134,676
MasTec, Inc.*	5,600	113,344
Obayashi Corp. (Japan)	1,200	11,828
Shimizu Corp. (Japan)	1,200	10,163
Skanska AB (Sweden) (Class B Stock)	672	15,329
Taisei Corp. (Japan)	1,900	12,547
Vinci SA (France)	848	62,942

		655,840

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction Materials 0.1%
Boral Ltd. (Australia)	1,235	$5,842
CRH PLC (Ireland)	1,454	41,065
Fletcher Building Ltd. (New Zealand)	1,128	6,149
Headwaters, Inc.*	7,400	146,816
HeidelbergCement AG (Germany)	259	22,133
Holcim Ltd. (Switzerland)	805	37,802
Imerys SA (France)	75	5,223
James Hardie Industries PLC (Ireland)	843	11,541
Taiheiyo Cement Corp. (Japan)	2,500	5,754
United States Lime & Minerals, Inc.	500	30,005

		312,330

Consumer Finance 0.3%
Acom Co. Ltd. (Japan)*	1,000	5,035
AEON Financial Service Co. Ltd. (Japan)	200	4,709
Credit Saison Co. Ltd. (Japan)	300	5,219
Encore Capital Group, Inc.*	2,100	54,054
Enova International, Inc.*	4,800	30,288
Navient Corp.	93,300	1,116,801
Nelnet, Inc. (Class A Stock)	2,900	114,173
Provident Financial PLC (United Kingdom)	252	10,710

		1,340,989

Containers & Packaging 0.3%
Amcor Ltd. (Australia)	2,046	22,467
Greif, Inc. (Class A Stock)	1,200	39,300
International Paper Co.	14,800	607,392
Owens-Illinois, Inc.*	20,200	322,392
Packaging Corp. of America	7,900	477,160
Rexam PLC (United Kingdom)	1,211	11,008
Toyo Seikan Group Holdings Ltd. (Japan)	300	5,614

		1,485,333

Distributors
Jardine Cycle & Carriage Ltd. (Singapore)	200	5,939
Pool Corp.	1,800	157,932

		163,871

Diversified Consumer Services
American Public Education, Inc.*	1,300	26,819
Benesse Holdings, Inc. (Japan)	150	4,319
Bright Horizons Family Solutions, Inc.*	200	12,956
Capella Education Co.	400	21,056

See Notes to Financial Statements.

Prudential Balanced Fund	21

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Consumer Services (cont’d.)
Grand Canyon Education, Inc.*	600	$25,644

		90,794

Diversified Financial Services 0.8%
ASX Ltd. (Australia)	347	11,007
Berkshire Hathaway, Inc. (Class B Stock)*(a)	19,800	2,809,224
Challenger Ltd. (Australia)	1,133	7,271
Deutsche Boerse AG (Germany)	341	29,034
Eurazeo SA (France)	63	4,255
EXOR SpA (Italy)	190	6,798
First Pacific Co. Ltd. (Hong Kong)	4,000	2,987
Gain Capital Holdings, Inc.	3,300	21,648
Groupe Bruxelles Lambert SA (Belgium)	138	11,370
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,100	50,602
Industrivarden AB (Sweden) (Class C Stock)	317	5,395
Investment AB Kinnevik (Sweden)	416	11,784
Investor AB (Sweden) (Class B Stock)	805	28,456
Japan Exchange Group, Inc. (Japan)	500	7,649
London Stock Exchange Group PLC (United Kingdom)	554	22,379
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	3,946
Nasdaq, Inc.	4,400	292,072
ORIX Corp. (Japan)	2,340	33,329
Pargesa Holding SA (Switzerland)	58	3,697
Singapore Exchange Ltd. (Singapore)	1,600	9,428
Wendel SA (France)	47	5,111

		3,377,442

Diversified Telecommunication Services 2.0%
AT&T, Inc.	103,174	4,041,326
Atlantic Tele-Network, Inc.	200	15,166
Belgacom SA (Belgium)	275	9,384
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	3,316	7,484
BT Group PLC (United Kingdom) (Class A Stock)	14,968	94,510
Cincinnati Bell, Inc.*	2,400	9,288
Deutsche Telekom AG (Germany)	5,700	102,192
Elisa OYJ (Finland)*	252	9,785
HKT Trust and HKT Ltd. (Hong Kong)	4,720	6,498
IDT Corp. (Class B Stock)	2,100	32,739
Iliad SA (France)	46	11,819
Inmarsat PLC (United Kingdom)	772	10,890
Inteliquent, Inc.	4,900	78,645
Koninklijke KPN NV (Netherlands)	5,854	24,514

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	1,200	$51,837
Orange SA (France)	3,512	61,330
PCCW Ltd. (Hong Kong)	7,400	4,793
Singapore Telecommunications Ltd. (Singapore)	13,900	39,346
Spark New Zealand Ltd. (New Zealand)	3,547	8,942
Swisscom AG (Switzerland)	46	24,967
TDC A/S (Denmark)	1,587	7,757
Telecom Italia SpA (Italy)*	21,054	22,692
Telecom Italia SpA-RSP (Italy)	10,793	9,446
Telefonica Deutschland Holding AG (Germany)	1,276	6,898
Telefonica SA (Spain)	7,966	89,033
Telenor ASA (Norway)	1,380	22,313
TeliaSonera AB (Sweden)	4,593	23,799
Telstra Corp. Ltd. (Australia)	7,564	30,868
TPG Telecom Ltd. (Australia)	611	5,309
Verizon Communications, Inc.	70,950	3,836,976
Vocus Communications Ltd. (Australia)	700	4,466

		8,705,012

Electric Utilities 1.4%
American Electric Power Co., Inc.	10,200	677,280
AusNet Services (Australia)	2,665	3,043
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,300	12,713
Chubu Electric Power Co., Inc. (Japan)	1,200	16,746
Chugoku Electric Power Co., Inc. (The) (Japan)	600	8,095
CLP Holdings Ltd. (Hong Kong)	3,500	31,680
Contact Energy Ltd. (New Zealand)	1,133	3,915
EDP - Energias de Portugal SA (Portugal)	3,974	14,110
El Paso Electric Co.	600	27,528
Electricite de France SA (France)(a)	388	4,344
Endesa SA (Spain)	545	10,444
Enel SpA (Italy)	12,467	55,269
Entergy Corp.	5,600	443,968
Exelon Corp.	52,000	1,864,720
FirstEnergy Corp.	36,700	1,320,099
Fortum OYJ (Finland)	785	11,872
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	6,000	5,285
Hokuriku Electric Power Co. (Japan)	300	4,241
Iberdrola SA (Spain)	9,640	64,173
Kansai Electric Power Co., Inc. (The) (Japan)*	1,400	12,387
Kyushu Electric Power Co., Inc. (Japan)*	800	7,602
Mighty River Power Ltd. (New Zealand)	1,083	2,188
Portland General Electric Co.	2,700	106,623

See Notes to Financial Statements.

Prudential Balanced Fund	23

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Power Assets Holdings Ltd. (Hong Kong)	2,500	$25,587
PPL Corp.	39,600	1,507,572
Red Electrica Corp. SA (Spain)	186	16,112
Shikoku Electric Power Co., Inc. (Japan)	400	5,360
SSE PLC (United Kingdom)	1,778	38,050
Terna Rete Elettrica Nazionale SpA (Italy)	2,588	14,756
Tohoku Electric Power Co., Inc. (Japan)	800	10,310
Tokyo Electric Power Co., Inc. (Japan)*	2,800	15,382

		6,341,454

Electrical Equipment 0.3%
ABB Ltd. (Switzerland)	3,887	75,724
Allied Motion Technologies, Inc.	500	9,000
AZZ, Inc.	1,700	96,220
Babcock & Wilcox Enterprises, Inc.*	4,650	99,510
Eaton Corp. PLC	12,200	763,232
Fuji Electric Co. Ltd. (Japan)	1,000	3,458
Legrand SA (France)	472	26,382
Mabuchi Motor Co. Ltd. (Japan)	100	4,652
Mitsubishi Electric Corp. (Japan)	3,400	35,625
Nidec Corp. (Japan)	350	23,948
OSRAM Licht AG (Germany)	147	7,557
Prysmian SpA (Italy)	383	8,665
Schneider Electric SE (France)	987	62,201
Vestas Wind Systems A/S (Denmark)	396	27,902

		1,244,076

Electronic Equipment, Instruments & Components 0.2%
Anixter International, Inc.*	2,000	104,220
Citizen Holdings Co. Ltd. (Japan)	600	3,400
ePlus, Inc.*	1,500	120,765
Hamamatsu Photonics KK (Japan)	300	8,268
Hexagon AB (Sweden) (Class B Stock)	443	17,217
Hirose Electric Co. Ltd. (Japan)	52	5,731
Hitachi High-Technologies Corp. (Japan)	100	2,815
Hitachi Ltd. (Japan)	8,800	41,244
Ingenico (France)	95	10,890
Insight Enterprises, Inc.*	400	11,456
Keyence Corp. (Japan)	66	35,995
Kyocera Corp. (Japan)	600	26,419
Littelfuse, Inc.	180	22,160
Methode Electronics, Inc.	3,100	90,644
Murata Manufacturing Co. Ltd. (Japan)	350	42,233

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Nippon Electric Glass Co. Ltd. (Japan)	900	$4,603
Omron Corp. (Japan)	300	8,923
PC Connection, Inc.	1,900	49,039
Sanmina Corp.*	6,200	144,956
ScanSource, Inc.*	1,000	40,380
Shimadzu Corp. (Japan)	500	7,844
SYNNEX Corp.	1,300	120,367
TDK Corp. (Japan)	250	13,871
Tech Data Corp.*(a)	2,000	153,540
Yaskawa Electric Corp. (Japan)	500	5,766
Yokogawa Electric Corp. (Japan)	400	4,132

		1,096,878

Energy Equipment & Services 0.3%
Archrock, Inc.	7,300	58,400
Ensco PLC (Class A Stock)	122,800	1,273,436
Helix Energy Solutions Group, Inc.*	3,000	16,800
Matrix Service Co.*	3,100	54,870
Petrofac Ltd. (United Kingdom)	519	6,849
Saipem SpA (Italy)*	9,453	3,780
Technip SA (France)	181	10,031
Tenaris SA (Luxembourg)	858	10,646
Transocean Ltd.	662	5,889

		1,440,701

Food & Staples Retailing 1.1%
Aeon Co. Ltd. (Japan) (Class A Stock)	1,200	17,335
Carrefour SA (France)	979	26,896
Casey’s General Stores, Inc.	670	75,924
Casino Guichard Perrachon SA (France)	107	6,124
Colruyt SA (Belgium)	134	7,793
Delhaize Group SA (Belgium)	178	18,551
Distribuidora Internacional de Alimentacion SA (Spain)	949	4,917
FamilyMart Co. Ltd. (Japan)	100	5,194
Fresh Market, Inc. (The)*	3,600	102,708
ICA Gruppen AB (Sweden)	166	5,487
Ingles Markets, Inc. (Class A Stock)	2,200	82,500
J Sainsbury PLC (United Kingdom)	2,517	9,974
Jeronimo Martins SGPS SA (Portugal)	494	8,075
Koninklijke Ahold NV (Netherlands)	1,475	33,130
Kroger Co. (The)	48,200	1,843,650
Lawson, Inc. (Japan)	100	8,371
METRO AG (Germany)	337	10,425

See Notes to Financial Statements.

Prudential Balanced Fund	25

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
Seven & i Holdings Co. Ltd. (Japan)	1,350	$57,520
SpartanNash Co.	500	15,155
SUPERVALU, Inc.*	5,300	30,528
Tesco PLC (United Kingdom)*	14,391	39,525
Village Super Market, Inc. (Class A Stock)	900	21,744
Wal-Mart Stores, Inc.	36,300	2,486,187
Weis Markets, Inc.	400	18,024
Wesfarmers Ltd. (Australia)	1,991	63,196
WM Morrison Supermarkets PLC (United Kingdom)	3,808	10,845
Woolworths Ltd. (Australia)	2,247	38,030

		5,047,808

Food Products 1.4%
Ajinomoto Co., Inc. (Japan)	1,000	22,547
Archer-Daniels-Midland Co.	38,600	1,401,566
Aryzta AG (Switzerland)	173	7,149
Associated British Foods PLC (United Kingdom)	630	30,226
Barry Callebaut AG (Switzerland)	4	4,337
Bunge Ltd.	21,000	1,190,070
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	12,392
ConAgra Foods, Inc.	20,000	892,400
Danone SA (France)	1,042	73,933
Farmer Brothers Co.*	600	16,722
General Mills, Inc.	6,500	411,775
Golden Agri-Resources Ltd. (Singapore)	11,000	3,347
Ingredion, Inc.	4,300	459,197
J&J Snack Foods Corp.	480	51,974
John B. Sanfilippo & Son, Inc.	500	34,545
Kerry Group PLC (Ireland) (Class A Stock)	288	26,783
Kikkoman Corp. (Japan)	300	9,848
Lancaster Colony Corp.	1,090	120,521
MEIJI Holdings Co. Ltd. (Japan)	200	16,072
Nestle SA (Switzerland)	5,636	420,563
NH Foods Ltd. (Japan)	300	6,603
Nisshin Seifun Group, Inc. (Japan)	605	9,608
Nissin Foods Holdings Co. Ltd. (Japan)	100	4,697
Orkla ASA (Norway)	1,444	13,061
Seaboard Corp.*	12	36,036
Tate & Lyle PLC (United Kingdom)	890	7,376
Toyo Suisan Kaisha Ltd. (Japan)	200	7,179
Tyson Foods, Inc. (Class A Stock)	16,700	1,113,222
WH Group Ltd. (Hong Kong), 144A*	10,000	7,232
Wilmar International Ltd. (Singapore)	3,600	8,977

See Notes to Financial Statements.

26

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food Products (cont’d.)
Yakult Honsha Co. Ltd. (Japan)	150	$6,636
Yamazaki Baking Co. Ltd. (Japan)	200	4,210

		6,430,804

Gas Utilities 0.2%
APA Group (Australia)	1,976	13,327
Enagas SA (Spain)	378	11,346
Gas Natural SDG SA (Spain)	611	12,335
Hong Kong & China Gas Co. Ltd. (Hong Kong)	12,719	23,777
New Jersey Resources Corp.	4,400	160,292
Osaka Gas Co. Ltd. (Japan)	3,400	13,051
Snam SpA (Italy)	3,853	24,112
Southwest Gas Corp.	1,100	72,435
Toho Gas Co. Ltd. (Japan)	800	5,678
Tokyo Gas Co. Ltd. (Japan)	4,000	18,646
UGI Corp.	14,200	572,118
WGL Holdings, Inc.	1,400	101,318

		1,028,435

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	25,000	1,045,750
ABIOMED, Inc.*(a)	1,960	185,828
Atrion Corp.	190	75,118
Baxter International, Inc.(a)	31,200	1,281,696
C.R. Bard, Inc.	5,500	1,114,685
Cantel Medical Corp.	900	64,224
Cochlear Ltd. (Australia)	98	7,665
Coloplast A/S (Denmark) (Class B Stock)	191	14,454
Essilor International SA (France)	363	44,727
Getinge AB (Sweden) (Class B Stock)	367	8,443
Greatbatch, Inc.*	600	21,384
Hill-Rom Holdings, Inc.	2,400	120,720
Hologic, Inc.*(a)	16,800	579,600
Hoya Corp. (Japan)	800	30,408
ICU Medical, Inc.*	1,210	125,961
Invacare Corp.	2,000	26,340
LivaNova PLC*	1,800	97,164
Masimo Corp.*	3,500	146,440
Medtronic PLC	17,200	1,290,000
Nuvectra Corp.*	200	1,082
Olympus Corp. (Japan)	480	18,636
Smith & Nephew PLC (United Kingdom)	1,584	26,061
Sonova Holding AG (Switzerland)	95	12,124

See Notes to Financial Statements.

Prudential Balanced Fund	27

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
STERIS PLC	2,800	$198,940
Stryker Corp.	7,000	751,030
SurModics, Inc.*	700	12,887
Sysmex Corp. (Japan)	300	18,755
Terumo Corp. (Japan)	500	17,894
West Pharmaceutical Services, Inc.	400	27,728
William Demant Holding A/S (Denmark)*	41	4,118

		7,369,862

Health Care Providers & Services 1.9%
Alfresa Holdings Corp. (Japan)	400	7,677
Amsurg Corp.*	400	29,840
Anthem, Inc.	10,200	1,417,698
Chemed Corp.(a)	210	28,445
CorVel Corp.*	400	15,768
Express Scripts Holding Co.*(a)	23,700	1,627,953
Fresenius Medical Care AG & Co. KGaA (Germany)	387	34,144
Fresenius SE & Co. KGaA (Germany)	674	49,130
HCA Holdings, Inc.*	2,900	226,345
Healthscope Ltd. (Australia)	2,829	5,756
LHC Group, Inc.*	900	32,004
Magellan Health, Inc.*	2,100	142,653
McKesson Corp.	10,100	1,588,225
Mediclinic International PLC (South Africa)	668	8,578
Medipal Holdings Corp. (Japan)	300	4,745
Miraca Holdings, Inc. (Japan)	100	4,105
Molina Healthcare, Inc.*(a)	1,400	90,286
National HealthCare Corp.	1,000	62,300
PharMerica Corp.*	3,600	79,596
Ramsay Health Care Ltd. (Australia)	250	11,738
Ryman Healthcare Ltd. (New Zealand)	734	4,235
Select Medical Holdings Corp.*(a)	2,000	23,620
Sonic Healthcare Ltd. (Australia)	727	10,426
Suzuken Co. Ltd. (Japan)	165	5,600
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	2,900	72,094
UnitedHealth Group, Inc.	20,700	2,668,230
Wellcare Health Plans, Inc.*	1,800	166,950

		8,418,141

Health Care Technology
Computer Programs & Systems, Inc.(a)	1,200	62,544
HMS Holdings Corp.*	800	11,480

See Notes to Financial Statements.

28

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Technology (cont’d.)
Quality Systems, Inc.	6,900	$105,156

		179,180

Hotels, Restaurants & Leisure 1.6%
Accor SA (France)	366	15,482
Aristocrat Leisure Ltd. (Australia)	930	7,336
Bloomin’ Brands, Inc.	7,800	131,586
Bojangles’, Inc.*	700	11,907
Boyd Gaming Corp.*	1,100	22,726
Carnival PLC	334	17,940
Carrols Restaurant Group, Inc.*	2,000	28,880
Compass Group PLC (United Kingdom)	2,907	51,246
Crown Resorts Ltd. (Australia)	735	7,012
Denny’s Corp.*	2,600	26,936
Eldorado Resorts, Inc.*	3,000	34,320
Extended Stay America, Inc.(a)	60,700	989,410
Flight Centre Travel Group Ltd. (Australia)	85	2,815
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	16,519
Genting Singapore PLC (Singapore)	12,000	7,429
InterContinental Hotels Group PLC (United Kingdom)	404	16,623
International Speedway Corp. (Class A Stock)	1,900	70,129
Isle of Capri Casinos, Inc.*	2,200	30,800
Jack in the Box, Inc.	1,900	121,353
Marcus Corp.	1,000	18,950
Marriott Vacations Worldwide Corp.	2,100	141,750
McDonald’s Corp.	17,668	2,220,514
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	2,369
Melco Crown Entertainment Ltd. (Hong Kong), ADR	150	2,477
Merlin Entertainments PLC (United Kingdom), 144A	1,367	9,088
MGM China Holdings Ltd. (Macau)	1,600	2,451
Monarch Casino & Resort, Inc.*	700	13,622
Oriental Land Co. Ltd. (Japan)	400	28,320
Paddy Power Betfair PLC (Ireland)	139	19,388
Penn National Gaming, Inc.*	2,000	33,380
Sands China Ltd. (Hong Kong)	3,800	15,513
Shangri-La Asia Ltd. (Hong Kong)	2,000	2,286
SJM Holdings Ltd. (Hong Kong)	3,000	2,146
Sodexo (France)	161	17,328
Starbucks Corp.	3,200	191,040
Tabcorp Holdings Ltd. (Australia)	1,326	4,348
Tatts Group Ltd. (Australia)	2,782	8,060
Texas Roadhouse, Inc.	3,500	152,530
TUI AG (Germany)	856	13,241

See Notes to Financial Statements.

Prudential Balanced Fund	29

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Whitbread PLC (United Kingdom)	313	$17,768
William Hill PLC (United Kingdom)	1,603	7,500
Wyndham Worldwide Corp.	16,300	1,245,809
Wynn Macau Ltd. (Macau)*	2,500	3,866
Yum! Brands, Inc.	14,900	1,219,565

		7,003,758

Household Durables 0.3%
Barratt Developments PLC (United Kingdom)	1,720	13,808
Berkeley Group Holdings PLC (United Kingdom)	223	10,282
Casio Computer Co. Ltd. (Japan)	400	8,067
Cavco Industries, Inc.*	600	56,076
D.R. Horton, Inc.	25,900	782,957
Electrolux AB (Sweden) Series B*	444	11,659
Flexsteel Industries, Inc.	600	26,208
Husqvarna AB (Sweden) (Class B Stock)	849	6,200
La-Z-Boy, Inc. (Class Z Stock)	4,500	120,330
Meritage Homes Corp.*	3,900	142,194
NACCO Industries, Inc. (Class A Stock)	200	11,482
Nikon Corp. (Japan)	600	9,175
Panasonic Corp. (Japan)	3,900	35,321
Persimmon PLC, B/C Shares (United Kingdom)	526	15,717
Rinnai Corp. (Japan)	70	6,184
Sekisui Chemical Co. Ltd. (Japan)	800	9,849
Sekisui House Ltd. (Japan)	1,100	18,559
Sony Corp. (Japan)	2,200	56,565
Taylor Morrison Home Corp. (Class A Stock)*	4,300	60,716
Taylor Wimpey PLC (United Kingdom)	5,584	15,218
Techtronic Industries Co. (Hong Kong)	2,000	7,923
ZAGG, Inc.*	3,300	29,733

		1,454,223

Household Products 1.4%
Clorox Co. (The)	6,900	869,814
Colgate-Palmolive Co.	17,800	1,257,570
Henkel AG & Co. KGaA (Germany)	178	17,454
Procter & Gamble Co. (The)	46,775	3,850,050
Reckitt Benckiser Group PLC (United Kingdom)	1,126	108,610
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,071	33,405
Unicharm Corp. (Japan)	700	15,236

		6,152,139

See Notes to Financial Statements.

30

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (The)	91,700	$1,082,060
Electric Power Development Co. Ltd. (Japan)	300	9,359
Enel Green Power SpA (Italy)	3,409	7,319
Meridian Energy Ltd. (New Zealand)	1,943	3,515
NRG Energy, Inc.	55,200	718,152
Ormat Technologies, Inc.	2,300	94,852
Talen Energy Corp.*	15,500	139,500

		2,054,757

Industrial Conglomerates 1.2%
3M Co.	14,600	2,432,798
Carlisle Cos., Inc.	9,800	975,100
CK Hutchison Holdings Ltd. (Hong Kong)	4,757	61,803
Danaher Corp.	5,800	550,188
General Electric Co.	38,970	1,238,856
Jardine Matheson Holdings Ltd. (Hong Kong)	400	22,832
Keihan Electric Railway Co. Ltd. (Japan)	1,000	7,045
Keppel Corp. Ltd. (Singapore)	2,500	10,809
Koninklijke Philips NV (Netherlands)	1,684	47,966
NWS Holdings Ltd. (Hong Kong)	2,900	4,625
Sembcorp Industries Ltd. (Singapore)	1,500	3,357
Siemens AG (Germany)	1,402	148,277
Smiths Group PLC (United Kingdom)	732	11,287
Toshiba Corp. (Japan)*	7,700	14,972

		5,529,915

Insurance 1.7%
Admiral Group PLC (United Kingdom)	374	10,626
Aegon NV (Netherlands)	3,226	17,729
Aflac, Inc.	24,000	1,515,360
Ageas (Belgium)	347	13,733
AIA Group Ltd. (Hong Kong)	21,100	119,933
Allianz SE (Germany)	808	131,224
Allstate Corp. (The)	21,600	1,455,192
Ambac Financial Group, Inc.*	1,400	22,120
American Equity Investment Life Holding Co.	7,400	124,320
American International Group, Inc.	17,700	956,685
AMP Ltd. (Australia)	5,413	23,993
Assicurazioni Generali SpA (Italy)	2,064	30,554
Aviva PLC (United Kingdom)	7,152	46,698
AXA SA (France)	3,485	81,719
Baloise Holding AG (Switzerland)	92	11,678
CNP Assurances (France)	354	5,513

See Notes to Financial Statements.

Prudential Balanced Fund	31

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,927	$23,354
Direct Line Insurance Group PLC (United Kingdom)	2,369	12,566
FBL Financial Group, Inc. (Class A Stock)	700	43,064
Gjensidige Forsikring ASA (Norway)	327	5,571
Hannover Rueck SE (Germany)	104	12,087
HCI Group, Inc.(a)	1,200	39,960
Insurance Australia Group Ltd. (Australia)	4,179	17,848
Japan Post Holdings Co. Ltd. (Japan)	500	6,688
Legal & General Group PLC (United Kingdom)	10,515	35,430
Lincoln National Corp.	11,000	431,200
Mapfre SA (Spain)	2,291	4,931
MBIA, Inc.*	1,900	16,815
Medibank Pvt Ltd. (Australia)	4,868	10,918
MetLife, Inc.	17,900	786,526
MS&AD Insurance Group Holdings (Japan)	890	24,805
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	295	59,869
National General Holdings Corp.	2,400	51,816
National Western Life Group, Inc. (Class A Stock)(Class A Stock)	130	29,982
NN Group NV (Netherlands)	412	13,450
Old Mutual PLC (United Kingdom)	8,993	24,840
Old Republic International Corp.	12,300	224,844
Prudential PLC (United Kingdom)	4,546	84,594
QBE Insurance Group Ltd. (Australia)	2,354	19,672
RSA Insurance Group PLC (United Kingdom)	1,746	11,899
Sampo OYJ (Finland) (Class A Stock)	790	37,418
SCOR SE (France)	264	9,307
Selective Insurance Group, Inc.	400	14,644
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	575	16,296
Sony Financial Holdings, Inc. (Japan)	300	3,836
St. James’s Place PLC (United Kingdom)	964	12,675
Standard Life PLC (United Kingdom)	3,381	17,241
Suncorp Group Ltd. (Australia)	2,208	20,145
Swiss Life Holding AG (Switzerland)	56	14,861
Swiss Re AG (Switzerland)	623	57,528
T&D Holdings, Inc. (Japan)	1,200	11,209
Tokio Marine Holdings, Inc. (Japan)	1,200	40,545
Travelers Cos., Inc. (The)	4,300	501,853
Tryg A/S (Denmark)	184	3,563
UnipolSai SpA (Italy)	1,762	4,069
United Insurance Holdings Corp.	2,500	48,025
Zurich Insurance Group AG (Switzerland)	266	61,688

		7,434,709

See Notes to Financial Statements.

32

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Catalog Retail 0.7%
1-800-Flowers.com, Inc. (Class A Stock)*	2,600	$20,488
Amazon.com, Inc.*	5,200	3,086,928
Nutrisystem, Inc.	1,900	39,653
Rakuten, Inc. (Japan)	1,810	17,472
Zalando SE (Germany), 144A*	136	4,459

		3,169,000

Internet Software & Services 2.6%
Alphabet, Inc. (Class A Stock)*	3,600	2,746,440
Alphabet, Inc. (Class C Stock)*	5,015	3,735,924
Auto Trader Group PLC (United Kingdom), 144A	1,648	9,221
Bankrate, Inc.*	5,500	50,435
Blucora, Inc.*	2,800	14,448
eBay, Inc.*	51,900	1,238,334
Facebook, Inc. (Class A Stock)*	32,200	3,674,020
j2 Global, Inc.	2,100	129,318
LogMeIn, Inc.*	300	15,138
NIC, Inc.	3,000	54,090
RetailMeNot, Inc.*	5,400	43,254
United Internet AG (Germany)	215	10,772
Yahoo Japan Corp. (Japan)	2,656	11,305

		11,732,699

IT Services 1.7%
Accenture PLC (Class A Stock)	16,500	1,904,100
Amadeus IT Holding SA (Spain) (Class A Stock)	776	33,185
AtoS (France)	155	12,589
Caci International, Inc. (Class A Stock)*	1,600	170,720
Cap Gemini SA (France)	289	27,109
Cognizant Technology Solutions Corp. (Class A Stock)*	10,400	652,080
Computershare Ltd. (Australia)	941	7,043
DST Systems, Inc.	3,500	394,695
Euronet Worldwide, Inc.*	900	66,699
EVERTEC, Inc. (Puerto Rico)	1,700	23,766
Fiserv, Inc.*	11,400	1,169,412
Fujitsu Ltd. (Japan)	3,500	12,942
Itochu Techno-Solutions Corp. (Japan)	100	1,887
Leidos Holdings, Inc.	3,300	166,056
MasterCard, Inc. (Class A Stock)	5,100	481,950
MAXIMUS, Inc.	300	15,792
Nomura Research Institute Ltd. (Japan)	220	7,409
NTT Data Corp. (Japan)	229	11,484

See Notes to Financial Statements.

Prudential Balanced Fund	33

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
Otsuka Corp. (Japan)	90	$4,748
Science Applications International Corp.	1,400	74,676
Syntel, Inc.*	3,200	159,776
TeleTech Holdings, Inc.	1,200	33,312
Travelport Worldwide Ltd. (United Kingdom)	1,200	16,392
Virtusa Corp.*	800	29,968
Visa, Inc. (Class A Stock)	25,000	1,912,000
Worldpay Group PLC (United Kingdom), 144A*	1,888	7,438

		7,397,228

Leisure Products 0.1%
Bandai Namco Holdings, Inc. (Japan)	400	8,719
Sankyo Co. Ltd. (Japan)	50	1,862
Sega Sammy Holdings, Inc. (Japan)	400	4,358
Shimano, Inc. (Japan)	100	15,683
Smith & Wesson Holding Corp.*	5,000	133,100
Sturm Ruger & Co., Inc.	1,400	95,732
Yamaha Corp. (Japan)	300	9,025

		268,479

Life Sciences Tools & Services 0.1%
Lonza Group AG (Switzerland)	99	16,735
PAREXEL International Corp.*	900	56,457
QIAGEN NV*	380	8,450
VWR Corp.*	7,000	189,420

		271,062

Machinery 0.6%
Alfa Laval AB (Sweden)	519	8,477
Alstom SA (France)*	263	6,712
Amada Co. Ltd. (Japan)	600	5,846
ANDRITZ AG (Austria)	139	7,615
Atlas Copco AB (Sweden) (Class A Stock)	1,187	29,791
Atlas Copco AB (Sweden) (Class B Stock)	670	15,767
CNH Industrial NV (United Kingdom)	1,657	11,250
FANUC Corp. (Japan)	340	52,655
GEA Group AG (Germany)	318	15,516
Global Brass & Copper Holdings, Inc.	2,500	62,375
Harsco Corp.	5,600	30,520
Hino Motors Ltd. (Japan)	500	5,403
Hitachi Construction Machinery Co. Ltd. (Japan)	200	3,174
Hyster-Yale Materials Handling, Inc.	700	46,620

See Notes to Financial Statements.

34

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
IHI Corp. (Japan)	2,700	$5,715
Illinois Tool Works, Inc.	12,100	1,239,524
IMI PLC (United Kingdom)	481	6,570
JTEKT Corp. (Japan)	400	5,191
Kawasaki Heavy Industries Ltd. (Japan)	2,600	7,501
Komatsu Ltd. (Japan)	1,700	28,902
Kone OYJ (Finland) (Class B Stock)	596	28,686
Kubota Corp. (Japan)	2,000	27,299
Kurita Water Industries Ltd. (Japan)	200	4,555
LB Foster Co. (Class A Stock)	600	10,896
Lydall, Inc.*	1,300	42,276
Makita Corp. (Japan)	250	15,496
MAN SE (Germany)	66	7,138
Metso OYJ (Finland)	227	5,410
Minebea Co. Ltd. (Japan)	1,000	7,796
Mitsubishi Heavy Industries Ltd. (Japan)	5,600	20,805
Mueller Industries, Inc.	1,900	55,898
Nabtesco Corp. (Japan)	300	6,729
NGK Insulators Ltd. (Japan)	500	9,227
NSK Ltd. (Japan)	1,000	9,153
Rexnord Corp.*	5,700	115,254
Sandvik AB (Sweden)	1,830	18,900
Schindler Holding AG (Switzerland)	40	7,325
Schindler Holding AG - Participation Certificates (Switzerland)	76	14,001
SembCorp. Marine Ltd. (Singapore)	1,300	1,589
SKF AB (Sweden) (Class B Stock)*	730	13,159
SMC Corp. (Japan)	100	23,173
Standex International Corp.	800	62,248
Sulzer AG (Switzerland)	24	2,380
Sumitomo Heavy Industries Ltd. (Japan)	1,200	4,953
THK Co. Ltd. (Japan)	250	4,602
TriMas Corp.*	1,200	21,024
Trinity Industries, Inc.(a)	24,600	450,426
Volvo AB (Sweden) (Class B Stock)	2,725	29,846
Wabash National Corp.*(a)	4,800	63,360
Wartsila OYJ Abp (Finland)	254	11,482
Weir Group PLC (The) (United Kingdom)	437	6,943
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	1,961
Zardoya Otis SA (Spain)	359	4,167

		2,703,281

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	7	8,932
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	12	15,732

See Notes to Financial Statements.

Prudential Balanced Fund	35

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Marine (cont’d.)
Kuehne + Nagel International AG (Switzerland)	100	$14,212
Matson, Inc.	3,600	144,612
Mitsui OSK Lines Ltd. (Japan)	2,200	4,476
Nippon Yusen K.K. (Japan)	2,900	5,592

		193,556

Media 1.3%
Altice NV (Netherlands) (Class A Stock)*	662	11,759
Altice NV (Netherlands) (Class B Stock)*	173	3,108
Axel Springer AG (Germany)	71	3,822
Cinemark Holdings, Inc.	2,900	103,907
Comcast Corp. (Class A Stock)	44,400	2,711,952
Dentsu, Inc. (Japan)	400	20,067
DISH Network Corp.*	6,600	305,316
Entercom Communications Corp. (Class A Stock)*	1,100	11,638
Eutelsat Communications SA (France)	301	9,708
Hakuhodo DY Holdings, Inc. (Japan)	460	5,208
ITV PLC (United Kingdom)	6,994	24,168
JCDecaux SA (France)	120	5,252
Kabel Deutschland Holding AG (Germany)	35	3,923
Lagardere SCA (France)	229	6,074
News Corp. (Class A Stock)	40,400	515,908
Numericable-SFR SAS (France)	209	8,777
Pearson PLC (United Kingdom)	1,409	17,658
ProSiebenSat 1 Media AG (Germany)	376	19,302
Publicis Groupe SA (France)	334	23,421
REA Group Ltd. (Australia)	83	3,435
Reed Elsevier NV (United Kingdom)	1,759	30,667
Reed Elsevier PLC (United Kingdom)	1,966	36,471
RTL Group SA (Luxembourg)	79	6,684
Schibsted ASA (Norway) (Class A Stock)	119	3,472
Schibsted ASA (Norway) (Class B Stock)*	140	3,875
Scholastic Corp.	600	22,422
SES SA (Luxembourg)	560	16,383
Sinclair Broadcast Group, Inc. (Class A Stock)	900	27,675
Singapore Press Holdings Ltd. (Singapore)	3,000	8,898
Sky PLC (United Kingdom)	1,825	26,817
TEGNA, Inc.	14,200	333,132
Telenet Group Holding NV (Belgium)*	110	5,559
Time Warner, Inc.	2,200	159,610
Time, Inc.	8,300	128,152
Toho Co. Ltd. (Japan)	200	5,257

See Notes to Financial Statements.

36

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
Viacom, Inc. (Class B Stock)	4,300	$177,504
Vivendi SA (France)	2,055	43,067
Walt Disney Co. (The)(a)	9,500	943,445
Wolters Kluwer NV (Netherlands)	518	20,646
WPP PLC (United Kingdom)	2,289	53,278

		5,867,417

Metals & Mining 0.2%
Alumina Ltd. (Australia)	4,251	4,229
Anglo American PLC (United Kingdom)	2,406	18,970
Antofagasta PLC (Chile)	612	4,113
ArcelorMittal (Netherlands)	1,555	7,015
BHP Billiton Ltd. (Australia)	5,677	73,357
BHP Billiton PLC (Australia)	3,733	41,803
Boliden AB (Sweden)	469	7,481
Fortescue Metals Group Ltd. (Australia)(a)	2,458	4,782
Fresnillo PLC (Mexico)	353	4,821
Glencore PLC (Switzerland)	21,629	48,632
Hitachi Metals Ltd. (Japan)	400	4,125
Iluka Resources Ltd. (Australia)	642	3,219
JFE Holdings, Inc. (Japan)	900	12,087
Kobe Steel Ltd. (Japan)	6,100	5,362
Maruichi Steel Tube Ltd. (Japan)	100	2,739
Mitsubishi Materials Corp. (Japan)	2,100	5,925
Newcrest Mining Ltd. (Australia)*	1,316	17,030
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,417	27,166
Norsk Hydro ASA (Norway)	2,308	9,482
Olympic Steel, Inc.	2,600	45,006
Randgold Resources Ltd. (United Kingdom)	160	14,557
Rio Tinto Ltd. (United Kingdom)	774	25,202
Rio Tinto PLC (United Kingdom)	2,193	61,471
South32 Ltd. (Australia)*	9,138	10,254
Steel Dynamics, Inc.	4,900	110,299
Sumitomo Metal Mining Co. Ltd. (Japan)	900	8,905
ThyssenKrupp AG (Germany)	650	13,463
Voestalpine AG (Austria)	201	6,704
Worthington Industries, Inc.	4,900	174,636

		772,835

Multi-Utilities 0.3%
AGL Energy Ltd. (Australia)	1,186	16,698
Centrica PLC (United Kingdom)	8,962	29,277

See Notes to Financial Statements.

Prudential Balanced Fund	37

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
DUET Group (Australia)	3,649	$6,388
E.ON SE (Germany)	3,537	33,821
Engie (France)	2,583	40,020
MDU Resources Group, Inc.	6,200	120,652
National Grid PLC (United Kingdom)	6,618	93,640
Public Service Enterprise Group, Inc.	22,200	1,046,508
RWE AG (Germany)	865	11,128
Suez Environnement Co. (France)	531	9,721
Veolia Environnement SA (France)	772	18,581

		1,426,434

Multiline Retail 0.6%
Harvey Norman Holdings Ltd. (Australia)	1,203	4,328
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	8,172
J. Front Retailing Co. Ltd. (Japan)	450	5,971
Macy’s, Inc.	19,600	864,164
Marks & Spencer Group PLC (United Kingdom)	2,801	16,322
Marui Group Co. Ltd. (Japan)	400	5,732
Next PLC (United Kingdom)	267	20,677
Takashimaya Co. Ltd. (Japan)	500	4,179
Target Corp.	21,200	1,744,336

		2,673,881

Oil, Gas & Consumable Fuels 3.0%
Adams Resources & Energy, Inc.	300	11,994
BP PLC (United Kingdom)	32,378	161,998
Caltex Australia Ltd. (Australia)	492	12,832
Chevron Corp.	17,392	1,659,197
Columbia Pipeline Group, Inc.	6,700	168,170
Delek Group Ltd. (Israel)	7	1,202
Delek US Holdings, Inc.	4,000	60,960
Eni SpA (Italy)	4,464	67,419
Exxon Mobil Corp.	32,054	2,679,394
Galp Energia SGPS SA (Portugal) (Class B Stock)	794	9,970
HollyFrontier Corp.	25,700	907,724
Idemitsu Kosan Co. Ltd. (Japan)	240	4,282
Inpex Corp. (Japan)	1,781	13,487
JX Holdings, Inc. (Japan)	4,310	16,595
Kinder Morgan, Inc.	70,900	1,266,274
Koninklijke Vopak NV (Netherlands)	138	6,863
Lundin Petroleum AB (Sweden)*	409	6,913
Marathon Oil Corp.	33,356	371,586

See Notes to Financial Statements.

38

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	38,500	$1,431,430
Neste OYJ (Finland)	239	7,854
Oil Search Ltd. (Australia)	2,395	12,472
OMV AG (Austria)	281	7,890
Origin Energy Ltd. (Australia)	3,105	12,093
Panhandle Oil and Gas, Inc. (Class A Stock)	900	15,579
Phillips 66(a)	19,100	1,653,869
Repsol SA (Spain)	2,017	22,679
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,968	168,249
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,005	170,464
Santos Ltd. (Australia)	2,965	9,187
Scorpio Tankers, Inc. (Monaco)	9,700	56,551
Showa Shell Sekiyu KK (Japan)	500	4,485
Statoil ASA (Norway)	1,973	30,815
Tesoro Corp.	5,900	507,459
TonenGeneral Sekiyu KK (Japan)	500	4,523
Total SA (France)	3,880	176,546
Valero Energy Corp.	25,000	1,603,500
Western Refining, Inc.	4,900	142,541
Woodside Petroleum Ltd. (Australia)	1,311	26,225

		13,491,271

Paper & Forest Products 0.1%
Boise Cascade Co.*	4,600	95,312
KapStone Paper and Packaging Corp.	8,400	116,340
Mondi PLC (South Africa)	674	12,889
Oji Holdings Corp. (Japan)	1,500	6,025
P.H. Glatfelter Co.	700	14,511
Schweitzer-Mauduit International, Inc.	2,600	81,848
Stora Enso OYJ (Finland) (Class R Stock)	946	8,452
UPM-Kymmene OYJ (Finland)	916	16,561

		351,938

Personal Products 0.1%
Beiersdorf AG (Germany)	172	15,493
Kao Corp. (Japan)	850	45,324
L’Oreal SA (France)	445	79,604
Medifast, Inc.	300	9,057
Shiseido Co. Ltd. (Japan)	700	15,595
Unilever NV-CVA (United Kingdom)	2,880	129,481
Unilever PLC (United Kingdom)	2,269	102,315

		396,869

See Notes to Financial Statements.

Prudential Balanced Fund	39

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 3.0%
Amphastar Pharmaceuticals, Inc.*	1,000	$12,000
Astellas Pharma, Inc. (Japan)	3,800	50,500
AstraZeneca PLC (United Kingdom)	2,234	124,728
Bayer AG (Germany)	1,462	171,318
Bristol-Myers Squibb Co.	37,100	2,369,948
Catalent, Inc.*(a)	5,300	141,351
Chugai Pharmaceutical Co. Ltd. (Japan)	400	12,377
Daiichi Sankyo Co. Ltd. (Japan)	1,200	26,634
Eisai Co. Ltd. (Japan)	400	24,049
Galenica AG (Switzerland)	7	10,505
GlaxoSmithKline PLC (United Kingdom)	8,603	174,152
Heska Corp.*	500	14,250
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	4,469
Jazz Pharmaceuticals PLC*	5,600	731,080
Johnson & Johnson	33,500	3,624,700
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	6,383
Mallinckrodt PLC*	19,600	1,201,088
Merck & Co., Inc.	27,889	1,475,607
Merck KGaA (Germany)	222	18,467
Mitsubishi Tanabe Pharma Corp. (Japan)	400	6,950
Novartis AG (Switzerland)	4,022	291,000
Novo Nordisk A/S (Class B Stock) (Denmark)	3,464	187,588
Ono Pharmaceutical Co. Ltd. (Japan)	500	21,151
Orion OYJ (Finland) (Class B Stock)	177	5,843
Otsuka Holdings Co. Ltd. (Japan)	700	25,425
Pfizer, Inc.	51,719	1,532,951
Phibro Animal Health Corp. (Class A Stock)	1,100	29,744
Prestige Brands Holdings, Inc.*(a)	2,800	149,492
Roche Holding AG (Switzerland)	1,242	304,961
Sanofi (France)	2,077	166,982
Santen Pharmaceutical Co. Ltd. (Japan)	650	9,770
SciClone Pharmaceuticals, Inc.*	3,300	36,300
Shionogi & Co. Ltd. (Japan)	600	28,201
Shire PLC (Ireland)	1,047	59,715
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	7,500	81,975
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	3,451
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,378
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	63,827
Taro Pharmaceutical Industries Ltd.*	12	1,719
Teva Pharmaceutical Industries Ltd. (Israel)	1,615	86,861
UCB SA (Belgium)	217	16,565

		13,306,455

See Notes to Financial Statements.

40

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Professional Services 0.3%
Adecco SA (Switzerland)	305	$19,841
Bureau Veritas SA (France)	496	11,028
Capita PLC (United Kingdom)	1,141	17,035
Experian PLC (Ireland)	1,710	30,522
Intertek Group PLC (United Kingdom)	277	12,577
Kforce, Inc.	2,200	43,076
Korn/Ferry International	2,800	79,212
Mistras Group, Inc.*	1,100	27,247
On Assignment, Inc.*	2,400	88,608
Randstad Holding NV (Netherlands)	221	12,224
Resources Connection, Inc.	1,600	24,896
Robert Half International, Inc.	23,300	1,085,314
RPX Corp.*	1,500	16,890
Seek Ltd. (Australia)	633	7,858
SGS SA (Switzerland)	9	19,004

		1,495,332

Real Estate Investment Trusts (REITs) 2.1%
AG Mortgage Investment Trust, Inc.	1,900	24,833
American Assets Trust, Inc.	3,500	139,720
American Capital Mortgage Investment Corp.	700	10,276
Annaly Capital Management, Inc.	42,000	430,920
Apollo Residential Mortgage, Inc.	1,600	21,472
Ares Commercial Real Estate Corp.	5,100	55,845
Ascendas Real Estate Investment Trust (Singapore)	4,000	7,094
Ashford Hospitality Trust, Inc.	12,800	81,664
British Land Co. PLC (The) (United Kingdom)	1,677	16,833
CapitaCommercial Trust (Singapore)	4,000	4,366
CapitaMall Trust (Singapore)	4,700	7,284
CBL & Associates Properties, Inc.	55,800	664,020
Chatham Lodging Trust	5,000	107,150
Chimera Investment Corp.	28,100	381,879
Colony Financial, Inc. (Class A Stock)	5,700	95,589
Cousins Properties, Inc.	7,300	75,774
DCT Industrial Trust, Inc.	1,600	63,152
Dexus Property Group (Australia)	1,711	10,390
DiamondRock Hospitality Co.	4,400	44,528
First Potomac Realty Trust	1,200	10,872
Fonciere Des Regions (France)	53	4,998
Franklin Street Properties Corp.	11,400	120,954
Gecina SA (France)	60	8,230
GEO Group, Inc. (The)	4,800	166,416
Gladstone Commercial Corp.	1,000	16,380

See Notes to Financial Statements.

Prudential Balanced Fund	41

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Goodman Group (Australia)	3,121	$15,961
GPT Group (Australia)	3,161	12,101
Hammerson PLC (United Kingdom)	1,375	11,407
HCP, Inc.	25,600	834,048
Hospitality Properties Trust	30,000	796,800
ICADE (France)	57	4,356
InfraREIT, Inc.	2,100	35,805
Intu Properties PLC (United Kingdom)	1,688	7,569
Invesco Mortgage Capital, Inc.	10,900	132,762
Investors Real Estate Trust	4,900	35,574
Japan Prime Realty Investment Corp. (Japan)	1	4,073
Japan Real Estate Investment Corp. (Japan)	2	11,546
Japan Retail Fund Investment Corp. (Japan)	4	9,604
Klepierre (France)	379	18,104
Ladder Capital Corp.	4,236	52,738
Land Securities Group PLC (United Kingdom)	1,398	22,043
Lexington Realty Trust	16,300	140,180
Link REIT (The) (Hong Kong)	4,000	23,763
Mirvac Group (Australia)	6,353	9,413
Nippon Building Fund, Inc. (Japan)	2	11,840
Nippon Prologis REIT, Inc. (Japan)	3	6,708
Parkway Properties, Inc.	600	9,396
Prologis, Inc.	33,800	1,493,284
Redwood Trust, Inc.	5,500	71,940
Resource Capital Corp.	2,750	30,937
RLJ Lodging Trust	7,000	160,160
Ryman Hospitality Properties, Inc.	2,800	144,144
Sabra Health Care REIT, Inc.	2,700	54,243
Scentre Group (Australia)	9,351	31,831
Segro PLC (United Kingdom)	1,419	8,347
Simon Property Group, Inc.	6,400	1,329,216
Starwood Property Trust, Inc.	42,400	802,632
Stockland (Australia)	4,196	13,728
Summit Hotel Properties, Inc.	10,900	130,473
Sunstone Hotel Investors, Inc.	11,281	157,934
Suntec Real Estate Investment Trust (Singapore)	4,000	4,971
Unibail-Rodamco SE (France)	174	47,720
United Urban Investment Corp. (Japan)	5	8,076
Urban Edge Properties	1,800	46,512
Vicinity Centres (Australia)	5,776	14,117
Westfield Corp. (Australia)	3,490	26,722
Xenia Hotels & Resorts, Inc.	8,400	131,208

		9,484,625

See Notes to Financial Statements.

42

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. (Japan)	220	$3,255
Azrieli Group (Israel)	56	2,199
CapitaLand Ltd. (Singapore)	4,300	9,780
CBRE Group, Inc. (Class A Stock)*	33,100	953,942
Cheung Kong Property Holdings Ltd. (China)	4,357	28,078
City Developments Ltd. (Singapore)	900	5,449
Daito Trust Construction Co. Ltd. (Japan)	100	14,184
Daiwa House Industry Co. Ltd. (Japan)	1,100	30,919
Deutsche Annington Immobilien SE (Germany)	824	29,582
Deutsche Wohnen AG (Germany)	579	17,969
Global Logistic Properties Ltd. (Singapore)	5,800	8,272
Hang Lung Properties Ltd. (Hong Kong)	4,000	7,637
Henderson Land Development Co. Ltd. (Hong Kong)	1,976	12,151
Hongkong Land Holdings Ltd. (Hong Kong)	1,000	5,990
Hulic Co. Ltd. (Japan)	500	4,767
Hysan Development Co. Ltd. (Hong Kong)	1,400	5,966
Jones Lang LaSalle, Inc.	6,100	715,652
Kerry Properties Ltd. (Hong Kong)	1,000	2,746
Lend Lease Group (Australia)	919	9,756
Marcus & Millichap, Inc.*	2,900	73,631
Mitsubishi Estate Co. Ltd. (Japan)	2,300	42,688
Mitsui Fudosan Co. Ltd. (Japan)	1,700	42,343
New World Development Co. Ltd. (Hong Kong)	9,800	9,353
Nomura Real Estate Holdings, Inc. (Japan)	300	5,538
NTT Urban Development Corp. (Japan)	200	1,957
Sino Land Co. Ltd. (Hong Kong)	5,300	8,419
Sumitomo Realty & Development Co. Ltd. (Japan)	690	20,170
Sun Hung Kai Properties Ltd. (Hong Kong)	3,100	37,933
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	10,786
Swire Properties Ltd. (Hong Kong)	1,600	4,331
Swiss Prime Site AG (Switzerland)	121	10,661
Tokyo Tatemono Co. Ltd. (Japan)	150	1,866
Tokyu Fudosan Holdings Corp. (Japan)	1,000	6,787
UOL Group Ltd. (Singapore)	735	3,274
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	13,146
Wheelock & Co. Ltd. (Hong Kong)	1,800	8,043

		2,169,220

Road & Rail 0.1%
ArcBest Corp.	2,300	49,657
Asciano Ltd. (Australia)	1,204	8,273
Aurizon Holdings Ltd. (Australia)	3,679	11,180
Central Japan Railway Co. (Japan)	255	45,097

See Notes to Financial Statements.

Prudential Balanced Fund	43

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
ComfortDelGro Corp. Ltd. (Singapore)	3,600	$7,803
DSV A/S (Denmark)	337	14,017
East Japan Railway Co. (Japan)	600	51,756
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	12,754
JB Hunt Transport Services, Inc.	1,000	84,240
Keikyu Corp. (Japan)	1,000	8,796
Keio Corp. (Japan)	1,100	9,654
Keisei Electric Railway Co. Ltd. (Japan)	500	7,034
Kintetsu Corp. (Japan)	3,500	14,184
MTR Corp. Ltd. (Hong Kong)	2,500	12,390
Nagoya Railroad Co. Ltd. (Japan)	2,000	9,339
Nippon Express Co. Ltd. (Japan)	1,600	7,274
Odakyu Electric Railway Co. Ltd. (Japan)	1,100	11,966
Roadrunner Transportation Systems, Inc.*	2,000	24,920
Tobu Railway Co. Ltd. (Japan)	1,900	9,472
Tokyu Corp. (Japan)	2,100	17,588
West Japan Railway Co. (Japan)	300	18,524

		435,918

Semiconductors & Semiconductor Equipment 1.4%
Advanced Energy Industries, Inc.*	4,600	160,034
Amkor Technology, Inc.*	6,500	38,285
ARM Holdings PLC (United Kingdom)	2,484	36,170
ASM Pacific Technology Ltd. (Hong Kong)	400	3,149
ASML Holding NV (Netherlands)	610	61,387
Brooks Automation, Inc.	2,000	20,800
Cabot Microelectronics Corp.	400	16,364
Cascade Microtech, Inc.*	500	10,310
Cirrus Logic, Inc.*	2,200	80,102
Infineon Technologies AG (Germany)	1,996	28,300
Integrated Device Technology, Inc.*(a)	2,900	59,276
Intel Corp.	93,800	3,034,430
IXYS Corp.	900	10,098
NVE Corp.	400	22,612
NXP Semiconductors NV (Netherlands)*	233	18,889
QUALCOMM, Inc.	20,600	1,053,484
Rohm Co. Ltd. (Japan)	200	8,412
Silicon Laboratories, Inc.*	600	26,976
STMicroelectronics NV (Switzerland)	1,278	7,114
Synaptics, Inc.*	1,100	87,714
Tessera Technologies, Inc.	4,400	136,400
Texas Instruments, Inc.	19,400	1,113,948

See Notes to Financial Statements.

44

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	350	$22,795

		6,057,049

Software 2.9%
A10 Networks, Inc.*	2,900	17,168
ACI Worldwide, Inc.*	2,500	51,975
Activision Blizzard, Inc.	14,100	477,144
Adobe Systems, Inc.*	7,300	684,740
Aspen Technology, Inc.*	4,200	151,746
AVG Technologies NV*	1,900	39,425
Barracuda Networks, Inc.*	5,100	78,540
Blackbaud, Inc.	700	44,023
Check Point Software Technologies Ltd. (Israel)*(a)	124	10,846
Citrix Systems, Inc.*	10,500	825,090
Dassault Systemes SA (France)	238	18,857
Gemalto NV (Netherlands)	144	10,629
Globant SA*	2,000	61,720
GungHo Online Entertainment, Inc. (Japan)	1,200	3,376
Konami Corp. (Japan)	200	5,911
Manhattan Associates, Inc.*	3,000	170,610
Microsoft Corp.	119,213	6,584,134
Mobileye NV*(a)	128	4,773
Nexon Co. Ltd. (Japan)	300	5,116
NICE Systems Ltd. (Israel)	114	7,409
Nintendo Co. Ltd. (Japan)	150	21,322
Nuance Communications, Inc.*	16,100	300,909
Oracle Corp.	60,600	2,479,146
Oracle Corp. Japan (Japan)	100	5,608
Pegasystems, Inc.	4,100	104,058
Progress Software Corp.*	1,600	38,592
Sage Group PLC (The) (United Kingdom)	1,852	16,699
SAP SE (Germany)	1,737	139,774
Take-Two Interactive Software, Inc.*(a)	4,100	154,447
Trend Micro, Inc. (Japan)	200	7,320
Verint Systems, Inc.*	3,800	126,844
Xura, Inc.*	1,500	29,505

		12,677,456

Specialty Retail 1.2%
ABC-Mart, Inc. (Japan)	100	6,400
American Eagle Outfitters, Inc.	4,600	76,682
Asbury Automotive Group, Inc.*	700	41,888
Barnes & Noble Education, Inc.*	900	8,820

See Notes to Financial Statements.

Prudential Balanced Fund	45

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Caleres, Inc.	400	$11,316
Cato Corp. (The) (Class A Stock)	1,800	69,390
Dixons Carphone PLC (United Kingdom)	1,720	10,511
DSW, Inc. (Class A Stock)	11,400	315,096
Dufry AG (Switzerland)*	74	9,088
Express, Inc.*	2,400	51,384
Fast Retailing Co. Ltd. (Japan)	100	31,952
Francesca’s Holdings Corp.*	4,600	88,136
Gap, Inc. (The)	6,000	176,400
GNC Holdings, Inc. (Class A Stock)	29,800	946,150
Group 1 Automotive, Inc.	900	52,821
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,678	55,851
Home Depot, Inc. (The)	4,400	587,092
Inditex SA (Spain)	1,928	64,626
Kingfisher PLC (United Kingdom)	4,057	21,882
Lowe’s Cos., Inc.	6,100	462,075
Murphy USA, Inc.*	4,000	245,800
Nitori Holdings Co. Ltd. (Japan)	150	13,725
Rent-A-Center, Inc.	4,200	66,570
Ross Stores, Inc.	3,800	220,020
Sanrio Co. Ltd. (Japan)	150	2,932
Shoe Carnival, Inc.	1,100	29,656
Sonic Automotive, Inc. (Class A Stock)	2,700	49,896
Sports Direct International PLC (United Kingdom)*	431	2,338
Staples, Inc.	126,800	1,398,604
Tilly’s, Inc. (Class A Stock)*	3,600	24,084
USS Co. Ltd. (Japan)	400	6,383
Yamada Denki Co. Ltd. (Japan)	1,360	6,429

		5,153,997

Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	80,100	8,730,099
Brother Industries Ltd. (Japan)	500	5,743
Canon, Inc. (Japan)	1,850	55,172
FUJIFILM Holdings Corp. (Japan)	800	31,622
Hewlett Packard Enterprise Co.	62,000	1,099,260
HP, Inc.	62,000	763,840
Konica Minolta, Inc. (Japan)	800	6,785
NEC Corp. (Japan)	4,500	11,313
Ricoh Co. Ltd. (Japan)	1,300	13,232
Seiko Epson Corp. (Japan)	500	8,041

		10,725,107

See Notes to Financial Statements.

46

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.8%
Adidas AG (Germany)	370	$43,202
Asics Corp. (Japan)	300	5,350
Burberry Group PLC (United Kingdom)	807	15,777
Christian Dior SA (France)	101	18,289
Cie Financiere Richemont SA (Switzerland)	923	60,965
Culp, Inc.	1,200	31,464
Hermes International (France)	45	15,823
HUGO BOSS AG (Germany)	118	7,714
Kering (France)	134	23,925
Li & Fung Ltd. (Hong Kong)	11,000	6,517
Luxottica Group SpA (Italy)	290	15,975
LVMH Moet Hennessy Louis Vuitton SE (France)	494	84,413
Michael Kors Holdings Ltd.*	18,900	1,076,544
NIKE, Inc. (Class B Stock)	27,600	1,696,572
Oxford Industries, Inc.	1,400	94,122
Pandora A/S (Denmark)	200	26,147
Swatch Group AG (The) (Switzerland) (Bearer Shares)	57	19,665
Swatch Group AG (The) (Switzerland) (Registered Shares)	99	6,662
Unifi, Inc.*	1,600	36,656
Wolverine World Wide, Inc.	7,400	136,308
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	5,157

		3,427,247

Thrifts & Mortgage Finance 0.1%
Beneficial Bancorp, Inc.*	2,200	30,118
Essent Group Ltd.*	1,800	37,440
EverBank Financial Corp.	2,000	30,180
Flagstar Bancorp, Inc.*	4,600	98,716
MGIC Investment Corp.*(a)	7,500	57,525
OceanFirst Financial Corp.	600	10,608
PennyMac Financial Services, Inc. (Class A Stock)*	900	10,584
Walker & Dunlop, Inc.*	3,800	92,226

		367,397

Tobacco 0.7%
Altria Group, Inc.	45,600	2,857,296
British American Tobacco (United Kingdom)	3,295	192,678
Imperial Tobacco Group PLC (United Kingdom)	1,695	93,847
Japan Tobacco, Inc. (Japan)	1,944	80,914
Swedish Match AB (Sweden)	337	11,424

		3,236,159

See Notes to Financial Statements.

Prudential Balanced Fund	47

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.1%
AerCap Holdings NV (Netherlands)*	178	$6,899
Ashtead Group PLC (United Kingdom)	866	10,724
Brenntag AG (Germany)	265	15,101
Bunzl PLC (United Kingdom)	575	16,679
CAI International, Inc.*	3,400	32,844
ITOCHU Corp. (Japan)	2,800	34,409
Marubeni Corp. (Japan)	2,900	14,672
Mitsubishi Corp. (Japan)	2,400	40,612
Mitsui & Co. Ltd. (Japan)	3,100	35,645
Noble Group Ltd. (Hong Kong)*	6,681	2,177
Rexel SA (France)	492	7,013
Sumitomo Corp. (Japan)	2,000	19,846
Toyota Tsusho Corp. (Japan)	400	9,030
Travis Perkins PLC (United Kingdom)	431	11,290
Wolseley PLC (Switzerland)	451	25,459

		282,400

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	890	14,613
Aena SA (Spain), 144A*	117	15,086
Aeroports de Paris (France)	57	7,039
Atlantia SpA (Italy)	709	19,644
Auckland International Airport Ltd. (New Zealand)	1,775	7,887
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	4,663
Groupe Eurotunnel SE (France)	826	9,248
Hutchison Port Holdings Trust (Singapore)	11,700	5,850
Kamigumi Co. Ltd. (Japan)	400	3,763
Mitsubishi Logistics Corp. (Japan)	200	2,624
Sydney Airport (Australia)	2,035	10,424
Transurban Group (Australia)	3,586	31,150
Wesco Aircraft Holdings, Inc.*	5,400	77,706

		209,697

Water Utilities
American States Water Co.	1,400	55,104
Connecticut Water Service, Inc.	700	31,570
Middlesex Water Co.	700	21,595
Severn Trent PLC (United Kingdom)	405	12,616
SJW Corp.	300	10,905
United Utilities Group PLC (United Kingdom)	1,170	15,487

		147,277

See Notes to Financial Statements.

48

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.1%
KDDI Corp. (Japan)	3,092	$82,497
Millicom International Cellular SA, (Luxembourg) , SDR	113	6,164
NTT DOCOMO, Inc. (Japan)	2,528	57,465
Shenandoah Telecommunications Co.	2,800	74,900
SoftBank Corp. (Japan)	1,700	81,311
StarHub Ltd. (Singapore)	1,000	2,486
Tele2 AB (Sweden) (Class B Stock)	493	4,563
Vodafone Group PLC (United Kingdom)	46,940	149,159

		458,545

TOTAL COMMON STOCKS (cost $220,712,949)		266,397,261

EXCHANGE TRADED FUND 0.1%
iShares MSCI EAFE Index Fund(a) (cost $570,346)	10,600	605,578

PREFERRED STOCKS

Automobiles
Bayerische Motoren Werke AG (Germany)	108	8,622
Porsche Automobil Holding SE (Germany)	281	14,524
Volkswagen AG (Germany)	328	41,632

		64,778

Banks
Citigroup Capital XIII, 6.988% (Capital security, fixed to floating preferred)(c)	3,000	78,870

Chemicals
FUCHS PETROLUB SE (Germany)	116	5,169

Household Products
Henkel AG & Co. KGaA (Germany)	315	34,652

TOTAL PREFERRED STOCKS (cost $159,476)		183,469

	Units

RIGHTS*

Metals & Mining
ArcelorMittal (Netherlands), expiring 04/08/16 (cost $10,419)	1,550	1,817

See Notes to Financial Statements.

Prudential Balanced Fund	49

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 9.9%

Agriculture 0.1%
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	17	$31,142
Bunge Ltd. Finance Corp., Gtd. Notes	8.500	06/15/19	110	127,776
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/07)(d)(e)	6.000	11/27/17	150	161,045
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	245	245,704
Reynolds American, Inc., Gtd. Notes	8.125	06/23/19	50	59,743

				625,410

Airlines 0.2%
American Airlines Pass-Through Trust, Series 2016-1, Class AA, Pass-Through Certificates	3.575	01/15/28	210	215,775
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703	06/15/21	16	17,104
Series 2009-2, Class A, Pass-Through Certificates	7.250	11/10/19	94	105,610
Series 2012-2, Class A, Pass-Through Certificates	4.000	10/29/24	103	106,246
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821	08/10/22	61	70,137
Series 2011-1, Class A, Pass-Through Certificates	5.300	04/15/19	141	150,219
United Airlines, Inc., Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	4.000	04/11/26	87	90,163

				755,254

Auto Manufacturers 0.4%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750	01/15/43	165	165,540
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.207	04/15/16	265	265,236
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26	200	211,826
General Motors Co.,
Sr. Unsec’d. Notes(a)	4.875	10/02/23	155	162,423
Sr. Unsec’d. Notes	6.250	10/02/43	135	144,186
Sr. Unsec’d. Notes	6.600	04/01/36	80	88,031

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.850%		01/15/21	565	$581,594

					1,618,836

Banks 2.5%
Bank of America Corp.,
Jr. Sub. Notes, Ser. K	8.000	(c)	12/29/49	380	371,925
Sr. Unsec’d. Notes	5.700		01/24/22	255	292,805
Sr. Unsec’d. Notes	7.625		06/01/19	265	308,401
Sr. Unsec’d. Notes, MTN	4.100		07/24/23	130	136,752
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	620	656,757
Sr. Unsec’d. Notes, MTN	5.000		05/13/21	25	27,747
Sr. Unsec’d. Notes, Ser. 1	3.750		07/12/16	95	95,693
Sub. Notes	5.750		08/15/16	355	360,906
Sub. Notes, GMTN(a)	4.450		03/03/26	365	376,019
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500		04/15/21	245	249,838
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375		01/12/26	200	196,264
Citigroup, Inc.,
Jr. Sub. Notes	5.950	(c)	12/31/49	280	267,960
Jr. Sub. Notes(a)	6.125	(c)	12/31/49	150	150,371
Sr. Unsec’d. Notes(a)	3.700		01/12/26	200	205,244
Sr. Unsec’d. Notes	8.125		07/15/39	200	295,863
Sub. Notes	4.400		06/10/25	540	550,644
Discover Bank, Sr. Unsec’d. Notes	4.250		03/13/26	315	316,578
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.625		06/15/21	155	155,716
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes(a)	5.375	(c)	12/31/49	265	256,361
Sr. Unsec’d. Notes(a)	3.750		02/25/26	50	51,279
Sr. Unsec’d. Notes	5.250		07/27/21	270	303,919
Sr. Unsec’d. Notes	6.250		09/01/17	5	5,322
Sr. Unsec’d. Notes, MTN	4.800		07/08/44	400	418,238
Sub. Notes	5.625		01/15/17	10	10,317
Sub. Notes	6.750		10/01/37	275	328,470
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600		08/02/18	195	196,593
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. 1	7.900	(c)	04/29/49	300	300,000
Sr. Unsec’d. Notes	5.400		01/06/42	150	179,137
Sub. Notes	3.375		05/01/23	105	105,435
Sub. Notes(a)	4.950		06/01/45	205	216,371

See Notes to Financial Statements.

Prudential Balanced Fund	51

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	195	$219,948
Morgan Stanley,
Jr. Sub. Notes(a)	5.450	(c)	12/31/49	125	118,125
Sr. Unsec’d. Notes	3.750		02/25/23	45	46,888
Sr. Unsec’d. Notes, GMTN(a)	3.875		01/27/26	320	333,827
Sr. Unsec’d. Notes, GMTN	5.450		01/09/17	460	474,573
Sr. Unsec’d. Notes, GMTN, Series G	5.500		07/28/21	60	68,475
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	285	317,139
Sr. Unsec’d. Notes, MTN	6.375		07/24/42	145	190,097
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	(c)	07/29/49	150	151,500
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875		09/17/18	260	260,961
Northern Trust Corp., Sub. Notes(a)	3.950		10/30/25	150	161,799
PNC Funding Corp., Gtd. Notes	6.700		06/10/19	65	74,331
Royal Bank of Canada (Canada), Covered Notes(a)	2.100		10/14/20	185	185,951
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	6.400		10/21/19	250	280,489
State Street Corp., Jr. Sub. Notes(a)	5.250	(c)	12/31/49	190	192,394
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450		01/10/19	250	254,074
US Bancorp, Sub. Notes, MTN	2.950		07/15/22	130	133,440
Wells Fargo & Co., Sub. Notes, MTN	4.125		08/15/23	345	368,037

					11,218,973

Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000		01/17/43	120	118,084
Gtd. Notes	4.700		02/01/36	190	205,334
Gtd. Notes(a)	4.900		02/01/46	50	55,878

					379,296

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150		11/15/41	335	369,688
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650		12/01/41	30	36,385

					406,073

Building Materials 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $120,000; purchased 10/27/14)(a)(d)(e)	5.375		11/15/24	120	121,800

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Griffon Corp., Gtd. Notes(a)	5.250%	03/01/22	65	$64,837
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22	90	91,209

				277,846

Chemicals 0.1%
CF Industries, Inc., Gtd. Notes(a)	5.375	03/15/44	90	82,788
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	4.625	10/01/44	10	10,006
Sr. Unsec’d. Notes	9.400	05/15/39	67	101,459
Monsanto Co., Sr. Unsec’d. Notes(a)	4.400	07/15/44	35	32,491
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	55	56,547
Sr. Unsec’d. Notes(a)	5.625	11/15/43	170	177,544
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	121,854

				582,689

Commercial Services 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(d)(e)	6.375	10/15/17	296	316,217
Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(d)(e)	7.000	10/15/37	20	25,509

				341,726

Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.250	02/23/26	330	344,542
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A	2.450	10/05/17	470	473,069
Sr. Unsec’d. Notes, 144A(a)	2.850	10/05/18	90	91,511
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	90	89,605

				998,727

Diversified Financial Services 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750	05/15/19	150	149,250
Bear Stearns Cos. LLC,
Sr. Unsec’d. Notes	6.400	10/02/17	90	96,285
Sr. Unsec’d. Notes	7.250	02/01/18	220	241,626
GE Capital International Funding Co., Gtd. Notes, 144A	2.342	11/15/20	500	512,220
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500	01/20/43	65	57,908

See Notes to Financial Statements.

Prudential Balanced Fund	53

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(f)	5.250%	02/06/12	345	$24,909
Sr. Unsec’d. Notes(f)	6.875	05/02/18	100	7,480
Navient LLC, Sr. Unsec’d. Notes, MTN(a)	8.450	06/15/18	90	96,413
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000	09/13/16	100	100,299

				1,286,390

Electric 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250	08/01/16	35	35,624
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	151,310
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	120	148,563
Black Hills Corp., Sr. Unsec’d. Notes	2.500	01/11/19	150	151,418
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950	03/15/33	120	163,036
Dominion Resources, Inc., Jr. Sub. Notes	4.104	04/01/21	400	409,028
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	71,287
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	164,447
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	2.750	03/15/18	180	181,715
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	52,114
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	77,688
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	33,526
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881	08/15/19	100	109,332
NiSource Finance Corp.,
Gtd. Notes	4.800	02/15/44	40	42,194
Gtd. Notes	5.450	09/15/20	70	78,166
NSTAR LLC, Sr. Unsec’d. Notes	4.500	11/15/19	90	97,310
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	38,338
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	55	61,583
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	157,229
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41	105	115,381
Sr. Unsec’d. Notes	5.613	04/01/17	36	37,490

				2,376,779

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Engineering/Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $210,000; purchased 06/19/14)(d)(e)	5.250%	06/27/29	210	$87,675

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375	11/01/18	150	154,125

Environmental Control
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20	125	128,113

Food 0.2%
Kellogg Co., Sr. Unsec’d. Notes(a)	3.250	04/01/26	760	778,657
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000	07/15/35	100	110,287
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16	150	150,000

				1,038,944

Food Service
Aramark Services, Inc., Gtd. Notes, 144A	5.125	01/15/24	40	42,150

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(d)(e)	5.400	11/01/20	40	44,684
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41	30	32,583
Sr. Unsec’d. Notes(a)	7.300	11/15/39	175	208,309

				285,576

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	10	10,011

Healthcare Products 0.4%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734	12/15/24	140	149,045
Mallinckrodt International Finance SA, Gtd. Notes	3.500	04/15/18	175	168,000
Medtronic, Inc.,
Gtd. Notes	3.500	03/15/25	440	469,630
Gtd. Notes(a)	4.375	03/15/35	185	200,286
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000	09/15/18	605	611,623

				1,598,584

Healthcare Services 0.3%
Cigna Corp.,
Sr. Unsec’d. Notes	5.875	03/15/41	50	58,007
Sr. Unsec’d. Notes	6.150	11/15/36	140	164,160

See Notes to Financial Statements.

Prudential Balanced Fund	55

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Services (cont’d.)
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	4.125%		10/15/20	175	$178,500
HCA, Inc.,
Sr. Sec’d. Notes	4.250		10/15/19	55	56,685
Sr. Sec’d. Notes(a)	4.750		05/01/23	200	203,500
Sr. Sec’d. Notes(a)	5.250		04/15/25	100	103,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200		02/01/22	20	20,275
LifePoint Hospitals, Inc., Gtd. Notes(a)	6.625		10/01/20	125	129,375
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.625		07/15/35	60	66,983
Sr. Unsec’d. Notes	6.000		06/15/17	60	63,530
Sr. Unsec’d. Notes	6.625		11/15/37	80	110,244
Sr. Unsec’d. Notes	6.875		02/15/38	95	133,312
WellPoint, Inc.,
Sr. Unsec’d. Notes	4.625		05/15/42	45	44,421
Sr. Unsec’d. Notes	4.650		01/15/43	30	29,714

					1,361,706

Home Builders
D.R. Horton, Inc., Gtd. Notes(a)	3.625		02/15/18	150	153,750

Housewares 0.1%
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes	4.200		04/01/26	100	104,604
Sr. Unsec’d. Notes	6.250		04/15/18	300	324,839

					429,443

Insurance 0.7%
ACE INA Holdings, Inc.,
Gtd. Notes(a)	3.350		05/03/26	105	109,619
Gtd. Notes	4.350		11/03/45	15	16,347
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500		11/15/20	80	87,907
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500		06/15/43	20	21,943
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500		07/16/44	125	117,891
Axis Specialty Finance LLC, Gtd. Notes	5.875		06/01/20	160	174,174
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125		03/15/26	100	102,535
Chubb Corp. (The), Jr. Sub. Notes	6.375	(c)	04/15/37	210	182,700
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000		01/15/19	90	99,127

See Notes to Financial Statements.

56

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	180	$218,226
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300		10/09/37	110	123,985
Sr. Unsec’d. Notes(a)	7.000		06/15/40	130	158,574
Sr. Unsec’d. Notes	8.750		07/01/19	70	83,652
Markel Corp., Sr. Unsec’d. Notes	5.000		03/30/43	25	25,180
MetLife, Inc.,
Sr. Unsec’d. Notes	5.700		06/15/35	135	157,494
Sr. Unsec’d. Notes	6.375		06/15/34	15	18,804
Sr. Unsec’d. Notes	6.750		06/01/16	50	50,480
New York Life Insurance Co., Sub. Notes, 144A	6.750		11/15/39	110	144,309
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	(c)	10/16/44	295	314,913
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063		03/30/40	60	73,749
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375		04/30/20	105	118,166
Pacific Life Insurance Co., Sub. Notes, 144A(a)	9.250		06/15/39	140	202,023
Principal Financial Group, Inc., Gtd. Notes	4.625		09/15/42	15	15,030
Progressive Corp. (The), Jr. Sub. Notes	6.700	(c)	06/15/37	110	104,913
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850		12/16/39	240	308,934
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20	50	55,225
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150		08/15/19	90	100,014

					3,185,914

Lodging 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750		07/01/22	200	213,000
Marriott International, Inc., Sr. Unsec’d. Notes(a)	3.250		09/15/22	130	131,405
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750		05/15/18	500	545,822
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500		03/01/18	60	60,011

					950,238

Machinery-Diversified 0.1%
Case New Holland, Inc. (United Kingdom), Gtd. Notes	7.875		12/01/17	125	134,375
Xylem, Inc., Sr. Unsec’d. Notes	4.875		10/01/21	160	172,713

					307,088

See Notes to Financial Statements.

Prudential Balanced Fund	57

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media 0.5%
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	125	$169,548
AMC Networks, Inc., Gtd. Notes(a)	5.000		04/01/24	215	215,806
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625		09/15/17	125	132,188
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375		05/01/25	120	122,100
CCO Safari II LLC,
Sr. Sec’d. Notes, 144A(a)	6.384		10/23/35	110	121,436
Sr. Sec’d. Notes, 144A	6.484		10/23/45	130	144,654
Sr. Sec’d. Notes, 144A	6.834		10/23/55	35	37,771
Comcast Corp.,
Gtd. Notes	6.450		03/15/37	35	46,398
Gtd. Notes	6.950		08/15/37	65	91,277
Historic TW, Inc., Gtd. Notes	9.150		02/01/23	100	133,419
Time Warner Cable, Inc., Gtd. Notes(a)	5.850		05/01/17	310	323,155
Time Warner Cos., Inc., Gtd. Notes	7.250		10/15/17	160	173,419
Time Warner, Inc.,
Gtd. Notes	6.200		03/15/40	25	28,686
Gtd. Notes(a)	6.250		03/29/41	30	34,677
Gtd. Notes	7.625		04/15/31	10	12,764
Viacom, Inc.,
Sr. Unsec’d. Notes	4.875		06/15/43	55	45,813
Sr. Unsec’d. Notes	5.850		09/01/43	60	57,692
Videotron Ltd. (Canada), Gtd. Notes	5.000		07/15/22	150	155,250

					2,046,053

Mining 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes(a)	5.000		09/30/43	140	142,423
Gtd. Notes, 144A(a)	6.250	(c)	10/19/75	175	176,531
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625		06/09/21	110	110,906
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	5.875		04/23/45	20	17,730
Sr. Unsec’d. Notes	7.500		07/27/35	95	99,288

					546,878

Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625		06/15/22	160	162,400
General Electric Capital Corp.,
Sr. Unsec’d. Notes, GMTN	6.000		08/07/19	172	198,294
Sr. Unsec’d. Notes, GMTN	6.875		01/10/39	170	246,159
Sub. Notes, GMTN	5.300		02/11/21	100	116,135

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
General Electric Co.,
Sr. Unsec’d. Notes(a)	4.125%	10/09/42	15	$15,819
Sr. Unsec’d. Notes(a)	4.500	03/11/44	25	27,906
Koppers, Inc., Gtd. Notes	7.875	12/01/19	200	199,750

				966,463

Oil & Gas 0.3%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36	50	49,928
Sr. Unsec’d. Notes(a)	6.600	03/15/46	160	163,347
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500	10/01/20	70	76,544
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	5.000	06/15/45	35	26,123
Sr. Unsec’d. Notes	5.600	07/15/41	15	11,748
Sr. Unsec’d. Notes(a)	5.850	12/15/25	65	62,741
Devon Financing Corp. LLC, Gtd. Notes(a)	7.875	09/30/31	200	196,115
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	111,191
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650	03/15/25	240	241,536
Nabors Industries, Inc., Gtd. Notes(a)	4.625	09/15/21	140	118,790
Shell International Finance BV (Netherlands), Gtd. Notes(a)	3.250	05/11/25	385	388,633
Valero Energy Corp., Sr. Unsec’d. Notes	4.900	03/15/45	65	58,037

				1,504,733

Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000	12/21/25	345	356,188

Packaging & Containers 0.1%
Ball Corp., Gtd. Notes	4.000	11/15/23	250	246,250
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500	01/15/23	150	153,000
Rock-Tenn Co., Gtd. Notes	4.900	03/01/22	95	102,045

				501,295

Pharmaceuticals 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	3.600	05/14/25	145	152,209
Sr. Unsec’d. Notes	4.500	05/14/35	235	244,167

See Notes to Financial Statements.

Prudential Balanced Fund	59

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Actavis Funding SCS,
Gtd. Notes	3.800%	03/15/25	115	$119,685
Gtd. Notes	4.550	03/15/35	265	273,032
Actavis, Inc., Gtd. Notes	6.125	08/15/19	75	84,033
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450	09/15/37	110	146,233
Johnson & Johnson,
Sr. Unsec’d. Notes	3.550	03/01/36	40	41,592
Sr. Unsec’d. Notes(a)	3.700	03/01/46	80	83,994
Mylan, Inc., Gtd. Notes	1.800	06/24/16	50	50,036
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	210	240,540
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700	02/01/43	20	18,809

				1,454,330

Pipelines 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900	03/15/35	35	27,711
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150	06/01/25	100	77,596
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	185	173,548
ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	186,628

				465,483

Real Estate
ProLogis LP, Gtd. Notes	6.875	03/15/20	11	12,753

Real Estate Investment Trusts (REITs) 0.1%
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750	08/15/19	115	126,216
Simon Property Group LP,
Sr. Unsec’d. Notes	2.800	01/30/17	30	30,302
Sr. Unsec’d. Notes	3.375	03/15/22	30	31,698
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	162,138

				350,354

Retail 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes	4.875	07/20/35	85	94,772
Sr. Unsec’d. Notes(a)	5.125	07/20/45	105	121,603
Sr. Unsec’d. Notes	5.300	12/05/43	35	41,323
Home Depot, Inc. (The),
Sr. Unsec’d. Notes(a)	3.000	04/01/26	85	89,231
Sr. Unsec’d. Notes	4.200	04/01/43	110	118,160
Limited Brands, Inc., Gtd. Notes	6.625	04/01/21	125	140,613

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retail (cont’d.)
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	60	$79,448
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22	45	46,272
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(a)	3.700	01/30/26	320	338,926
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	170	181,050
Target Corp., Sr. Unsec’d. Notes	3.500	07/01/24	60	65,811

				1,317,209

Semiconductors 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	5.750	03/15/23	200	211,500

Software 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.850	10/15/18	200	203,260
Sr. Unsec’d. Notes	3.625	10/15/20	270	279,052
Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	145	152,498

				634,810

Telecommunications 0.6%
AT&T Corp., Sr. Unsec’d. Notes(a)	4.800	06/15/44	235	228,777
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	320	320,750
Sr. Unsec’d. Notes(a)	4.500	05/15/35	45	44,374
Sr. Unsec’d. Notes(a)	4.750	05/15/46	130	126,810
Sr. Unsec’d. Notes	5.150	03/15/42	200	201,590
Sr. Unsec’d. Notes	5.350	09/01/40	33	34,698
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	78,154
Embarq Corp.,
Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11-05/11/11)(d)(e)	7.082	06/01/16	75	75,482
Sr. Unsec’d. Notes (original cost $18,999; purchased 05/12/06)(a)(d)(e)	7.995	06/01/36	19	18,343
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes(a)	5.500	11/15/19	40	44,693
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	4.522	09/15/48	220	220,374
Sr. Unsec’d. Notes(a)	4.672	03/15/55	472	453,120
Sr. Unsec’d. Notes(a)	4.862	08/21/46	65	68,544
Sr. Unsec’d. Notes	5.012	08/21/54	523	524,689

				2,440,398

See Notes to Financial Statements.

Prudential Balanced Fund	61

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.450%		03/15/43	100	$107,529
Sr. Unsec’d. Notes	6.700		08/01/28	135	180,731
CSX Corp., Sr. Unsec’d. Notes	6.150		05/01/37	170	209,344
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903		02/15/23	97	97,477
Sr. Unsec’d. Notes	5.590		05/17/25	20	23,604

					618,685

TOTAL CORPORATE BONDS (cost $42,266,743)					44,028,448

ASSET-BACKED SECURITIES 4.8%

Collateralized Loan Obligations 2.3%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804	(c)	04/20/25	250	246,521
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.121	(c)	04/28/26	300	298,141
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162	(c)	10/15/26	250	248,316
Atrium X (Cayman Islands), Series 2015-10A, Class A, 144A	1.740	(c)	07/16/25	250	246,528
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.150	(c)	04/18/27	250	245,654
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.224	(c)	10/20/26	250	247,833
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.150	(c)	07/18/27	250	246,644
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.102	(c)	01/15/26	250	248,018
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.770	(c)	04/17/25	250	246,334
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.174	(c)	04/20/26	350	345,617
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.072	(c)	07/15/26	250	241,724
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.094	(c)	01/20/26	300	292,080
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.092	(c)	10/15/26	250	245,303

See Notes to Financial Statements.

62

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.124	% (c)	07/20/27	350	$341,845
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	1.899	(c)	10/23/25	750	742,712
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.102	(c)	04/15/26	850	844,236
Series 2014-9A, Class A1, 144A	2.039	(c)	07/25/26	600	596,116
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.918	(c)	08/13/25	300	295,050
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.771	(c)	07/22/25	250	246,742
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.124	(c)	07/20/27	250	246,024
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.100	(c)	07/17/26	300	298,221
Shackleton CLO VI (Cayman Islands), Series 2014-6A, Class A1, 144A	2.100	(c)	07/17/26	250	246,301
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672	(c)	04/15/25	300	293,512
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.268	(c)	08/17/22	250	245,509
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.324	(c)	10/20/23	250	249,603
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.124	(c)	07/20/27	500	488,754
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.742	(c)	07/15/25	300	295,826
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.254	(c)	04/20/26	250	247,634
Voya CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.762	(c)	04/15/24	300	295,254
Series 2013-3A, Class A2, 144A	2.420	(c)	01/18/26	300	291,487
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.124	(c)	04/20/26	350	343,335

					10,006,874

Non-Residential Mortgage-Backed Securities 2.1%
AmeriCredit Automobile Receivables, Series 2015-4, Class A2B	1.188	(c)	04/08/19	500	500,339
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A	2.500		07/20/21	800	796,121
Series 2015-2A, Class A, 144A	2.630		12/20/21	500	496,984

See Notes to Financial Statements.

Prudential Balanced Fund	63

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Chase Issuance Trust, Series 2007-C1, Class C1	0.896	% (c)	04/15/19	800	$796,688
Ford Credit Auto Owner Trust,
Series 2014-REV2, Class A, 144A	2.310		04/15/26	500	504,519
Series 2016-REV1, Class A, 144A	2.310		08/15/27	600	600,289
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 144A	2.260		11/15/25	300	303,933
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.932	(c)	01/20/20	300	298,947
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(d)	0.936	(c)	05/15/20	200	198,463
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A	2.730		03/25/21	700	700,760
Series 2015-3A, Class A, 144A	2.670		09/25/21	500	499,499
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320		03/25/20	400	400,013
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570		07/18/25	500	493,216
Santander Drive Auto Receivables Trust,
Series 2015-4, Class A2B	1.140	(c)	12/17/18	235	235,359
Series 2015-5, Class A2B	1.186	(c)	12/17/18	400	400,074
Sierra Timeshare Receivables Funding LLC,
Series 2013-3A, Class A, 144A	2.200		10/20/30	262	260,994
Series 2015-3A, Class A, 144A	2.580		09/20/32	396	396,214
Series 2016-1A, Class A, 144A	3.080		03/21/33	500	503,272
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24	800	791,640
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740		09/15/21	200	200,344

					9,377,668

Residential Mortgage-Backed Securities 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.083	(c)	03/25/33	39	36,825
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.183	(c)	03/25/34	310	294,707
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3(c)	3.889		07/25/35	58	55,022
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1(c)	4.858		07/25/34	60	56,162

See Notes to Financial Statements.

64

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
LSTAR Securities Investment Trust,
Series 2015-6, Class A, 144A(b)(d)	2.439	% (c)	05/01/20	520	$508,360
Series 2015-8, Class A1, 144A	2.439	(c)	08/01/20	277	271,088
Series 2015-10, Class A1, 144A(b)	2.439	(c)	11/01/20	165	160,624
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.483	(c)	12/27/33	261	250,687
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE1, Class M1	1.333	(c)	07/25/32	55	52,863
Series 2002-NC4, Class M1	1.708	(c)	09/25/32	75	71,249
RASC Trust, Series 2004-KS2, Class MI1	4.710	(c)	03/25/34	22	19,237
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.198	(c)	02/25/34	135	123,988

					1,900,812

TOTAL ASSET-BACKED SECURITIES (cost $21,333,165)					21,285,354

COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000		01/25/36	235	197,020
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	2.935	(c)	02/25/35	43	41,897
Series 2005-B, Class 2A1	3.069	(c)	03/25/35	50	45,808
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.757	(c)	02/25/37	123	117,477
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250		09/25/19	34	34,396
Fannie Mae Connecticut Avenue Securities,
Series 2014-C014, Class 1M1(g)	2.383	(c)	11/25/24	376	377,764
Series 2015-C01, Class 1M1(g)	1.933	(c)	02/25/25	76	75,818
Series 2015-C02, Class 1M1(g)	1.583	(c)	05/25/25	593	592,122
Series 2016-C02, Class 1M1(g)	2.585	(c)	09/25/28	190	190,210
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1(g)	1.333	(c)	10/25/27	917	913,927
Series 2015-DNA2, Class M1(g)	1.586	(c)	12/25/27	372	372,473
Series 2015-DNA3, Class M1(g)	1.786	(c)	04/25/28	240	239,935
Series 2016-DNA1, Class M1(g)	1.886	(c)	07/25/28	572	571,541
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.725	(c)	07/25/35	72	71,768

See Notes to Financial Statements.

Prudential Balanced Fund	65

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
MASTR Alternative Loan Trust,
Series 2003-8, Class 4A1	7.000%		12/25/33	4	$4,217
Series 2004-4, Class 4A1	5.000		04/25/19	39	39,766
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.795	(c)	02/25/34	73	71,815
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000		03/25/20	18	17,662

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,025,857)					3,975,616

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class A3	5.369		10/10/45	31	30,790
Series 2007-2, Class A1A	5.557	(c)	04/10/49	871	888,161
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4	5.705	(c)	12/10/49	100	103,087
Series 2013-GC11, Class A3	2.815		04/10/46	100	101,994
Series 2014-GC21, Class A4	3.575		05/10/47	420	445,648
Series 2015-GC29, Class A3	2.935		04/10/48	200	201,414
Series 2015-P1, Class A4	3.462		09/15/48	600	629,656
COMM Mortgage Trust,
Series 2013-CR7, Class A3	2.929		03/10/46	200	206,214
Series 2013-CR8, Class A4	3.334		06/10/46	600	634,424
Series 2014-CR15, Class A2	2.928		02/10/47	400	412,377
Series 2014-CR18, Class A4	3.550		07/15/47	400	422,786
Series 2014-UBS3, Class A2	2.844		06/10/47	300	309,579
Series 2014-UBS4, Class A4	3.420		08/10/47	700	734,248
Series 2015-LC21, Class A3	3.445		07/10/48	700	734,311
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231		06/15/57	800	824,510
DBJPM, Series 2016-C1, Class A3A	3.015		05/10/49	800	807,987
Fannie Mae-ACES,
Series 2014-M2, Class A2	3.513	(c)	12/25/23	375	407,466
Series 2015-M10, Class A2	3.092	(c)	04/25/27	800	845,733
Series 2015-M17, Class A2	2.940	(c)	11/25/25	500	522,061
FHLMC Multifamily Structured Pass-Through Certificates,
Series K017, Class A2	2.873		12/25/21	500	528,608
Series K020, Class A2	2.373		05/25/22	1,000	1,031,126
Series K020, Class X1, I/O	1.451	(c)	05/25/22	2,867	209,380
Series K021, Class X1, I/O	1.490	(c)	06/25/22	867	64,274
Series K025, Class X1, I/O	0.891	(c)	10/25/22	1,466	67,909
Series K029, Class A2	3.320	(c)	02/25/23	800	866,651

See Notes to Financial Statements.

66

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (Continued)
Series K030, Class A2	3.250	% (c)	04/25/23	300	$323,758
Series K034, Class A2	3.531	(c)	07/25/23	400	438,902
Series K040, Class A2	3.241		09/25/24	1,000	1,075,829
Series K049, Class A2	3.010		07/25/25	1,000	1,052,571
Series K501, Class X1A, I/O	1.546	(c)	08/25/16	798	1,670
Series K710, Class X1, I/O	1.765	(c)	05/25/19	2,361	108,868
Series K711, Class X1, I/O	1.698	(c)	07/25/19	2,412	108,389
Series KS03, Class A4	3.161		05/25/25	300	318,208
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136		02/10/48	400	408,097
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A2	3.070		12/15/46	531	546,656
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139		06/15/45	203	206,834
Series 2012-LC9, Class A4	2.611		12/15/47	200	203,411
Series 2013-C10, Class A4	2.875		12/15/47	500	515,019
Series 2013-LC11, Class A4	2.694		04/15/46	200	203,119
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4	5.947	(c)	06/12/46	38	37,989
Series 2007-6, Class A2	5.331		03/12/51	181	182,052
ML-CFC Commercial Mortgage Trust, Series 2015-4, Class AM	5.204		12/12/49	1,000	1,016,997
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class A3	2.863		12/15/48	200	204,378
Series 2015-C23, Class A3	3.451		07/15/50	600	630,669
Series 2015-C25, Class A4	3.372		10/15/48	700	727,914
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class A31	5.439		02/12/44	22	21,621
Series 2007-HQ11, Class AAB	5.444		02/12/44	93	93,260
PNC Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	1.787	(c)	09/15/30	93	790
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792		12/10/45	200	204,053
Series 2013-C5, Class A3	2.920		03/10/46	500	511,410
Series 2013-C6, Class A3	2.971		04/10/46	200	205,069
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	(c)	05/15/46	981	1,008,031

See Notes to Financial Statements.

Prudential Balanced Fund	67

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	800	$840,158

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,934,928)				23,226,116

FOREIGN AGENCIES 0.6%
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A	2.375	03/16/26	320	324,082
Sr. Unsec’d. Notes, 144A	2.625	04/28/21	230	241,007
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	200	205,500
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20	100	112,457
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	195	194,279
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	01/21/21	120	124,500
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299	05/15/17	200	204,429
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A	1.750	04/10/17	250	250,585
Gtd. Notes, 144A	2.500	04/28/20	200	200,834
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750	05/07/19	200	205,225
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750	03/10/21	380	381,042

TOTAL FOREIGN AGENCIES (cost $2,413,250)				2,443,940

MUNICIPAL BONDS 0.4%

California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263	04/01/49	220	311,599
State of California,
GO, BABs	7.300	10/01/39	210	307,257
GO, Tax. Var. Purp., BABs	7.500	04/01/34	15	21,839

				640,695

Illinois
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395	01/01/40	160	210,947

New Jersey 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs	7.414	01/01/40	165	247,035

See Notes to Financial Statements.

68

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New York 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Sec’d. Rev., Ser. C-2, BABs	5.767%	08/01/36	190	$239,666

Ohio
Ohio State University Gen., BABs	4.910	06/01/40	65	76,952
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879	12/01/34	45	52,983

				129,935

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834	11/15/34	70	92,359

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511	12/01/45	80	99,953

Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731	07/01/43	160	213,184

TOTAL MUNICIPAL BONDS (cost $1,401,253)				1,873,774

SOVEREIGN BONDS 0.4%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.375	07/12/21	200	208,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000	03/25/19	90	93,375
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS	4.875	05/05/21	200	215,341
Sr. Unsec’d. Notes, 144A	5.875	03/13/20	200	222,438
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625	03/15/22	100	103,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200	01/30/20	100	110,250
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	160	160,400
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, RegS	6.125	01/22/44	50	61,006
Sr. Unsec’d. Notes, 144A	4.875	01/22/24	30	33,051

See Notes to Financial Statements.

Prudential Balanced Fund	69

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
SOVEREIGN BONDS (Continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	190	$215,050
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750		03/08/44	118	117,705

TOTAL SOVEREIGN BONDS (cost $1,497,592)					1,540,366

U.S. GOVERNMENT AGENCY OBLIGATIONS 12.6%
Federal Home Loan Bank	4.000		02/01/41	601	643,456
Federal Home Loan Bank	5.500		07/15/36	135	185,983
Federal Home Loan Mortgage Corp.	2.598	(c)	12/01/35	51	53,081
Federal Home Loan Mortgage Corp.	3.000		TBA	500	510,879
Federal Home Loan Mortgage Corp.	3.000		TBA	1,500	1,535,859
Federal Home Loan Mortgage Corp.	3.000		06/01/29	397	416,648
Federal Home Loan Mortgage Corp.	3.500		TBA	1,000	1,046,760
Federal Home Loan Mortgage Corp.	3.500		TBA	1,000	1,044,885
Federal Home Loan Mortgage Corp.	3.500		08/01/26	379	403,274
Federal Home Loan Mortgage Corp.	4.000		06/01/26-11/01/39	644	688,952
Federal Home Loan Mortgage Corp.	4.500		TBA	500	543,116
Federal Home Loan Mortgage Corp.	4.500		10/01/39	378	411,808
Federal Home Loan Mortgage Corp.	5.000		07/01/18-10/01/35	312	337,465
Federal Home Loan Mortgage Corp.	5.500		12/01/33-10/01/37	296	333,007
Federal Home Loan Mortgage Corp.	6.000		01/01/34	82	93,619
Federal Home Loan Mortgage Corp.	7.000		10/01/31-05/01/32	47	54,528
Federal National Mortgage Assoc.	2.151	(c)	07/01/37	212	223,417
Federal National Mortgage Assoc.	2.500		TBA	5,250	5,389,453
Federal National Mortgage Assoc.	3.000		TBA	1,500	1,538,672
Federal National Mortgage Assoc.	3.000		12/01/42-07/01/43	1,266	1,301,549
Federal National Mortgage Assoc.	3.500		TBA	2,500	2,621,192
Federal National Mortgage Assoc.	3.500		TBA	4,500	4,710,235
Federal National Mortgage Assoc.	3.500		06/01/39-04/01/43	2,316	2,435,458
Federal National Mortgage Assoc.(h)	3.500		05/01/42	2,302	2,419,105
Federal National Mortgage Assoc.	4.000		04/13/16-04/01/42	2,972	3,186,975
Federal National Mortgage Assoc.	4.500		TBA	1,750	1,904,219
Federal National Mortgage Assoc.	4.500		07/01/19-08/01/40	776	844,923
Federal National Mortgage Assoc.	5.000		TBA	2,000	2,212,500
Federal National Mortgage Assoc.	5.000		10/01/18-02/01/36	207	227,693
Federal National Mortgage Assoc.	5.500		12/01/16-07/01/34	473	534,444
Federal National Mortgage Assoc.	6.000		09/01/17-08/01/38	917	1,052,197
Federal National Mortgage Assoc.	6.250		05/15/29	70	99,835
Federal National Mortgage Assoc.	6.500		07/01/17-10/01/37	593	692,110
Federal National Mortgage Assoc.	7.000		06/01/32	24	27,870
Federal National Mortgage Assoc.	7.125		01/15/30	250	382,718

See Notes to Financial Statements.

70

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	7.500%		09/01/30	2	$2,183
Federal National Mortgage Assoc.	8.000		12/01/23	3	3,422
Federal National Mortgage Assoc.	8.500		02/01/28	4	5,346
Financing Corp., FICO Strip Principal,
Series A-P	1.282	(i)	10/06/17	53	52,345
Series B-P	1.282	(i)	10/06/17	330	325,736
Series D-P	1.583	(i)	09/26/19	100	95,832
Freddie Mac Gold Pool	4.000		TBA	1,000	1,067,266
Government National Mortgage Assoc.	3.000		TBA	1,500	1,553,818
Government National Mortgage Assoc.	3.000		03/15/45-08/20/45	966	1,000,594
Government National Mortgage Assoc.	3.500		TBA	5,500	5,812,812
Government National Mortgage Assoc.	4.000		TBA	500	533,613
Government National Mortgage Assoc.(j)	4.000		TBA	1,000	1,068,945
Government National Mortgage Assoc.	4.500		06/20/41	613	667,661
Government National Mortgage Assoc.	5.000		10/20/37	46	50,340
Government National Mortgage Assoc.	5.500		07/15/33-02/15/36	662	746,276
Government National Mortgage Assoc.	6.500		09/15/23-08/15/32	186	214,543
Government National Mortgage Assoc.	7.000		06/15/24-05/15/31	36	42,643
Government National Mortgage Assoc.	7.500		04/15/29-05/15/31	5	5,617
Government National Mortgage Assoc.	8.000		08/15/22-06/15/25	48	53,697
Hashemite Kingdom of Jordan Government USAID Bond,
U.S. Gov’t. Gtd. Notes	2.578		06/30/22	575	601,677
U.S. Gov’t. Gtd. Notes(a)	3.000		06/30/25	515	548,097
Israel Government AID Bond,
U.S. Gov’t. Gtd. Notes(a)	5.500		12/04/23	30	37,122
U.S. Gov’t. Gtd. Notes	5.500		04/26/24	160	199,648
Israel Government AID Bond Strips Principal, U.S. Gov’t. Gtd. Notes	2.633	(i)	11/01/24	100	81,714
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450		07/15/24	65	66,003
Residual Funding Corp. Strip Principal,
Sr. Unsec’d. Notes	2.052	(i)	07/15/20	704	659,573
Unsec’d. Notes	1.825	(i)	10/15/19	195	186,119
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125		05/01/30	260	382,676

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $55,042,769)					56,173,203

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds	1.375		08/31/20	120	121,134
U.S. Treasury Bonds	2.500		02/15/45-02/15/46	1,360	1,326,074
U.S. Treasury Bonds(k)	2.750		11/15/42	1,280	1,319,651

See Notes to Financial Statements.

Prudential Balanced Fund	71

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	2.875%		05/15/43	995	$1,048,442
U.S. Treasury Bonds	3.000		05/15/45-11/15/45	2,455	2,648,131
U.S. Treasury Notes	1.000		09/15/17-03/15/18	410	411,899
U.S. Treasury Notes	1.500		05/31/19-02/28/23	300	299,788
U.S. Treasury Notes	2.000		02/15/25	1,545	1,578,012
U.S. Treasury Notes	2.125		12/31/21-05/15/25	1,300	1,345,309
U.S. Treasury Strip Coupon	2.404	(i)	08/15/21	735	680,087
U.S. Treasury Strip Coupon	2.502	(i)	11/15/30	640	458,681
U.S. Treasury Strip Coupon(a)	2.752	(i)	08/15/30	605	436,492
U.S. Treasury Strip Coupon	2.972	(i)	02/15/37	725	425,308
U.S. Treasury Strip Principal	2.445	(i)	05/15/43	500	240,301
U.S. Treasury Strip Principal	2.874	(i)	05/15/45	385	172,689
U.S. Treasury Strip Principal	3.597	(i)	05/15/44	450	209,201

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,277,767)					12,721,199

TOTAL LONG-TERM INVESTMENTS (cost $384,646,514)					434,456,141

				Shares
SHORT-TERM INVESTMENTS 13.5%

AFFILIATED MUTUAL FUNDS 13.4%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $21,773,191)(l)(Note 3)				2,247,857	20,860,114
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $38,925,439; includes $23,900,892 of cash collateral for securities on loan)(l)(m)(Note 3)				38,925,439	38,925,439

TOTAL AFFILIATED MUTUAL FUNDS (cost $60,698,630)					59,785,553

See Notes to Financial Statements.

72

Description			Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED*

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	24,400	$—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	12,200	239

TOTAL OPTIONS PURCHASED (cost $13,359)					239

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill (cost $389,765)(h)	0.290	%(n)	06/16/16	390	389,843

TOTAL SHORT-TERM INVESTMENTS (cost $61,101,754)					60,175,635

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.2% (cost $445,748,268)(Note 5)					494,631,776

			Counterparty	Notional Amount (000)#
OPTION WRITTEN*

Call Option
Interest Rate Swap Option, Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16 (premiums received $7,564)			Barclays Capital Group	36,600	(1)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 111.2% (cost $445,740,704)(Note 5)					494,631,775
Liabilities in excess of other assets(o) (11.2)%					(49,846,718)

NET ASSETS 100.0%					$444,785,057

See Notes to Financial Statements.

Prudential Balanced Fund	73

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

ACES—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corp.

ASX—Australian Securities Exchange

BABs—Build America Bonds

bps—Basis Points

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CVA—Certificate Van Aandelen (Bearer)

CVR—Contingent Value Rights

EAFE—Europe, Australasia and Far East

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corp.

FTSE—Financial Times Stock Exchange

GMTN—Global Medium Term Note

GO—General Obligation

I/O—Interest Only

LIBOR—London Interbank Offered Rate

MSCI EAFE—Morgan Stanley Capital International Europe, Australasia and Far East

MTN—Medium Term Note

OTC—Over-the-counter

REIT—Real Estate Investment Trust

RSP—Non-Voting Shares

SDR—Swedish Depositary Receipt

STOXX—Stock Index of the Eurozone

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

USAID—United States Agency for International Development

MXN—Mexican Peso

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,374,432; cash collateral of $23,900,892 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $679,880 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $938,132. The aggregate value of $850,755 is approximately 0.2% of net assets.

See Notes to Financial Statements.

74

(f)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(g)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is approximately 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(l)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Rate reflects yield to maturity at purchase date.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
69	2 Year U.S. Treasury Notes	Jun. 2016	$15,061,412	$15,093,750	$32,338
102	5 Year U.S. Treasury Notes	Jun. 2016	12,321,934	12,358,734	36,800
86	10 Year U.S. Treasury Notes	Jun. 2016	11,092,569	11,213,594	121,025
7	Euro STOXX 50	Jun. 2016	237,555	233,463	(4,092)
2	FTSE 100 Index	Jun. 2016	175,071	175,595	524
2	MSCI EAFE Mini Index	Jun. 2016	161,135	162,550	1,415
22	S&P 500 E-Mini	Jun. 2016	2,209,995	2,256,650	46,655
1	TOPIX Index	Jun. 2016	120,330	119,730	(600)
30	U.S. Ultra Treasury Bonds	Jun. 2016	5,149,258	5,175,937	26,679

					260,744

	Short Position:
60	U.S. Long Bonds	Jun. 2016	9,914,045	9,866,250	47,795

					$308,539

(1)	A U.S. Treasury Obligation with a market value of $389,843 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $442,026 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at March 31, 2016.

See Notes to Financial Statements.

Prudential Balanced Fund	75

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Interest rate swap agreements outstanding at March 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
OTC swap agreements:
382	05/17/18	0.989%	3 Month LIBOR(1)	$(2,121)	$—	$(2,121)	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
1,885	12/24/17	1.384%	3 Month LIBOR(1)	$492	$(18,334)	$(18,826)
1,650	09/04/20	1.585%	3 Month LIBOR(1)	157	(33,511)	(33,668)
5,445	01/06/21	1.750%	3 Month LIBOR(2)	172	150,947	150,775
2,750	05/31/22	2.200%	3 Month LIBOR(1)	(5,486)	(146,072)	(140,586)
1,250	05/31/22	2.217%	3 Month LIBOR(1)	157	(67,661)	(67,818)
2,730	11/30/22	1.850%	3 Month LIBOR(1)	165	(85,683)	(85,848)
960	11/30/22	1.982%	3 Month LIBOR(1)	155	(38,357)	(38,512)
MXN 11,100	08/19/24	6.010%	28 Day Mexican Interbank Rate(2)	(1,843)	4,823	6,666
700	09/08/24	2.569%	3 Month LIBOR(1)	155	(57,875)	(58,030)
930	09/04/25	2.214%	3 Month LIBOR(1)	157	(50,751)	(50,908)
4,180	01/08/26	2.210%	3 Month LIBOR(1)	104	(224,000)	(224,104)

				$(5,615)	$(566,474)	$(560,859)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at March 31, 2016(3)	Unrealized Appreciation
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	6,000	$(109,853)	$(32,106)	$77,747

A U.S. Government Agency Obligation with a market value of $793,853 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at March 31, 2016.

See Notes to Financial Statements.

76

The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(91)	$—	$(91)
Deutsche Bank AG	06/11/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	2,280	—	2,280
Deutsche Bank AG	06/11/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	1,318	—	1,318
Deutsche Bank AG	06/11/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(751)	—	(751)

				$2,756	$—	$2,756

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

Prudential Balanced Fund	77

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$245,641,726	$20,744,639	$10,896
Exchange Traded Fund	605,578	—	—
Preferred Stocks	78,870	104,599	—
Rights	1,817	—	—
Corporate Bonds	—	44,028,448	—
Asset-Backed Securities
Collateralized Loan Obligations	—	10,006,874	—
Non-Residential Mortgage-Backed Securities	—	9,377,668	—
Residential Mortgage-Backed Securities	—	1,231,828	668,984
Collateralized Mortgage Obligations	—	3,975,616	—
Commercial Mortgage-Backed Securities	—	23,226,116	—
Foreign Agencies	—	2,443,940	—
Municipal Bonds	—	1,873,774	—
Sovereign Bonds	—	1,540,366	—
U.S. Government Agency Obligations	—	56,173,203	—
U.S. Treasury Obligations	—	13,111,042	—
Affiliated Mutual Funds	59,785,553	—	—
Options Purchased	—	239	—
Option Written	—	(1)	—
Other Financial Instruments*
Futures Contracts	308,539	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(560,859)	—
OTC Interest Rate Swap Agreements	—	(2,121)	—
Centrally Cleared Credit Default Swap Agreements	—	77,747	—
OTC Total Return Swap Agreements	—	2,756	—

Total	$306,422,083	$187,355,874	$679,880

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

78

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Funds (including 5.4% of collateral for securities on loan)	13.4%
U.S. Government Agency Obligations	12.6
Banks	6.5
Commercial Mortgage-Backed Securities	5.2
Pharmaceuticals	3.3
Software	3.1
Oil, Gas & Consumable Fuels	3.0
U.S. Treasury Obligations	3.0
Internet Software & Services	2.6
Technology Hardware, Storage & Peripherals	2.4
Insurance	2.4
Biotechnology	2.3
Collateralized Loan Obligations	2.3
Real Estate Investment Trusts (REITs)	2.2
Non-Residential Mortgage-Backed Securities	2.1
Diversified Telecommunication Services	2.0
Health Care Providers & Services	1.9
Media	1.8
IT Services	1.7
Health Care Equipment & Supplies	1.7
Hotels, Restaurants & Leisure	1.6
Food Products	1.4
Electric Utilities	1.4
Household Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Industrial Conglomerates	1.2
Diversified Financial Services	1.2
Specialty Retail	1.2
Food & Staples Retailing	1.1
Aerospace & Defense	1.1
Beverages	1.1
Chemicals	1.0
Airlines	1.0
Collateralized Mortgage Obligations	0.9
Automobiles	0.8
Communications Equipment	0.8
Air Freight & Logistics	0.8
Textiles, Apparel & Luxury Goods	0.8
Capital Markets	0.7
Tobacco	0.7
Internet & Catalog Retail	0.7
Machinery	0.6
Multiline Retail	0.6
Foreign Agencies	0.6
Telecommunications	0.6
Electric	0.5
Building Products	0.5
Real Estate Management & Development	0.5
Independent Power & Renewable Electricity Producers	0.5%
Residential Mortgage-Backed Securities	0.4
Municipal Bonds	0.4
Auto Manufacturers	0.4
Healthcare Products	0.4
Sovereign Bonds	0.4
Oil & Gas	0.3
Professional Services	0.3
Containers & Packaging	0.3
Household Durables	0.3
Energy Equipment & Services	0.3
Multi-Utilities	0.3
Healthcare Services	0.3
Consumer Finance	0.3
Retail	0.3
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.2
Food	0.2
Gas Utilities	0.2
Computers	0.2
Lodging	0.2
Commercial Services & Supplies	0.2
Metals & Mining	0.2
Auto Components	0.2
Construction & Engineering	0.1
Agriculture	0.1
Transportation	0.1
Exchange Traded Fund	0.1
Mining	0.1
Packaging & Containers	0.1
Pipelines	0.1
Wireless Telecommunication Services	0.1
Road & Rail	0.1
Housewares	0.1
Miscellaneous Manufacturing	0.1
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Oil & Gas Services	0.1
Paper & Forest Products	0.1
Commercial Services	0.1
Construction Materials	0.1
Machinery-Diversified	0.1
Forest Products & Paper	0.1
Trading Companies & Distributors	0.1
Building Materials	0.1
Life Sciences Tools & Services	0.1
Leisure Products	0.1
Semiconductors	0.1

See Notes to Financial Statements.

Prudential Balanced Fund	79

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Options Purchased	—	%*
Options Written	—	*

	111.2
Liabilities in excess of other assets	(11.2)

	100.0%

*	Less than 0.05%

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$77,747	*	—	$—
Equity contracts	Due from/to broker—variation margin futures	48,594	*	Due from/to broker—variation margin futures	4,692	*
Equity contracts	Unaffiliated Investments	1,817		—	—
Interest rate contracts	Due from/to broker—variation margin futures	264,637	*	—	—
Interest rate contracts	Due from/to broker—variation margin swaps	157,441	*	Due from/to broker—variation margin swaps	718,300	*
Interest rate contracts	Unaffiliated Investments	239		Options written outstanding, at value	1
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,598		Unrealized depreciation on OTC swap agreements	2,963

Total		$554,073			$725,956

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

80

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(30,500)	$(30,500)
Equity contracts	—	—	72,784	—	72,784
Interest rate contracts	(191,871)	6,186	206,720	(273,877)	(252,842)

Total	$(191,871)	$6,186	$279,504	$(304,377)	$(210,558)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(1,675)	$(1,675)
Equity contracts	(8,602)	—	—	103,275	—	94,673
Interest rate contracts	—	(49,398)	18,390	57,398	(28,968)	(2,578)

Total	$(8,602)	$(49,398)	$18,390	$160,673	$(30,643)	$90,420

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2016, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Interest Rate Swap Agreements(3)	Credit Default Swap Agreements— Buy Protection(3)	Total Return Swap Agreements(3)
$63,459	$98,560	$50,960,144	$10,050,006	$27,862	$6,000	$400

(1)	Cost.
(2)	Value at Trade Date.
(3)	Notional Amount in USD (000).

See Notes to Financial Statements.

Prudential Balanced Fund	81

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Offsetting of OTC derivative assets and liabilities:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$239	$(1)	$—	$238
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	3,598	(842)	—	2,756

	$3,837

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(1)	$1	$—	$—
Credit Suisse First Boston Corp.	(2,121)	—	—	(2,121)
Deutsche Bank AG	(842)	842	—	—

	$(2,964)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

82

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	March 31, 2016

Prudential Balanced Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Investments at value, including securities on loan of $23,374,432:
Unaffiliated investments (cost $385,049,638)	$434,846,223
Affiliated investments (cost $60,698,630)	59,785,553
Foreign currency, at value (cost $522,173)	542,079
Receivable for investments sold	15,287,142
Dividends and interest receivable	1,355,285
Receivable for Series shares sold	980,467
Tax reclaim receivable	39,194
Due from broker—variation margin futures	9,223
Unrealized appreciation on OTC swap agreements	3,598
Prepaid expenses	1,647

Total assets	512,850,411

Liabilities
Payable for investments purchased	42,743,735
Payable to broker for collateral for securities on loan	23,900,892
Payable for Series shares reacquired	550,891
Payable to custodian	257,061
Management fee payable	230,776
Accrued expenses and other liabilities	152,595
Distribution fee payable	121,698
Affiliated transfer agent fee payable	61,016
Due to broker—variation margin swaps	43,726
Unrealized depreciation on OTC swap agreements	2,963
Options written outstanding, at value (premiums received $7,564)	1

Total liabilities	68,065,354

Net Assets	$444,785,057

Net assets were comprised of:
Common stock, at par	$30,781
Paid-in capital in excess of par	395,959,122

395,989,903
Undistributed net investment income	481,899
Accumulated net realized loss on investment and foreign currency transactions	(421,631)
Net unrealized appreciation on investments and foreign currencies	48,734,886

Net assets, March 31, 2016	$444,785,057

See Notes to Financial Statements.

84

Class A
Net asset value and redemption price per share ($308,467,160 ÷ 21,386,227 shares of common stock issued and outstanding)	$14.42
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.26

Class B
Net asset value, offering price and redemption price per share
($12,246,811 ÷ 844,210 shares of common stock issued and outstanding)	$14.51

Class C
Net asset value, offering price and redemption price per share
($43,296,306 ÷ 2,985,066 shares of common stock issued and outstanding)	$14.50

Class R
Net asset value, offering price and redemption price per share
($1,017,020 ÷ 70,473) shares of common stock issued and outstanding)	$14.43

Class Z
Net asset value, offering price and redemption price per share
($79,757,760 ÷ 5,495,090 shares of common stock issued and outstanding)	$14.51

See Notes to Financial Statements.

Prudential Balanced Fund	85

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $23,803)	$2,962,093
Interest income (net of foreign withholding taxes of $246)	2,046,686
Affiliated dividend income	244,299
Affiliated income from securities lending, net	23,592

Total income	5,276,670

Expenses
Management fee	1,370,021
Distribution fee—Class A	450,083
Distribution fee—Class B	62,169
Distribution fee—Class C	179,316
Distribution fee—Class R	2,646
Transfer agent’s fees and expenses (including affiliated expense of $114,400)	287,000
Custodian and accounting fees	147,000
Registration fees	43,000
Shareholders’ reports	28,000
Audit fee	19,000
Legal fees and expenses	12,000
Directors’ fees	9,000
Insurance expenses	2,000
Miscellaneous	59,105

Total expenses	2,670,340
Less: Management fee waiver and/or expense reimbursement	(42,152)
Distribution fee waiver—Class R	(882)

Net expenses	2,627,306

Net investment income	2,649,364

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,854,374
Futures transactions	279,504
Options written transactions	6,186
Swap agreement transactions	(304,377)
Foreign currency transactions	(16,752)

3,818,935

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(89,142))	15,216,652
Futures	160,673
Options written	18,390
Swap agreements	(30,643)
Foreign currencies	30,530

15,395,602

Net gain on investment and foreign currency transactions	19,214,537

Net Increase In Net Assets Resulting From Operations	$21,863,901

See Notes to Financial Statements.

86

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,649,364	$4,650,261
Net realized gain on investment and foreign currency transactions	3,818,935	30,179,978
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,395,602	(35,064,533)

Net increase (decrease) in net assets resulting from operations	21,863,901	(234,294)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,828,408)	(6,206,752)
Class B	(32,474)	(122,048)
Class C	(95,220)	(219,351)
Class R	(3,817)	(8,781)
Class Z	(555,684)	(1,409,079)

	(2,515,603)	(7,966,011)

Distributions from net realized gains
Class A	(18,480,268)	(28,365,237)
Class B	(767,265)	(1,340,974)
Class C	(2,084,563)	(2,105,339)
Class R	(37,139)	(46,178)
Class Z	(4,391,118)	(4,929,070)

	(25,760,353)	(36,786,798)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	64,295,362	66,798,581
Net asset value of shares issued in reinvestment of dividends and distributions	27,274,354	43,695,416
Cost of shares reacquired	(42,365,764)	(101,207,873)

Net increase in net assets from Series share transactions	49,203,952	9,286,124

Total increase (decrease)	42,791,897	(35,700,979)

Net Assets:
Beginning of period	401,993,160	437,694,139

End of period(a)	$444,785,057	$401,993,160

(a) Includes undistributed net investment income of:	$481,899	$348,138

See Notes to Financial Statements.

Prudential Balanced Fund	87

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Balanced Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Balanced Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to seek income and long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments. Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ

88

are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Balanced Fund	89

Notes to Financial Statements (continued)

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Series purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are

90

insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations, such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to

Prudential Balanced Fund	91

Notes to Financial Statements (continued)

be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Options: The Series purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equity or foreign currency exchange rates with respect to securities or financial instrument which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on options written. The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap contract, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or

92

exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Series entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-Traded”) or through a central clearing facility, such as a registered commodities exchange . Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used

Prudential Balanced Fund	93

Notes to Financial Statements (continued)

interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Series entered into for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

94

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. For multi-sleeve Series, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Series is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations,

Prudential Balanced Fund	95

Notes to Financial Statements (continued)

agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2016, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

96

Rights: The Series held rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Dollar Rolls: The Series enters into mortgage dollar rolls in which the Series sells mortgage securities for delivery in the current month, realized a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Series maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Prudential Balanced Fund	97

Notes to Financial Statements (continued)

Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. and Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that PGIM, Inc. and QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. and QMA are obligated to keep certain books and records of the Series. PI pays for the services of PGIM, Inc. and QMA, cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Series’ daily average net assets up to $1 billion and .60% of the average net

98

assets of the Series in excess of $1 billion. The effective management fee rate, net of management fee waiver was .63% for the six months ended March 31, 2016.

PI has contractually agreed to waive up to .02% of its management fee to the extent that the Series’ annual operating expenses exceed .86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the Series’ average net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares. The Series compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such expenses to .50% of the averaged daily net assets of the Class R shares.

PIMS has advised the Series that it has received $310,028 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2016, it received $12,529 and $1,678 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PGIM, Inc., PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended March 31, 2016, PGIM, Inc. has been compensated $3,234 for the securities lending. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity.

Prudential Balanced Fund	99

Notes to Financial Statements (continued)

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund, (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended March 31, 2016 were $431,406,683 and $405,137,791, respectively.

Written options transactions, during the six months ended March 31, 2016, were as follows:

	Notional Amount (000)	Premium
Balance at beginning of year	138,390	$68,760
Options written	198,360	141,386
Options closed	(57,200)	(84,819)
Options expired	(242,950)	(117,763)

Balance at end of year	36,600	$7,564

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Tax Basis	$448,212,454

Appreciation	57,449,997
Depreciation	(11,030,675)

Net Unrealized Appreciation	$46,419,322

100

The difference between book and tax basis was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies, trust preferred securities and other cost basis differences between financial reporting and tax accounting.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per share. There are 1 billion shares authorized for the Series, designated Class A, Class B, Class C, Class M, Class R, Class X and Class Z, each of which consists of 325 million, 125 million, 125 million, 125 million, 75 million, 150 million and 75 million authorized shares, respectively. As of March 31, 2016, PI owned 310 Class R shares of the Series.

Prudential Balanced Fund	101

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2016:
Shares sold	1,723,697	$24,715,843
Shares issued in reinvestment of dividends and distributions	1,394,163	19,845,269
Shares reacquired	(1,906,297)	(27,396,986)

Net increase (decrease) in shares outstanding before conversion	1,211,563	17,164,126
Shares issued upon conversion from other share class(es)	59,099	836,331
Shares reacquired upon conversion into other share class(es)	(26,789)	(391,445)

Net increase (decrease) in shares outstanding	1,243,873	$17,609,012

Year ended September 30, 2015:
Shares sold	1,836,755	$28,605,484
Shares issued in reinvestment of dividends and distributions	2,212,370	33,777,010
Shares reacquired	(2,317,573)	(36,174,248)

Net increase (decrease) in shares outstanding before conversion	1,731,552	26,208,246
Shares issued upon conversion from other share class(es)	136,284	2,109,257
Shares reacquired upon conversion into other share class(es)	(154,953)	(2,393,922)

Net increase (decrease) in shares outstanding	1,712,883	$25,923,581

Class B
Six months ended March 31, 2016:
Shares sold	82,473	$1,177,613
Shares issued in reinvestment of dividends and distributions	54,459	780,242
Shares reacquired	(73,160)	(1,050,744)

Net increase (decrease) in shares outstanding before conversion	63,772	907,111
Shares reacquired upon conversion into other share class(es)	(58,746)	(836,331)

Net increase (decrease) in shares outstanding	5,026	$70,780

Year ended September 30, 2015:
Shares sold	77,700	$1,215,314
Shares issued in reinvestment of dividends and distributions	92,420	1,420,090
Shares reacquired	(120,157)	(1,889,224)

Net increase (decrease) in shares outstanding before conversion	49,963	746,180
Shares reacquired upon conversion into other share class(es)	(116,228)	(1,805,883)

Net increase (decrease) in shares outstanding	(66,265)	$(1,059,703)

102

Class C	Shares	Amount
Six months ended March 31, 2016:
Shares sold	1,102,867	$15,917,453
Shares issued in reinvestment of dividends and distributions	141,233	2,023,399
Shares reacquired	(298,655)	(4,281,942)

Net increase (decrease) in shares outstanding before conversion	945,445	13,658,910
Shares reacquired upon conversion into other share class(es)	(1,344)	(19,534)

Net increase (decrease) in shares outstanding	944,101	$13,639,376

Year ended September 30, 2015:
Shares sold	1,038,756	$16,183,020
Shares issued in reinvestment of dividends and distributions	143,446	2,203,792
Shares reacquired	(385,339)	(5,992,053)

Net increase (decrease) in shares outstanding before conversion	796,863	12,394,759
Shares reacquired upon conversion into other share class(es)	(22,554)	(351,648)

Net increase (decrease) in shares outstanding	774,309	$12,043,111

Class R
Six months ended March 31, 2016:
Shares sold	34,347	$477,894
Shares issued in reinvestment of dividends and distributions	1,635	23,292
Shares reacquired	(3,185)	(44,633)

Net increase (decrease) in shares outstanding	32,797	$456,553

Year ended September 30, 2015:
Shares sold	6,658	$102,605
Shares issued in reinvestment of dividends and distributions	1,945	29,715
Shares reacquired	(278)	(4,254)

Net increase (decrease) in shares outstanding	8,325	$128,066

Class Z
Six months ended March 31, 2016:
Shares sold	1,514,882	$22,006,559
Shares issued in reinvestment of dividends and distributions	321,526	4,602,152
Shares reacquired	(674,135)	(9,591,459)

Net increase (decrease) in shares outstanding before conversion	1,162,273	17,017,252
Shares issued upon conversion from other share class(es)	27,972	410,979

Net increase (decrease) in shares outstanding	1,190,245	$17,428,231

Year ended September 30, 2015:
Shares sold	1,323,845	$20,692,158
Shares issued in reinvestment of dividends and distributions	408,320	6,264,809
Shares reacquired	(3,519,436)	(57,148,094)

Net increase (decrease) in shares outstanding before conversion	(1,787,271)	(30,191,127)
Shares issued upon conversion from other share class(es)	157,070	2,442,196

Net increase (decrease) in shares outstanding	(1,630,201)	$(27,748,931)

Prudential Balanced Fund	103

Notes to Financial Statements (continued)

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Series portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

104

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.67		$16.45	$14.70	$13.37	$11.32	$11.31
Income (loss) from investment operations:
Net investment income	.09		.18	.20	.21	.19	.17
Net realized and unrealized gain (loss) on investment transactions	.67		(.09)	1.76	1.34	2.06	.05
Total from investment operations	.76		.09	1.96	1.55	2.25	.22
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.33)	(.21)	(.22)	(.20)	(.21)
Distributions from net realized gains	(.92)		(1.54)	-	-	-	-
Total dividends and distributions	(1.01)		(1.87)	(.21)	(.22)	(.20)	(.21)
Net asset value, end of period	$14.42		$14.67	$16.45	$14.70	$13.37	$11.32
Total Return(b):	5.31%		.17%	13.43%	11.78%	20.04%	1.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$308,467		$295,456	$303,153	$281,499	$269,131	$243,314
Average net assets (000)	$300,037		$309,664	$295,552	$273,250	$257,847	$271,396
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.22%	(e)	1.23%	1.22%	1.22%	1.29%	1.32%
Expenses before waivers and/or expense reimbursement	1.24%	(e)	1.25%	1.24%	1.24%	1.31%	1.34%
Net investment income	1.28%	(e)	1.16%	1.27%	1.50%	1.55%	1.45%
Portfolio turnover rate(d)	114%	(f)	216%	215%	234%	204%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	105

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.75		$16.45	$14.71	$13.38	$11.33	$11.32
Income (loss) from investment operations:
Net investment income	.04		.07	.09	.11	.11	.09
Net realized and unrealized gain (loss) on investment transactions	.68		(.09)	1.75	1.35	2.05	.05
Total from investment operations	.72		(.02)	1.84	1.46	2.16	.14
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.14)	(.10)	(.13)	(.11)	(.13)
Distributions from net realized gains	(.92)		(1.54)	-	-	-	-
Total dividends and distributions	(.96)		(1.68)	(.10)	(.13)	(.11)	(.13)
Net asset value, end of period	$14.51		$14.75	$16.45	$14.71	$13.38	$11.33
Total Return(b):	4.99%		(.49)%	12.60%	11.01%	19.18%	1.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,247		$12,376	$14,899	$13,222	$10,142	$10,672
Average net assets (000)	$12,433		$14,068	$14,806	$11,466	$10,739	$13,268
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(e)	1.93%	1.92%	1.92%	2.00%	2.02%
Expenses before waivers and/or expense reimbursement	1.94%	(e)	1.95%	1.94%	1.94%	2.02%	2.04%
Net investment income	.59%	(e)	.46%	.57%	.80%	.85%	.75%
Portfolio turnover rate(d)	114%	(f)	216%	215%	234%	204%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

106

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.74		$16.45	$14.71	$13.37	$11.32	$11.32
Income (loss) from investment operations:
Net investment income	.04		.07	.09	.11	.11	.09
Net realized and unrealized gain (loss) on investment transactions	.68		(.10)	1.75	1.36	2.05	.04
Total from investment operations	.72		(.03)	1.84	1.47	2.16	.13
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.14)	(.10)	(.13)	(.11)	(.13)
Distributions from net realized gains	(.92)		(1.54)	-	-	-	-
Total dividends and distributions	(.96)		(1.68)	(.10)	(.13)	(.11)	(.13)
Net asset value, end of period	$14.50		$14.74	$16.45	$14.71	$13.37	$11.32
Total Return(b):	4.99%		(.56)%	12.60%	11.10%	19.20%	1.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,296		$30,093	$20,838	$15,926	$10,653	$9,987
Average net assets (000)	$35,859		$26,353	$17,899	$12,912	$10,547	$11,105
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	(e)	1.93%	1.92%	1.92%	1.99%	2.02%
Expenses before waivers and/or expense reimbursement	1.94%	(e)	1.95%	1.94%	1.94%	2.01%	2.04%
Net investment income	.59%	(e)	.47%	.58%	.79%	.85%	.75%
Portfolio turnover rate(d)	114%	(f)	216%	215%	234%	204%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	107

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.68		$16.43	$14.69	$13.36	$11.31	$11.31
Income (loss) from investment operations:
Net investment income	.08		.15	.17	.18	.12	.15
Net realized and unrealized gain (loss) on investment transactions	.67		(.09)	1.75	1.35	2.10	.04
Total from investment operations	.75		.06	1.92	1.53	2.22	.19
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.27)	(.18)	(.20)	(.17)	(.19)
Distributions from net realized gains	(.92)		(1.54)	-	-	-	-
Total dividends and distributions	(1.00)		(1.81)	(.18)	(.20)	(.17)	(.19)
Net asset value, end of period	$14.43		$14.68	$16.43	$14.69	$13.36	$11.31
Total Return(b):	5.21%		.02%	13.16%	11.58%	19.82%	1.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,017		$553	$482	$305	$222	$11
Average net assets (000)	$705		$528	$395	$273	$27	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	(e)	1.43%	1.42%	1.42%	1.51%	1.52%
Expenses before waivers and/or expense reimbursement	1.69%	(e)	1.70%	1.69%	1.69%	1.78%	1.79%
Net investment income	1.11%	(e)	.96%	1.08%	1.30%	1.37%	1.25%
Portfolio turnover rate(d)	114%	(f)	216%	215%	234%	204%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

108

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.75		$16.57	$14.80	$13.46	$11.39	$11.38
Income (loss) from investment operations:
Net investment income	.11		.23	.25	.25	.24	.20
Net realized and unrealized gain (loss) on investment transactions	.68		(.10)	1.77	1.35	2.06	.06
Total from investment operations	.79		.13	2.02	1.60	2.30	.26
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.41)	(.25)	(.26)	(.23)	(.25)
Distributions from net realized gains	(.92)		(1.54)	-	-	-	-
Total dividends and distributions	(1.03)		(1.95)	(.25)	(.26)	(.23)	(.25)
Net asset value, end of period	$14.51		$14.75	$16.57	$14.80	$13.46	$11.39
Total Return(b):	5.51%		.41%	13.80%	12.10%	20.46%	2.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,758		$63,516	$98,321	$85,068	$41,826	$33,026
Average net assets (000)	$72,486		$59,423	$89,928	$70,535	$38,043	$47,885
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.92%	(e)	.93%	.92%	.92%	.99%	1.02%
Expenses before waivers and/or expense reimbursement	.94%	(e)	.95%	.94%	.94%	1.01%	1.04%
Net investment income	1.59%	(e)	1.45%	1.57%	1.76%	1.85%	1.72%
Portfolio turnover rate(d)	114%	(f)	216%	215%	234%	204%	230%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	109

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	PGIM, Inc.	655 Broad Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Balanced Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL BALANCED FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859

MF185E2    0291801-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Equity Opportunity Fund

SEMIANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Opportunity Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Opportunity Fund

May 16, 2016

Prudential Jennison Equity Opportunity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.51	–7.11	50.75	80.48	—
Class B	4.21	–7.75	45.73	68.28	—
Class C	4.14	–7.81	45.64	68.17	—
Class Q	4.76	–6.69	N/A	N/A	–3.14 (11/25/14)
Class R	4.43	–7.30	49.30	76.71	—
Class Z	4.64	–6.85	53.09	85.95	—
S&P 500 Index	8.47	1.78	72.83	96.77	—
Lipper Customized Blend Funds Average*	5.00	–4.12	52.72	73.96	—
Lipper Multi-Cap Core Funds Average*	4.93	–3.87	54.68	77.54	—

4	Visit our website at prudentialfunds.com

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–12.22	7.33	5.48	—
Class B	–11.98	7.67	5.34	—
Class C	–8.66	7.81	5.34	—
Class Q	–6.69	N/A	N/A	–2.34 (11/25/14)
Class R	–7.30	8.35	5.86	—
Class Z	–6.85	8.89	6.40	—
S&P 500 Index	1.78	11.56	7.00	—
Lipper Customized Blend Funds Average*	–4.12	8.74	5.57	—
Lipper Multi-Cap Core Funds Average*	–3.87	9.02	5.80	—

*The Lipper Customized Blend Funds Average is a blend of the Lipper Multi-Cap Core Funds and Lipper Multi-Cap Value Funds Averages. The Lipper Customized Blend Funds Average was utilized because the Fund’s Manager believes that a blend of the Lipper Multi-Cap Core and Lipper Multi-Cap Value Averages provides a more appropriate basis for Fund performance comparisons, although Lipper classifies the Fund in its Multi-Cap Core Funds category.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of calendar returns.

Prudential Jennison Equity Opportunity Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 2.49%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 1.86%.

Lipper Customized Blend Funds Average—The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Fund and Lipper Multi-Cap Core Funds Averages. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is –2.33%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is –1.77%.

Lipper Multi-Cap Core Funds Average—The Lipper Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market

6	Visit our website at prudentialfunds.com

capitalizations of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Core Funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is –1.79%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is –1.37%.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is –3.55%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is –2.70%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date of Class Q shares, and not from the class’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/16 (%)
Bristol-Myers Squibb Co., Pharmaceuticals	2.2
Microsoft Corp., Software	2.1
FirstEnergy Corp., Electric Utilities	2.1
Target Corp., Multiline Retail	2.1
Comcast Corp., Media	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/16 (%)
Software	9.0
Hotels, Restaurants & Leisure	7.8
Pharmaceuticals	7.4
Banks	7.2
Media	7.1

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Equity Opportunity Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period, and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

8	Visit our website at prudentialfunds.com

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,045.10	1.10%	$5.62
	Hypothetical	$1,000.00	$1,019.50	1.10%	$5.55
Class B	Actual	$1,000.00	$1,042.10	1.80%	$9.19
	Hypothetical	$1,000.00	$1,016.00	1.80%	$9.07
Class C	Actual	$1,000.00	$1,041.40	1.80%	$9.19
	Hypothetical	$1,000.00	$1,016.00	1.80%	$9.07
Class Q	Actual	$1,000.00	$1,047.60	0.66%	$3.38
	Hypothetical	$1,000.00	$1,021.70	0.66%	$3.34
Class R	Actual	$1,000.00	$1,044.30	1.30%	$6.64
	Hypothetical	$1,000.00	$1,018.50	1.30%	$6.56
Class Z	Actual	$1,000.00	$1,046.40	0.80%	$4.09
	Hypothetical	$1,000.00	$1,021.00	0.80%	$4.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2016 (to reflect the six month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Equity Opportunity Fund	9

Fees and Expenses (continued)

The Fund’s expense ratios for the six-month period ended March 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.10	1.10
B	1.80	1.80
C	1.80	1.80
Q	0.66	0.66
R	1.55	1.30
Z	0.80	0.80

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

10	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 95.2%

COMMON STOCKS

Aerospace & Defense 2.5%
Boeing Co. (The)	19,741	$2,505,922
DigitalGlobe, Inc.*	182,419	3,155,849
United Technologies Corp.	47,792	4,783,979

		10,445,750

Auto Components 0.6%
Lear Corp.	23,571	2,620,388

Banks 7.2%
Bank of America Corp.	398,185	5,383,461
Citigroup, Inc.	148,621	6,204,927
JPMorgan Chase & Co.	123,186	7,295,075
PNC Financial Services Group, Inc. (The)	71,723	6,065,614
Wells Fargo & Co.	108,911	5,266,936

		30,216,013

Biotechnology 2.4%
AbbVie, Inc.	89,660	5,121,379
Biogen, Inc.*	10,688	2,782,300
BioMarin Pharmaceutical, Inc.*	25,839	2,131,201

		10,034,880

Capital Markets 2.6%
Goldman Sachs Group, Inc. (The)	42,229	6,629,108
Morgan Stanley	163,644	4,092,737

		10,721,845

Chemicals 0.8%
Monsanto Co.	40,351	3,540,397

Communications Equipment 3.0%
Brocade Communications Systems, Inc.	396,860	4,198,779
Juniper Networks, Inc.	160,862	4,103,590
Polycom, Inc.*	401,808	4,480,159

		12,782,528

Consumer Finance 2.2%
Capital One Financial Corp.	66,894	4,636,423
Synchrony Financial*	160,419	4,597,609

		9,234,032

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services 1.3%
Voya Financial, Inc.	179,065	$5,330,765

Diversified Telecommunication Services 1.3%
Frontier Communications Corp.	948,566	5,302,484

Electric Utilities 2.1%
FirstEnergy Corp.	243,096	8,744,163

Electrical Equipment 1.2%
Eaton Corp. PLC	79,913	4,999,357

Electronic Equipment, Instruments & Components 0.9%
Benchmark Electronics, Inc.*	170,466	3,929,241

Energy Equipment & Services 2.8%
Halliburton Co.	134,597	4,807,805
Patterson-UTI Energy, Inc.(a)	401,007	7,065,743

		11,873,548

Food & Staples Retailing 0.5%
United Natural Foods, Inc.*	51,090	2,058,927

Food Products 3.4%
ConAgra Foods, Inc.	180,817	8,068,054
Mondelez International, Inc. (Class A Stock)	159,180	6,386,302

		14,454,356

Health Care Technology 1.3%
Veeva Systems, Inc. (Class A Stock)*(a)	223,958	5,607,908

Hotels, Restaurants & Leisure 7.8%
Carnival Corp.	120,474	6,357,413
Hyatt Hotels Corp. (Class A Stock)*(a)	146,152	7,233,062
MGM Resorts International*	290,137	6,220,537
Pinnacle Entertainment, Inc.*	98,576	3,460,018
SeaWorld Entertainment, Inc.	216,445	4,558,332
Wendy’s Co. (The)	457,349	4,980,531

		32,809,893

Household Durables 1.4%
CalAtlantic Group, Inc.(a)	180,002	6,015,667

Independent Power & Renewable Electricity Producers 0.9%
Calpine Corp.*	251,655	3,817,606

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Industrial Conglomerates 2.0%
General Electric Co.	260,925	$8,294,806

Insurance 2.0%
MetLife, Inc.	193,925	8,521,064

Internet Software & Services 2.1%
Alphabet, Inc. (Class C Stock)*	9,909	7,381,709
Match Group, Inc.*(a)	144,030	1,592,972

		8,974,681

Machinery 0.6%
Mueller Water Products, Inc. (Class A Stock)	276,260	2,729,449

Media 7.1%
Comcast Corp. (Class A Stock)	142,142	8,682,033
Live Nation Entertainment, Inc.*(a)	305,944	6,825,611
Twenty-First Century Fox, Inc. (Class A Stock)	135,421	3,775,538
Viacom, Inc. (Class B Stock)	180,701	7,459,337
Vivendi SA (France)	156,908	3,288,320

		30,030,839

Metals & Mining 0.3%
Constellium NV (Netherlands) (Class A Stock)*	218,362	1,133,299

Multiline Retail 2.1%
Target Corp.	105,595	8,688,357

Multi-Utilities 1.2%
PG&E Corp.	82,166	4,906,953

Oil, Gas & Consumable Fuels 5.0%
Cobalt International Energy, Inc.*	179,892	534,279
Laredo Petroleum, Inc.*	219,739	1,742,530
Newfield Exploration Co.*	142,715	4,745,274
Noble Energy, Inc.	212,774	6,683,232
Occidental Petroleum Corp.	77,917	5,331,860
Rice Energy, Inc.*(a)	131,373	1,833,967

		20,871,142

Paper & Forest Products 1.3%
Louisiana-Pacific Corp.*(a)	318,247	5,448,389

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 7.4%
Allergan PLC*	9,149	$2,452,207
Bristol-Myers Squibb Co.	145,883	9,319,006
Merck & Co., Inc.	94,421	4,995,815
Pfizer, Inc.	258,119	7,650,647
Shire PLC (Ireland), ADR(a)	38,091	6,547,843

		30,965,518

Road & Rail 2.7%
Hertz Global Holdings, Inc.*	510,882	5,379,588
Union Pacific Corp.	75,102	5,974,364

		11,353,952

Software 9.0%
Cadence Design Systems, Inc.*	209,749	4,945,881
Fortinet, Inc.*	140,729	4,310,529
Guidewire Software, Inc.*(a)	72,190	3,932,911
Microsoft Corp.	162,924	8,998,293
PTC, Inc.*	168,446	5,585,669
QLIK Technologies, Inc.*	133,969	3,874,384
Rovi Corp.*	307,328	6,303,297

		37,950,964

Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	40,477	4,411,588
Diebold, Inc.(a)	273,497	7,906,798

		12,318,386

Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc.	189,658	7,603,389
Lululemon Athletica, Inc.*(a)	90,881	6,153,553

		13,756,942

TOTAL LONG-TERM INVESTMENTS (cost $344,787,985)		400,484,489

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 15.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $64,454,630; includes $44,766,182 of cash collateral for securities on loan)(Note 3)(b)(c)	64,454,630	$64,454,630

TOTAL INVESTMENTS 110.5% (cost $409,242,615)(Note 5)		464,939,119
Liabilities in excess of other assets (10.5)%		(44,335,164)

NET ASSETS 100.0%		$420,603,955

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

OTC—Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,070,577; cash collateral of $44,766,182 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	15

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,445,750	$—	$—
Auto Components	2,620,388	—	—
Banks	30,216,013	—	—
Biotechnology	10,034,880	—	—
Capital Markets	10,721,845	—	—
Chemicals	3,540,397	—	—
Communications Equipment	12,782,528	—	—
Consumer Finance	9,234,032	—	—
Diversified Financial Services	5,330,765	—	—
Diversified Telecommunication Services	5,302,484	—	—
Electric Utilities	8,744,163	—	—
Electrical Equipment	4,999,357	—	—
Electronic Equipment, Instruments & Components	3,929,241	—	—
Energy Equipment & Services	11,873,548	—	—
Food & Staples Retailing	2,058,927	—	—
Food Products	14,454,356	—	—
Health Care Technology	5,607,908	—	—
Hotels, Restaurants & Leisure	32,809,893	—	—
Household Durables	6,015,667	—	—
Independent Power & Renewable Electricity Producers	3,817,606	—	—
Industrial Conglomerates	8,294,806	—	—
Insurance	8,521,064	—	—
Internet Software & Services	8,974,681	—	—
Machinery	2,729,449	—	—
Media	26,742,519	3,288,320	—
Metals & Mining	1,133,299	—	—
Multiline Retail	8,688,357	—	—
Multi-Utilities	4,906,953	—	—
Oil, Gas & Consumable Fuels	20,871,142	—	—
Paper & Forest Products	5,448,389	—	—
Pharmaceuticals	30,965,518	—	—
Road & Rail	11,353,952	—	—
Software	37,950,964	—	—
Technology Hardware, Storage & Peripherals	12,318,386	—	—
Textiles, Apparel & Luxury Goods	13,756,942	—	—
Affiliated Mutual Fund	64,454,630	—	—

Total	$461,650,799	$3,288,320	$—

See Notes to Financial Statements.

16

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (including 10.6% of collateral for securities on loan)	15.3%
Software	9.0
Hotels, Restaurants & Leisure	7.8
Pharmaceuticals	7.4
Banks	7.2
Media	7.1
Oil, Gas & Consumable Fuels	5.0
Food Products	3.4
Textiles, Apparel & Luxury Goods	3.3
Communications Equipment	3.0
Technology Hardware, Storage & Peripherals	2.9
Energy Equipment & Services	2.8
Road & Rail	2.7
Capital Markets	2.6
Aerospace & Defense	2.5
Biotechnology	2.4
Consumer Finance	2.2
Internet Software & Services	2.1
Electric Utilities	2.1
Multiline Retail	2.1
Insurance	2.0
Industrial Conglomerates	2.0
Household Durables	1.4
Health Care Technology	1.3
Paper & Forest Products	1.3
Diversified Financial Services	1.3
Diversified Telecommunication Services	1.3
Electrical Equipment	1.2
Multi-Utilities	1.2
Electronic Equipment, Instruments & Components	0.9
Independent Power & Renewable Electricity Producers	0.9
Chemicals	0.8
Machinery	0.6
Auto Components	0.6
Food & Staples Retailing	0.5
Metals & Mining	0.3

110.5
Liabilities in excess of other assets	(10.5)

100.0%

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	17

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Investments at value, including securities on loan of $44,070,577:
Unaffiliated investments (cost $344,787,985)	$400,484,489
Affiliated investments (cost $64,454,630)	64,454,630
Receivable for investments sold	1,021,239
Dividend and interest receivable	495,437
Receivable for Series shares sold	303,122
Tax reclaim receivable	188,811
Prepaid expenses	2,193

Total Assets	466,949,921

Liabilities
Payable to broker for collateral for securities on loan	44,766,182
Payable for Series shares reacquired	866,605
Accrued expenses	245,727
Management fee payable	208,006
Payable to custodian	128,828
Distribution fee payable	99,746
Affiliated transfer agent fee payable	30,872

Total Liabilities	46,345,966

Net Assets	$420,603,955

Net assets were comprised of:
Common stock, at par	$23,860
Paid-in capital in excess of par	349,955,293

349,979,153
Undistributed net investment income	1,795,387
Accumulated net realized gain on investment and foreign currency transactions	13,133,783
Net unrealized appreciation on investments and foreign currencies	55,695,632

Net assets, March 31, 2016	$420,603,955

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($229,158,421 ÷ 12,865,703 shares of common stock issued and outstanding)	$17.81
Maximum sales charge (5.50% of offering price)	1.04

Maximum offering price to public	$18.85

Class B
Net asset value, offering price and redemption price per share ($7,736,030 ÷ 509,384 shares of common stock issued and outstanding)	$15.19

Class C
Net asset value, offering price and redemption price per share ($39,325,974 ÷ 2,589,839 shares of common stock issued and outstanding)	$15.18

Class Q
Net asset value, offering price and redemption price per share ($16,739,234 ÷ 909,048 shares of common stock issued and outstanding)	$18.41

Class R
Net asset value, offering price and redemption price per share ($6,350,545 ÷ 395,686 shares of common stock issued and outstanding)	$16.05

Class Z
Net asset value, offering price and redemption price per share ($121,293,751 ÷ 6,590,255 shares of common stock issued and outstanding)	$18.41

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	19

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $58,266)	$4,130,155
Affiliated income from securities lending, net	75,213
Affiliated dividend income	25,485

Total income	4,230,853

Expenses
Management fee	1,333,568
Distribution fee—Class A	362,855
Distribution fee—Class B	43,372
Distribution fee—Class C	208,453
Distribution fee—Class R	24,184
Transfer agent’s fees and expenses (including affiliated expense of $72,200)	306,000
Custodian and accounting fees	44,000
Registration fees	44,000
Shareholders’ reports	32,000
Audit fee	11,000
Legal fees and expenses	10,000
Directors’ fees	9,000
Insurance expenses	3,000
Loan interest expense	150
Miscellaneous	9,676

Total expenses	2,441,258
Less: Distribution fee waiver—Class R	(8,061)

Net expenses	2,433,197

Net investment income	1,797,656

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	15,441,351
Foreign currency transactions	2,475

15,443,826

Net change in unrealized appreciation (depreciation) on:
Investments	1,857,826
Foreign currencies	4,848

1,862,674

Net gain on investment and foreign currency transactions	17,306,500

Net Increase In Net Assets Resulting From Operations	$19,104,156

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,797,656	$3,430,913
Net realized gain on investment and foreign currency transactions	15,443,826	32,461,412
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,862,674	(60,718,321)

Net increase (decrease) in net assets resulting from operations	19,104,156	(24,825,996)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,680,661)	(495,610)
Class B	(10,680)	—
Class C	(51,323)	—
Class Q	(185,424)	(77,909)
Class R	(36,396)	(533)
Class Z	(1,456,860)	(788,675)

	(3,421,344)	(1,362,727)

Distributions from net realized gains
Class A	(17,212,514)	(26,217,119)
Class B	(715,935)	(1,196,088)
Class C	(3,440,456)	(4,948,461)
Class Q	(1,111,625)	(1,450,511)
Class R	(478,768)	(772,530)
Class Z	(10,236,582)	(15,091,768)

	(33,195,880)	(49,676,477)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	25,479,016	70,068,582
Net asset value of shares issued in reinvestment of dividends and distributions	32,791,490	45,627,474
Cost of shares reacquired	(87,870,934)	(140,635,138)

Net decrease in net assets from Series share transactions	(29,600,428)	(24,939,082)

Total decrease	(47,113,496)	(100,804,282)

Net Assets:
Beginning of period	467,717,451	568,521,733

End of period(a)	$420,603,955	$467,717,451

(a) Includes undistributed net investment income of:	$1,795,387	$3,419,075

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of six series: Prudential Jennison Equity Opportunity Fund (the “Series”), Prudential Jennison Growth Fund, and Prudential Balanced Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

22

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

24

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series generally does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements (continued)

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code

26

applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.60% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate was 0.59% of the Series’ average daily net assets for the six months ended March 31, 2016.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% for Class R shares.

PIMS has advised the Series that it has received $65,101 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Equity Opportunity Fund	27

Notes to Financial Statements (continued)

PIMS has advised the Series that for the six months ended March 31, 2016, it received $3,310 and $2,413 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc. an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended March 31, 2016, PGIM, Inc. has been compensated approximately $12,000 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2016, were $159,700,323 and $238,094,631, respectively.

28

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and net unrealized appreciation as of March 31, 2016 were as follows:

Tax Basis	$409,880,358

Appreciation	76,578,906
Depreciation	(21,520,145)

Net Unrealized Appreciation	$55,058,761

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are subject to a front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class Q, Class R and Class Z, each of which consists of 200 million, 5 million, 170 million, 230 million, 170 million, and 225 million authorized shares, respectively.

Prudential Jennison Equity Opportunity Fund	29

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2016:
Shares sold	376,902	$6,853,608
Shares issued in reinvestment of dividends and distributions	1,026,262	17,959,570
Shares reacquired	(1,689,038)	(29,744,898)

Net increase (decrease) in shares outstanding before conversion	(285,874)	(4,931,720)
Shares issued upon conversion from other share class(es)	44,713	811,459
Shares reacquired upon conversion into other share class(es)	(182,176)	(3,044,099)

Net increase (decrease) in shares outstanding	(423,337)	$(7,164,360)

Year ended September 30, 2015:
Shares sold	1,324,392	$27,150,237
Shares issued in reinvestment of dividends and distributions	1,316,980	25,233,338
Shares reacquired	(3,379,279)	(68,882,961)

Net increase (decrease) in shares outstanding before conversion	(737,907)	(16,499,386)
Shares issued upon conversion from other share class(es)	86,040	1,774,932
Shares reacquired upon conversion into other share class(es)	(204,074)	(4,213,331)

Net increase (decrease) in shares outstanding	(855,941)	$(18,937,785)

Class B
Six months ended March 31, 2016:
Shares sold	18,173	$286,886
Shares issued in reinvestment of dividends and distributions	47,237	706,198
Shares reacquired	(75,206)	(1,122,216)

Net increase (decrease) in shares outstanding before conversion	(9,796)	(129,132)
Shares reacquired upon conversion into other share class(es)	(46,813)	(724,874)

Net increase (decrease) in shares outstanding	(56,609)	$(854,006)

Year ended September 30, 2015:
Shares sold	35,808	$642,585
Shares issued in reinvestment of dividends and distributions	69,124	1,146,772
Shares reacquired	(134,190)	(2,338,659)

Net increase (decrease) in shares outstanding before conversion	(29,258)	(549,302)
Shares reacquired upon conversion into other share class(es)	(96,845)	(1,729,212)

Net increase (decrease) in shares outstanding	(126,103)	$(2,278,514)

30

Class C	Shares	Amount
Six months ended March 31, 2016:
Shares sold	111,431	$1,714,848
Shares issued in reinvestment of dividends and distributions	216,723	3,240,010
Shares reacquired	(376,999)	(5,786,459)

Net increase (decrease) in shares outstanding before conversion	(48,845)	(831,601)
Shares reacquired upon conversion into other share class(es)	(44,525)	(652,958)

Net increase (decrease) in shares outstanding	(93,370)	$(1,484,559)

Year ended September 30, 2015:
Shares sold	349,948	$6,257,380
Shares issued in reinvestment of dividends and distributions	274,043	4,546,372
Shares reacquired	(514,334)	(9,096,511)

Net increase (decrease) in shares outstanding before conversion	109,657	1,707,241
Shares reacquired upon conversion into other share class(es)	(20,743)	(372,190)

Net increase (decrease) in shares outstanding	88,914	$1,335,051

Class Q
Six months ended March 31, 2016:
Shares sold	36,471	$640,000
Shares issued in reinvestment of dividends and distributions	71,779	1,297,049
Shares reacquired*	(69,565)	(1,344,885)

Net increase (decrease) in shares outstanding	38,685	$592,164

Year ended September 30, 2015**:
Shares sold	88,210	$1,808,274
Shares issued in reinvestment of dividends and distributions	77,467	1,528,420
Shares reacquired	(58,466)	(1,240,000)

Net increase (decrease) in shares outstanding before conversion	107,211	2,096,694
Shares issued upon conversion from other share class(es)	763,152	17,346,435

Net increase (decrease) in shares outstanding	870,363	$19,443,129

Class R
Six months ended March 31, 2016:
Shares sold	85,468	$1,418,730
Shares issued in reinvestment of dividends and distributions	21,062	332,366
Shares reacquired	(94,478)	(1,630,130)

Net increase (decrease) in shares outstanding	12,052	$120,966

Year ended September 30, 2015:
Shares sold	80,645	$1,482,128
Shares issued in reinvestment of dividends and distributions	27,086	471,839
Shares reacquired	(139,996)	(2,589,357)

Net increase (decrease) in shares outstanding	(32,265)	$(635,390)

Prudential Jennison Equity Opportunity Fund	31

Notes to Financial Statements (continued)

Class Z	Shares	Amount
Six months ended March 31, 2016:
Shares sold	774,323	$14,564,944
Shares issued in reinvestment of dividends and distributions	512,246	9,256,297
Shares reacquired	(2,655,846)	(48,242,346)

Net increase (decrease) in shares outstanding before conversion	(1,369,277)	(24,421,105)
Shares issued upon conversion from other share class(es)	213,141	3,697,058
Shares reacquired upon conversion into other share class(es)	(4,508)	(86,586)

Net increase (decrease) in shares outstanding	(1,160,644)	$(20,810,633)

Year ended September 30, 2015:
Shares sold	1,553,421	$32,727,978
Shares issued in reinvestment of dividends and distributions	643,727	12,700,733
Shares reacquired	(2,690,675)	(56,487,650)

Net increase (decrease) in shares outstanding before conversion	(493,527)	(11,058,939)
Shares issued upon conversion from other shares class(es)	214,227	4,563,180
Shares reacquired upon conversion into other share class(es)	(764,225)	(17,369,814)

Net increase (decrease) in shares outstanding	(1,043,525)	$(23,865,573)

*	Includes affiliated redemption of 485 shares with a value of $9,885.
**	Commencement of offering was November 25, 2014.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Series’ portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended March 31, 2016. The average daily balance for the 4 days that the Series had loans outstanding during the period was approximately $808,000, borrowed at a weighted average interest rate of 1.67%. The maximum loan outstanding amount during the period was $2,251,000. At March 31, 2016 the Series did not have an outstanding loan amount.

32

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications. of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Equity Opportunity Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.46		$21.48	$19.56	$15.40	$12.15	$12.39
Income (loss) from investment operations:
Net investment income	.07		.12	.05	.06	.06	.01
Net realized and unrealized gain (loss) on investment transactions	.74		(1.20)	2.63	4.18	3.19	(.25)
Total from investment operations	.81		(1.08)	2.68	4.24	3.25	(.24)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.04)	(.04)	(.08)	-	-
Distributions from net realized gains	(1.33)		(1.90)	(.72)	-	-	-
Total dividends and distributions	(1.46)		(1.94)	(.76)	(.08)	-	-
Net asset value, end of period	$17.81		$18.46	$21.48	$19.56	$15.40	$12.15
Total Return(b):	4.51%		(5.38)%	14.00%	27.64%	26.75%	(1.94)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$229,158		$245,320	$303,859	$260,720	$213,926	$189,105
Average net assets (000)	$241,905		$290,318	$291,978	$231,545	$210,097	$227,408
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	(d)	1.10%	1.07%	1.10%	1.13%	1.15%
Expenses before waivers and/or expense reimbursement	1.10%	(d)	1.10%	1.07%	1.10%	1.13%	1.15%
Net investment income	.78%	(d)	.59%	.26%	.36%	.44%	.11%
Portfolio turnover rate	37%	(e)	69%	47%	55%	40%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized
(e)	Not annualized

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.90		$18.86	$17.33	$13.70	$10.88	$11.17
Income (loss) from investment operations:
Net investment income (loss)	.01		(.02)	(.08)	(.05)	(.03)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.63		(1.04)	2.33	3.70	2.85	(.22)
Total from investment operations	.64		(1.06)	2.25	3.65	2.82	(.29)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	(.02)	-	-
Distributions from net realized gains	(1.33)		(1.90)	(.72)	-	-	-
Total dividends and distributions	(1.35)		(1.90)	(.72)	(.02)	-	-
Net asset value, end of period	$15.19		$15.90	$18.86	$17.33	$13.70	$10.88
Total Return(b):	4.14%		(6.04)%	13.30%	26.66%	25.92%	(2.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,736		$8,997	$13,049	$10,406	$8,856	$10,079
Average net assets (000)	$8,675		$11,632	$13,038	$9,405	$9,961	$15,538
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.80%	(d)	1.80%	1.77%	1.80%	1.83%	1.85%
Expenses before waivers and/or expense reimbursement	1.80%	(d)	1.80%	1.77%	1.80%	1.83%	1.85%
Net investment income (loss)	.08%	(d)	(.10)%	(.43)%	(.33)%	(.26)%	(.60)%
Portfolio turnover rate	37%	(e)	69%	47%	55%	40%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized
(e)	Not annualized

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.89		$18.86	$17.33	$13.70	$10.88	$11.17
Income (loss) from investment operations:
Net investment income (loss)	.01		(.02)	(.08)	(.05)	(.03)	(.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	.63		(1.05)	2.33	3.70	2.85	(.22)
Total from investment operations	.64		(1.07)	2.25	3.65	2.82	(.29)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	(.02)	-	-
Distributions from net realized gains	(1.33)		(1.90)	(.72)	-	-	-
Total dividends and distributions	(1.35)		(1.90)	(.72)	(.02)	-	-
Net asset value, end of period	$15.18		$15.89	$18.86	$17.33	$13.70	$10.88
Total Return(b):	4.14%		(6.10)%	13.30%	26.66%	25.92%	(2.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,326		$42,644	$48,927	$33,179	$26,667	$24,251
Average net assets (000)	$41,692		$49,176	$42,781	$28,668	$27,151	$29,339
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.80%	(d)	1.80%	1.77%	1.80%	1.83%	1.85%
Expenses before waivers and/or expense reimbursement	1.80%	(d)	1.80%	1.77%	1.80%	1.83%	1.85%
Net investment income (loss)	.08%	(d)	(.10)%	(.44)%	(.34)%	(.26)%	(.59)%
Portfolio turnover rate	37%	(e)	69%	47%	55%	40%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized
(e)	Not annualized

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended March 31, 2016		November 25, 2014(a) through September 30, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$19.09		$22.73
Income from investment operations:
Net investment income	.12		.18
Net realized and unrealized gain on investment transactions	.75		(1.82)
Total from investment operations	.87		(1.64)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.10)
Distributions from net realized gains	(1.33)		(1.90)
Total dividends and distributions	(1.55)		(2.00)
Net asset value, end of period	$18.41		$19.09
Total Return(c):	4.70%		(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,739		$16,611
Average net assets (000)	$16,644		$17,054
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.66%	(e)	.66% (e)
Expenses before waivers and/or expense reimbursement	.66%	(e)	.66% (e)
Net investment income	1.23%	(e)	1.01% (e)
Portfolio turnover rate	37%	(f)	69% (f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.76		$19.69	$17.99	$14.18	$11.21	$11.45
Income (loss) from investment operations:
Net investment income (loss)	.05		.07	.01	.03	.04	(.01)
Net realized and unrealized gain (loss) on investment transactions	.67		(1.10)	2.42	3.83	2.93	(.23)
Total from investment operations	.72		(1.03)	2.43	3.86	2.97	(.24)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		- (d)	(.01)	(.05)	-	-
Distributions from net realized gains	(1.33)		(1.90)	(.72)	-	-	-
Total dividends and distributions	(1.43)		(1.90)	(.73)	(.05)	-	-
Net asset value, end of period	$16.05		$16.76	$19.69	$17.99	$14.18	$11.21
Total Return(b):	4.43%		(5.59)%	13.81%	27.34%	26.49%	(2.10)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,351		$6,430	$8,188	$4,418	$3,056	$1,041
Average net assets (000)	$6,449		$7,693	$6,569	$3,599	$2,401	$1,104
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30%	(e)	1.30%	1.27%	1.30%	1.33%	1.35%
Expenses before waivers and/or expense reimbursement	1.55%	(e)	1.55%	1.52%	1.55%	1.58%	1.60%
Net investment income (loss)	.58%	(e)	.39%	.07%	.17%	.27%	(.09)%
Portfolio turnover rate	37%	(f)	69%	47%	55%	40%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Less than $.005 per share
(e)	Annualized
(f)	Not annualized

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.06		$22.12	$20.11	$15.83	$12.49	$12.69
Income (loss) from investment operations:
Net investment income	.10		.19	.12	.12	.11	.06
Net realized and unrealized gain (loss) on investment transactions	.77		(1.25)	2.70	4.28	3.27	(.26)
Total from investment operations	.87		(1.06)	2.82	4.40	3.38	(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.10)	(.09)	(.12)	(.04)	-
Distributions from net realized gains	(1.33)		(1.90)	(.72)	-	-	-
Total dividends and distributions	(1.52)		(2.00)	(.81)	(.12)	(.04)	-
Net asset value, end of period	$18.41		$19.06	$22.12	$20.11	$15.83	$12.49
Total Return(b):	4.69%		(5.10)%	14.38%	28.01%	27.14%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$121,294		$147,716	$194,498	$120,082	$94,646	$69,420
Average net assets (000)	$135,564		$177,458	$161,815	$104,364	$84,211	$76,050
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80%	(d)	.80%	.77%	.80%	.83%	.85%
Expenses before waivers and/or expense reimbursement	.80%	(d)	.80%	.77%	.80%	.83%	.85%
Net investment income	1.06%	(d)	.90%	.57%	.66%	.74%	.41%
Portfolio turnover rate	37%	(e)	69%	47%	55%	40%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized
(e)	Not annualized

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJOQX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E552	74437E644	74437E800

MF172E2    0291788-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Growth Fund

SEMIANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Growth Fund informative and useful. The report covers performance for the six-month period that ended March 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Growth Fund

May 16, 2016

Prudential Jennison Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	1.97	–0.93	73.92	100.52
Class B	1.63	–1.62	68.01	86.91
Class C	1.63	–1.62	67.94	87.17
Class R	1.84	–1.15	72.35	97.26
Class Z	2.13	–0.62	76.63	106.48
Russell 1000® Growth Index	8.11	2.52	79.23	121.63
S&P 500 Index	8.47	1.78	72.83	96.77
Lipper Large-Cap Growth Funds Average	4.45	–1.43	64.82	96.16

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–6.38	10.45	6.60
Class B		–6.16	10.80	6.45
Class C		–2.52	10.93	6.47
Class R		–1.15	11.50	7.03
Class Z		–0.62	12.05	7.52
Russell 1000 Growth Index		2.52	12.38	8.28
S&P 500 Index		1.78	11.56	7.00
Lipper Large-Cap Growth Funds Average		–1.43	10.45	6.89

Source: Prudential Investments LLC and Lipper Inc.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Growth Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/16 (excluding short-term investments)
Amazon.com, Inc., Internet & Catalog Retail	5.0%
Facebook, Inc. (Class A Stock), Internet Software & Services	4.7
Apple, Inc., Technology Hardware, Storage & Peripherals	4.5
Visa, Inc. (Class A Stock), IT Services	3.4
Alphabet, Inc. (Class C Stock), Internet Software & Services	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/16 (excluding short-term investments)
Internet Software & Services	14.7%
Software	10.1
Internet & Catalog Retail	9.2
Specialty Retail	7.7
IT Services	7.6

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period, and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Growth Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,019.70	1.03%	$5.20
	Hypothetical	$1,000.00	$1,019.85	1.03%	$5.20
Class B	Actual	$1,000.00	$1,016.30	1.73%	$8.72
	Hypothetical	$1,000.00	$1,016.35	1.73%	$8.72
Class C	Actual	$1,000.00	$1,016.30	1.73%	$8.72
	Hypothetical	$1,000.00	$1,016.35	1.73%	$8.72
Class R	Actual	$1,000.00	$1,018.40	1.23%	$6.21
	Hypothetical	$1,000.00	$1,018.85	1.23%	$6.21
Class Z	Actual	$1,000.00	$1,021.30	0.73%	$3.69
	Hypothetical	$1,000.00	$1,021.35	0.73%	$3.69

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at prudentialfunds.com

The Fund’s expense ratios for the six-month period ended March 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.03	1.03
B	1.73	1.73
C	1.73	1.73
R	1.48	1.23
Z	0.73	0.73

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Growth Fund	9

Portfolio of Investments (unaudited)

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Aerospace & Defense 1.5%
Boeing Co. (The)(a)	408,717	$51,882,536

Automobiles 1.3%
Tesla Motors, Inc.*(a)	187,205	43,014,093

Beverages 1.3%
Constellation Brands, Inc. (Class A Stock)	67,527	10,202,654
Monster Beverage Corp.*	269,426	35,936,040

		46,138,694

Biotechnology 6.3%
Alexion Pharmaceuticals, Inc.*(a)	346,592	48,252,538
Biogen, Inc.*	168,856	43,956,594
BioMarin Pharmaceutical, Inc.*	203,974	16,823,776
Celgene Corp.*(a)	678,989	67,960,009
Regeneron Pharmaceuticals, Inc.*(a)	113,768	41,006,538

		217,999,455

Capital Markets 0.5%
Morgan Stanley(a)	750,692	18,774,807

Chemicals 0.8%
Monsanto Co.	301,281	26,434,395

Communications Equipment 0.8%
Palo Alto Networks, Inc.*	171,626	27,999,066

Diversified Financial Services 1.2%
McGraw-Hill Financial, Inc.	399,179	39,510,737

Energy Equipment & Services 0.5%
Schlumberger Ltd.	231,961	17,107,124

Food & Staples Retailing 3.6%
Costco Wholesale Corp.	399,086	62,887,972
Kroger Co. (The)	1,591,054	60,857,815

		123,745,787

Health Care Equipment & Supplies 1.5%
Abbott Laboratories	1,254,920	52,493,304

See Notes to Financial Statements.

Prudential Jennison Growth Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 5.3%
Marriott International, Inc. (Class A Stock)(a)	890,596	$63,392,623
McDonald’s Corp.	399,970	50,268,230
Starbucks Corp.	1,131,512	67,551,266

		181,212,119

Industrial Conglomerates 0.5%
General Electric Co.	536,046	17,040,902

Internet & Catalog Retail 9.2%
Amazon.com, Inc.*	288,481	171,253,861
JD.com, Inc. (China), ADR*(a)	685,982	18,178,523
Netflix, Inc.*(a)	742,925	75,949,223
Priceline Group, Inc. (The)*	38,878	50,112,187

		315,493,794

Internet Software & Services 14.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	665,579	52,600,708
Alphabet, Inc. (Class A Stock)*	135,167	103,118,904
Alphabet, Inc. (Class C Stock)*	141,533	105,435,008
Facebook, Inc. (Class A Stock)*	1,427,596	162,888,704
Tencent Holdings Ltd. (China)	3,977,548	81,318,456

		505,361,780

IT Services 7.6%
FleetCor Technologies, Inc.*	268,410	39,925,988
MasterCard, Inc. (Class A Stock)	1,086,187	102,644,671
Visa, Inc. (Class A Stock)	1,534,489	117,357,719

		259,928,378

Life Sciences Tools & Services 1.3%
Illumina, Inc.*	271,386	43,994,384

Media 2.9%
Time Warner, Inc.	536,746	38,940,923
Walt Disney Co. (The)(a)	620,591	61,630,892

		100,571,815

Oil, Gas & Consumable Fuels 1.0%
Concho Resources, Inc.*(a)	356,875	36,058,650

Pharmaceuticals 6.3%
Allergan PLC*	172,136	46,137,612
Bristol-Myers Squibb Co.	1,136,051	72,570,938

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d)
Novo Nordisk A/S (Denmark), ADR	812,846	$44,048,125
Shire PLC (Ireland), ADR(a)	307,379	52,838,450

		215,595,125

Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	419,432	42,937,254

Semiconductors & Semiconductor Equipment 1.2%
NVIDIA Corp.(a)	224,489	7,998,543
NXP Semiconductors NV (Netherlands)*	428,646	34,750,331

		42,748,874

Software 10.1%
Adobe Systems, Inc.*	804,700	75,480,860
Atlassian Corp. PLC (United Kingdom) (Class A Stock)*(a)	49,828	1,253,174
Microsoft Corp.	1,431,729	79,074,393
Red Hat, Inc.*	729,251	54,336,492
salesforce.com, inc.*	982,884	72,566,326
Splunk, Inc.*(a)	573,623	28,067,373
Workday, Inc. (Class A Stock)*(a)	496,568	38,156,285

		348,934,903

Specialty Retail 7.7%
Home Depot, Inc. (The)	315,170	42,053,133
Industria de Diseno Textil SA (Spain)	2,349,233	78,745,549
L. Brands, Inc.	248,253	21,799,096
O’Reilly Automotive, Inc.*	254,758	69,717,074
TJX Cos., Inc. (The)(a)	678,474	53,158,438

		265,473,290

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	1,425,434	155,358,052

Textiles, Apparel & Luxury Goods 5.3%
Luxottica Group SpA (Italy)	525,536	28,950,719
NIKE, Inc. (Class B Stock)	1,615,798	99,323,103
Under Armour, Inc. (Class A Stock)*(a)	642,226	54,480,031

		182,753,853

TOTAL LONG-TERM INVESTMENTS (cost $2,112,203,073)		3,378,563,171

See Notes to Financial Statements.

Prudential Jennison Growth Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 13.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $450,894,602; includes $388,365,209 of cash collateral for securities on loan)(b)(c) (Note 3)	450,894,602	$450,894,602

TOTAL INVESTMENTS 111.2% (cost $2,563,097,675) (Note 5)		3,829,457,773
Liabilities in excess of other assets (11.2)%		(387,004,945)

NET ASSETS 100.0%		$3,442,452,828

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

OTC—Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $381,209,209; cash collateral of $388,365,209 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$51,882,536	$—	$—
Automobiles	43,014,093	—	—
Beverages	46,138,694	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Biotechnology	$217,999,455	$—	$—
Capital Markets	18,774,807	—	—
Chemicals	26,434,395	—	—
Communications Equipment	27,999,066	—	—
Diversified Financial Services	39,510,737	—	—
Energy Equipment & Services	17,107,124	—	—
Food & Staples Retailing	123,745,787	—	—
Health Care Equipment & Supplies	52,493,304	—	—
Hotels, Restaurants & Leisure	181,212,119	—	—
Industrial Conglomerates	17,040,902	—	—
Internet & Catalog Retail	315,493,794	—	—
Internet Software & Services	424,043,324	81,318,456	—
IT Services	259,928,378	—	—
Life Sciences Tools & Services	43,994,384	—	—
Media	100,571,815	—	—
Oil, Gas & Consumable Fuels	36,058,650	—	—
Pharmaceuticals	215,595,125	—	—
Real Estate Investment Trusts (REITs)	42,937,254	—	—
Semiconductors & Semiconductor Equipment	42,748,874	—	—
Software	348,934,903	—	—
Specialty Retail	186,727,741	78,745,549	—
Technology Hardware, Storage & Peripherals	155,358,052	—	—
Textiles, Apparel & Luxury Goods	153,803,134	28,950,719	—
Affiliated Mutual Fund	450,894,602	—	—

Total	$3,640,443,049	$189,014,724	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Internet Software & Services	14.7%
Affiliated Mutual Fund (including 11.3% of collateral for securities on loan)	13.1
Software	10.1
Internet & Catalog Retail	9.2
Specialty Retail	7.7
IT Services	7.6
Biotechnology	6.3
Pharmaceuticals	6.3
Textiles, Apparel & Luxury Goods	5.3
Hotels, Restaurants & Leisure	5.3
Technology Hardware, Storage & Peripherals	4.5
Food & Staples Retailing	3.6
Media	2.9
Health Care Equipment & Supplies	1.5
Aerospace & Defense	1.5
Beverages	1.3%
Life Sciences Tools & Services	1.3
Automobiles	1.3
Real Estate Investment Trusts (REITs)	1.2
Semiconductors & Semiconductor Equipment	1.2
Diversified Financial Services	1.2
Oil, Gas & Consumable Fuels	1.0
Communications Equipment	0.8
Chemicals	0.8
Capital Markets	0.5
Energy Equipment & Services	0.5
Industrial Conglomerates	0.5

111.2
Liabilities in excess of other assets	(11.2)

100.0%

See Notes to Financial Statements.

Prudential Jennison Growth Fund	15

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Investments at value, including securities on loan of $381,209,209:
Unaffiliated investments (cost $2,112,203,073)	$3,378,563,171
Affiliated investments (cost $450,894,602)	450,894,602
Receivable for Series shares sold	6,714,694
Receivable for investments sold	4,607,053
Dividend and Interest receivable	1,499,424
Tax reclaim receivable	190,222
Prepaid expenses	13,791

Total Assets	3,842,482,957

Liabilities
Payable to broker for collateral for securities on loan	388,365,209
Payable for Series shares reacquired	4,720,591
Payable for investments purchased	3,436,426
Management fee payable	1,624,563
Accrued expenses and other liabilities	834,075
Distribution fee payable	487,459
Affiliated transfer agent fee payable	308,218
Payable to custodian	251,417
Deferred directors’ fees	2,171

Total Liabilities	400,030,129

Net Assets	$3,442,452,828

Net assets were comprised of:
Common stock, at par	$120,828
Paid-in capital in excess of par	2,183,196,428

2,183,317,256
Accumulated net investment loss	(2,086,586)
Accumulated net realized loss on investment and foreign currency transactions	(5,133,823)
Net unrealized appreciation on investments and foreign currencies	1,266,355,981

Net assets, March 31, 2016	$3,442,452,828

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($1,067,367,367 ÷ 38,078,985 shares of common stock issued and outstanding)	$28.03
Maximum sales charge (5.50% of offering price)	1.63

Maximum offering price to public	$29.66

Class B
Net asset value, offering price and redemption price per share ($20,015,465 ÷ 857,657 shares of common stock issued and outstanding)	$23.34

Class C
Net asset value, offering price and redemption price per share ($116,374,377 ÷ 4,977,010 shares of common stock issued and outstanding)	$23.38

Class R
Net asset value, offering price and redemption price per share ($277,571,821 ÷ 11,083,843 shares of common stock issued and outstanding)	$25.04

Class Z
Net asset value, offering price and redemption price per share ($1,961,123,798 ÷ 65,830,206 shares of common stock issued and outstanding)	$29.79

See Notes to Financial Statements.

Prudential Jennison Growth Fund	17

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $262,948)	$12,303,263
Affiliated income from securities lending, net	806,751
Affiliated dividend income	106,634

Total income	13,216,648

Expenses
Management fee	9,760,265
Distribution fee—Class A	1,602,313
Distribution fee—Class B	107,924
Distribution fee—Class C	530,638
Distribution fee—Class R	1,010,179
Transfer agent’s fees and expenses (including affiliated expense of $745,400)	2,182,000
Custodian and accounting fees	222,000
Shareholders’ reports	80,000
Registration fees	50,000
Directors’ fees	31,000
Insurance expenses	20,000
Legal fees and expenses	19,000
Audit fee	11,000
Miscellaneous	11,264

Total expenses	15,637,583
Less: Distribution fee waiver—Class R	(336,736)

Net expenses	15,300,847

Net investment loss	(2,084,199)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	22,800,422
Foreign currency transactions	(4,505)

22,795,917

Net change in unrealized appreciation (depreciation) on:
Investments	38,780,383
Foreign currencies	14,729

38,795,112

Net gain on investment and foreign currency transactions	61,591,029

Net Increase In Net Assets Resulting From Operations	$59,506,830

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(2,084,199)	$(3,982,135)
Net realized gain on investment and foreign currency transactions	22,795,917	213,779,630
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,795,112	(70,515,494)

Net increase in net assets resulting from operations	59,506,830	139,282,001

Distributions from net realized gains (Note 1)
Class A	(73,078,272)	(53,790,565)
Class B	(1,827,195)	(1,529,817)
Class C	(8,263,487)	(4,685,609)
Class R	(20,608,511)	(2,843,467)
Class Z	(123,901,846)	(77,542,876)

	(227,679,311)	(140,392,334)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	586,679,675	702,187,016
Net asset value of shares issued in merger (Note 8)	—	305,704,769
Net asset value of shares issued in reinvestment of dividends and distributions	206,743,958	125,481,704
Cost of shares reacquired	(384,796,211)	(631,843,955)

Net increase in net assets from Series share transactions	408,627,422	501,529,534

Total increase	240,454,941	500,419,201

Net Assets:
Beginning of period	3,201,997,887	2,701,578,686

End of period	$3,442,452,828	$3,201,997,887

See Notes to Financial Statements.

Prudential Jennison Growth Fund	19

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of six series: Prudential Jennison Growth Fund (the “Series”), Prudential Jennison Equity Opportunity Fund and Prudential Balanced Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Effective June 5, 2015, the Target Large Capitalization Growth Portfolio of the Target Portfolio Trust, merged into the Series.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest

Prudential Jennison Growth Fund	21

Notes to Financial Statements (continued)

rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

22

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts,

Prudential Jennison Growth Fund	23

Notes to Financial Statements (continued)

the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Series invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

24

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Series’ average daily net assets up to $300 million, .575% of the average daily net assets on the next $2.7 billion and .55% of the average daily net assets in excess of $3 billion. The effective management fee rate was .57% of the Series’ average daily net assets for the six months ended March 31, 2016.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Prudential Jennison Growth Fund	25

Notes to Financial Statements (continued)

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through January 31, 2017.

PIMS has advised the Series that it has received $760,153 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2016, it received $11,204 and $6,764 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended March 31, 2016, PGIM, Inc. has been compensated approximately $80,790 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

26

The Series invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2016, were $644,275,960 and $432,789,335, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Tax Basis	$2,570,918,954

Appreciation	1,312,071,280
Depreciation	(53,532,461)

Net Unrealized Appreciation	$1,258,538,819

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Prudential Jennison Growth Fund	27

Notes to Financial Statements (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6.25 billion shares of common stock at $.001 par value per shares. There are 1.25 billion shares authorized for the Series equally divided into six classes, designated Class A, Class B, Class C, Class I, Class R and Class Z shares. The Series currently does not have any Class I shares outstanding. As of March 31, 2016, PI did not own any shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2016:
Shares sold	4,939,764	$143,840,647
Shares issued in reinvestment of dividends and distributions	2,261,377	67,728,237
Shares reacquired	(4,137,178)	(117,936,815)

Net increase (decrease) in shares outstanding before conversion	3,063,963	93,632,069
Shares issued upon conversion from other share class(es)	182,155	5,244,084
Shares reacquired upon conversion into other share class(es)	(104,313)	(3,010,762)

Net increase (decrease) in shares outstanding	3,141,805	$95,865,391

Year ended September 30, 2015:
Shares sold	4,932,493	$149,166,847
Shares issued in reinvestment of dividends and distributions	1,817,990	49,921,982
Shares reacquired	(7,456,107)	(224,528,218)

Net increase (decrease) in shares outstanding before conversion	(705,624)	(25,439,389)
Shares issued upon conversion from other share class(es)	266,665	8,067,340
Shares reacquired upon conversion into other share class(es)	(1,697,906)	(52,257,048)

Net increase (decrease) in shares outstanding	(2,136,865)	$(69,629,097)

28

Class B	Shares	Amount
Six months ended March 31, 2016:
Shares sold	108,626	$2,608,881
Shares issued in reinvestment of dividends and distributions	69,502	1,736,861
Shares reacquired	(73,094)	(1,753,052)

Net increase (decrease) in shares outstanding before conversion	105,034	2,592,690
Shares reacquired upon conversion into other share class(es)	(126,314)	(3,003,961)

Net increase (decrease) in shares outstanding	(21,280)	$(411,271)

Year ended September 30, 2015:
Shares sold	101,154	$2,643,670
Shares issued in reinvestment of dividends and distributions	62,721	1,465,783
Shares reacquired	(104,268)	(2,690,965)

Net increase (decrease) in shares outstanding before conversion	59,607	1,418,488
Shares reacquired upon conversion into other share class(es)	(220,897)	(5,687,865)

Net increase (decrease) in shares outstanding	(161,290)	$(4,269,377)

Class C
Six months ended March 31, 2016:
Shares sold	1,451,757	$35,499,898
Shares issued in reinvestment of dividends and distributions	284,466	7,123,026
Shares reacquired	(411,015)	(9,655,790)

Net increase (decrease) in shares outstanding before conversion	1,325,208	32,967,134
Shares reacquired upon conversion into other share class(es)	(25,741)	(618,176)

Net increase (decrease) in shares outstanding	1,299,467	$32,348,958

Year ended September 30, 2015:
Shares sold	975,678	$25,336,433
Shares issued in reinvestment of dividends and distributions	175,269	4,103,055
Shares reacquired	(417,938)	(10,762,358)

Net increase (decrease) in shares outstanding before conversion	733,009	18,677,130
Shares reacquired upon conversion into other share class(es)	(50,593)	(1,286,796)

Net increase (decrease) in shares outstanding	682,416	$17,390,334

Class R
Six months ended March 31, 2016:
Shares sold	1,810,790	$46,396,418
Shares issued in reinvestment of dividends and distributions	758,861	20,322,288
Shares reacquired	(1,359,290)	(35,217,524)

Net increase (decrease) in shares outstanding	1,210,361	$31,501,182

Year ended September 30, 2015:
Shares sold	1,393,234	$38,386,555
Shares issued in merger	7,774,375	218,304,459
Shares issued in reinvestment of dividends and distributions	105,654	2,619,164
Shares reacquired	(1,201,481)	(33,039,069)

Net increase (decrease) in shares outstanding	8,071,782	$226,271,109

Prudential Jennison Growth Fund	29

Notes to Financial Statements (continued)

Class Z	Shares	Amount
Six months ended March 31, 2016:
Shares sold	11,602,288	$358,333,831
Shares issued in reinvestment of dividends and distributions	3,453,885	109,833,546
Shares reacquired	(7,276,533)	(220,233,030)

Net increase (decrease) in shares outstanding before conversion	7,779,640	247,934,347
Shares issued upon conversion from other share class(es)	118,621	3,628,938
Shares reacquired upon conversion into other share class(es)	(72,451)	(2,240,123)

Net increase (decrease) in shares outstanding	7,825,810	$249,323,162

Year ended September 30, 2015:
Shares sold	15,212,263	$486,653,511
Shares issued in merger	2,656,544	87,400,310
Shares issued in reinvestment of dividends and distributions	2,325,569	67,371,720
Shares reacquired	(11,329,237)	(360,823,345)

Net increase (decrease) in shares outstanding before conversion	8,865,139	280,602,196
Shares issued upon conversion from other share class(es)	1,652,723	53,510,303
Shares reacquired upon conversion into other share class(es)	(73,651)	(2,345,934)

Net increase (decrease) in shares outstanding	10,444,211	$331,766,565

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Series portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2016.

Note 8. Reorganization

On May 13, 2015, shareholders of the Target Large Capitalization Growth Portfolio (the “merged portfolio”) approved the reorganization of the merged portfolio into the Prudential Jennison Growth Fund (“the Fund”). As a result of the reorganization, the assets and liabilities of the merged portfolio were exchanged for shares of the Fund and the shareholders of the merged portfolio are now shareholders of the Fund. The reorganization

30

took place on June 5, 2015. On such date, the merged portfolio had total investments cost and value of $207,032,292 and $305,952,153, respectively, representing the principal assets acquired by the acquiring fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 5, 2015:

Merged Portfolio		Acquiring Fund
Target Large Capitalization Growth Portfolio		Prudential Jennison Growth Fund
Class	Shares	Class	Shares	Value
R	10,958,839	R	7,774,375	$218,304,459
T	4,294,005	Z	2,656,544	87,400,310

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the merged portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target Large Capitalization Growth Portfolio			Prudential Jennison Growth Fund
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
R	$218,304,459	$42,634,938	R	$56,122,507
T	87,400,310	56,283,683	Z	1,771,837,015

Assuming the acquisition had been completed on October 1, 2014, the Fund’s results of operations for the year ended September 30, 2015 were as follows:

Net investment loss	$(4,132,016	)(a)
Net realized and unrealized gain on investments	172,470,351	(b)

	$168,338,335

(a)	$(3,982,135), as reported in the Statement of Operations, plus $(432,881) Net Investment Loss from the merged portfolio pre-merger, plus $283,000 of pro-forma eliminated expenses.
(b)	$143,264,136, as reported in the Statement of Operations, plus $29,206,215 Net Realized and Unrealized Gain (Loss) on Investments from the merged portfolio pre-merger.

Because both the merged portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Prudential Jennison Growth Fund	31

Notes to Financial Statements (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged portfolio that have been included in the Fund’s Statement of Operations since June 5, 2015.

Note 9. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$29.37		$29.31	$25.59	$21.16	$16.88	$16.20
Income (loss) from investment operations:
Net investment loss	(.04)		(.08)	(.08)	(.01)	(.04)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	.75		1.70	4.79	4.44	4.32	.73
Total from investment operations	.71		1.62	4.71	4.43	4.28	.68
Less Distributions:
Distributions from net realized gains	(2.05)		(1.56)	(.99)	-	-	-
Net asset value, end of period	$28.03		$29.37	$29.31	$25.59	$21.16	$16.88
Total Return(b):	1.97%		5.89%	18.72%	20.94%	25.36%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,067,367		$1,026,140	$1,086,552	$1,006,407	$904,802	$805,293
Average net assets (000)	$1,068,256		$1,079,867	$1,079,657	$933,021	$916,595	$904,612
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	(e)	1.05%	1.05%	1.06%	1.06%	1.08%
Expenses before waivers and/or expense reimbursement	1.03%	(e)	1.05%	1.05%	1.06%	1.06%	1.08%
Net investment loss	(.25)%	(e)	(.26)%	(.27)%	(.04)%	(.18)%	(.27)%
Portfolio turnover rate	13%	(f)	41%	38%	43%	44%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$24.85		$25.21	$22.29	$18.55	$14.90	$14.41
Income (loss) from investment operations:
Net investment loss	(.12)		(.25)	(.23)	(.14)	(.15)	(.16)
Net realized and unrealized gain on investment and foreign currency transactions	.66		1.45	4.14	3.88	3.80	.65
Total from investment operations	.54		1.20	3.91	3.74	3.65	.49
Less Distributions:
Distributions from net realized gains	(2.05)		(1.56)	(.99)	-	-	-
Net asset value, end of period	$23.34		$24.85	$25.21	$22.29	$18.55	$14.90
Total Return(b):	1.63%		5.14%	17.87%	20.16%	24.50%	3.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,015		$21,843	$26,222	$28,166	$30,110	$31,148
Average net assets (000)	$21,585		$25,070	$28,811	$28,518	$32,576	$41,009
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(e)	1.75%	1.75%	1.76%	1.76%	1.78%
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.75%	1.75%	1.76%	1.76%	1.78%
Net investment loss	(.95)%	(e)	(.96)%	(.97)%	(.72)%	(.88)%	(.97)%
Portfolio turnover rate	13%	(f)	41%	38%	43%	44%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$24.89		$25.25	$22.32	$18.58	$14.93	$14.43
Income (loss) from investment operations:
Net investment loss	(.11)		(.25)	(.24)	(.15)	(.15)	(.16)
Net realized and unrealized gain on investment and foreign currency transactions	.65		1.45	4.16	3.89	3.80	.66
Total from investment operations	.54		1.20	3.92	3.74	3.65	.50
Less Distributions:
Distributions from net realized gains	(2.05)		(1.56)	(.99)	-	-	-
Net asset value, end of period	$23.38		$24.89	$25.25	$22.32	$18.58	$14.93
Total Return(b):	1.63%		5.13%	17.89%	20.13%	24.45%	3.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116,374		$91,552	$75,620	$64,213	$58,437	$46,623
Average net assets (000)	$106,117		$83,892	$71,867	$59,245	$55,226	$63,040
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(e)	1.75%	1.75%	1.76%	1.76%	1.78%
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.75%	1.75%	1.76%	1.76%	1.78%
Net investment loss	(.94)%	(e)	(.96)%	(.97)%	(.74)%	(.88)%	(.98)%
Portfolio turnover rate	13%	(f)	41%	38%	43%	44%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$26.47		$26.62	$23.37	$19.36	$15.47	$14.87
Income (loss) from investment operations:
Net investment loss	(.06)		(.16)	(.12)	(.05)	(.07)	(.08)
Net realized and unrealized gain on investment and foreign currency transactions	.68		1.57	4.36	4.06	3.96	.68
Total from investment operations	.62		1.41	4.24	4.01	3.89	.60
Less Distributions:
Distributions from net realized gains	(2.05)		(1.56)	(.99)	-	-	-
Net asset value, end of period	$25.04		$26.47	$26.62	$23.37	$19.36	$15.47
Total Return(b):	1.84%		5.68%	18.48%	20.71%	25.15%	4.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$277,572		$261,304	$47,957	$37,198	$34,287	$23,811
Average net assets (000)	$269,388		$122,239	$43,736	$38,280	$27,346	$17,091
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	(e)	1.25%	1.25%	1.26%	1.26%	1.28%
Expenses before waivers and/or expense reimbursement	1.48%	(e)	1.50%	1.50%	1.51%	1.51%	1.53%
Net investment loss	(.45)%	(e)	(.57)%	(.48)%	(.25)%	(.38)%	(.45)%
Portfolio turnover rate	13%	(f)	41%	38%	43%	44%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.05		$30.81	$26.78	$22.07	$17.56	$16.80
Income (loss) from investment operations:
Net investment income	.01		.01	.01	.06	.02	-	(d)
Net realized and unrealized gain on investment and foreign currency transactions	.78		1.79	5.01	4.65	4.49	.76
Total from investment operations	.79		1.80	5.02	4.71	4.51	.76
Less Dividends and Distributions:
Dividends from net investment income	-		-	- (d)	-	-	-
Distributions from net realized gains	(2.05)		(1.56)	(.99)	-	-	-
Total dividends and distributions	(2.05)		(1.56)	(.99)	-	-	-
Net asset value, end of period	$29.79		$31.05	$30.81	$26.78	$22.07	$17.56
Total Return(b):	2.13%		6.20%	19.07%	21.34%	25.68%	4.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,961,124		$1,801,158	$1,465,227	$1,241,434	$984,242	$804,085
Average net assets (000)	$1,933,839		$1,701,486	$1,398,654	$1,077,941	$1,103,837	$870,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.73%	(e)	.75%	.75%	.76%	.76%	.78%
Expenses before waivers and/or expense reimbursement	.73%	(e)	.75%	.75%	.76%	.76%	.78%
Net investment income	.05%	(e)	.03%	.03%	.25%	.12%	.03%
Portfolio turnover rate	13%	(f)	41%	38%	43%	44%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    0291790-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Asset Allocation Funds

SEMIANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Balanced / Allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM) a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Prudential Asset Allocation Funds

Prudential Asset Allocation Funds	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential

Asset Allocation Funds informative and useful. The report covers performance for the six-month period that ended March 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Funds

May 16, 2016

Prudential Asset Allocation Funds	5

Conservative Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.29	–2.52	21.28	55.57	—
Class B	1.90	–3.27	16.80	44.40	—
Class C	1.82	–3.27	16.80	44.26	—
Class R	2.15	–2.76	19.69	N/A	43.74 (1/12/07)
Class Z	2.42	–2.26	22.80	59.59	—
Conservative Customized Blend Index	3.69	0.14	26.75	59.80	—
Russell 1000® Index	7.75	0.50	71.18	97.78	—
S&P 500 Index	8.47	1.78	72.83	96.77	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average	2.55	–1.73	21.38	48.85	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–7.88	2.76	3.93	—
Class B		–7.81	2.98	3.74	—
Class C		–4.18	3.15	3.73	—
Class R		–2.76	3.66	N/A	4.01 (1/12/07)
Class Z		–2.26	4.19	4.79	—
Conservative Customized Blend Index		0.14	4.86	4.80	—
Russell 1000 Index		0.50	11.35	7.06	—
S&P 500 Index		1.78	11.56	7.00	—
Lipper Mixed-Asset Target Allocation Conservative Funds Average		–1.73	3.91	4.00	—

6	Visit our website at prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Conservative Customized Blend Index—The Conservative Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (25.5%), the MSCI AC Wrld Ex US ND IX (10%), the Barclays US Aggregate Bond Index (29%), the Barclays 1-3 Year Government/Credit Index (29%), the Standard & Poor’s (S&P) Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (1.5%). The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 48.24%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 4.35%.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index an index that represents approximately 98% of the US market. The cumulative total return for the Index measured from the month-end closest to inception date for Class R shares through 3/31/16 is 78.99%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 6.50%.

Prudential Asset Allocation Funds	7

Conservative Allocation Fund

Your Fund’s Performance (continued)

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 77.10%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 6.37%.

Lipper Mixed-Asset Target Allocation Conservative Funds Average—The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category for the periods noted. Funds in the Lipper Average maintain a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents. The cumulative total return for the Lipper Average measured from the month-end closest to inception date for Class R shares through 3/31/16 is 40.52%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 3.68%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date of Class R shares, and not from the class’s actual inception date.

8	Visit our website at prudentialfunds.com

Conservative Customized Blend

Performance Target

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2016, and their weightings in the Conservative Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI AC Wrld Ex US ND IX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

The Standard & Poor’s (S&P) Developed Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

Prudential Asset Allocation Funds	9

Moderate Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.89	–4.11	26.93	55.18	—
Class B	2.55	–4.81	22.19	43.91	—
Class C	2.55	–4.81	22.29	43.81	—
Class R	2.78	–4.51	24.97	N/A	41.20 (1/12/07)
Class Z	3.09	–3.85	28.50	58.92	—
Moderate Customized Blend Index	4.91	–0.76	36.72	68.02	—
Russell 1000 Index	7.75	0.50	71.18	97.78	—
S&P 500 Index	8.47	1.78	72.83	96.77	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*	3.47	–2.70	28.74	55.91	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	3.73	–3.09	34.37	59.96	—

10	Visit our website at prudentialfunds.com

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–9.39	3.70	3.90	—
Class B	–9.24	3.92	3.71	—
Class C	–5.70	4.11	3.70	—
Class R	–4.51	4.56	N/A	3.81 (1/12/07)
Class Z	–3.85	5.14	4.74	—
Moderate Customized Blend Index	–0.76	6.46	5.33	—
Russell 1000 Index	0.50	11.35	7.06	—
S&P 500 Index	1.78	11.56	7.00	—
Lipper Mixed-Asset Target Allocation Moderate Funds Average*	–2.70	5.11	4.49	—
Lipper Mixed-Asset Target Allocation Growth Funds Average	–3.09	6.02	4.73	—

*The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Allocation Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Asset Allocation Funds	11

Moderate Allocation Fund

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Moderate Customized Blend Index—The Moderate Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (45%), the MSCI AC Wrld Ex US ND IX (15%), the Barclays US Aggregate Bond Index (19%), the Barclays 1-3 Year Government/Credit Index (14%), the S&P Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (2%). The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 53.51%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 4.74%.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index an index that represents approximately 98% of US market. The cumulative total return for the Index measured from the month-end closest to inception date for Class R shares through 3/31/16 is 78.99%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 6.50%.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 77.10%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 6.37%.

12	Visit our website at prudentialfunds.com

Lipper Mixed-Asset Target Allocation Moderate Funds Average—The Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 44.87%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 4.04%.

Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 48.36%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 4.28%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the inception date of Class R shares, and not from the class’s actual inception date.

Prudential Asset Allocation Funds	13

Moderate Customized Blend

Performance Target

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2016, and their weightings in the Moderate Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI AC Wrld Ex US ND IX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

The Standard & Poor’s (S&P) Developed Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

14	Visit our website at prudentialfunds.com

Growth Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.38	–5.88	30.43	48.14	—
Class B	2.96	–6.60	25.53	37.52	—
Class C	3.03	–6.59	25.60	37.59	—
Class R	3.26	–6.12	28.77	N/A	34.14 (1/12/07)
Class Z	3.49	–5.69	31.98	51.83	—
Growth Customized Blend Index	5.86	–2.14	43.63	70.32	—
Russell 1000 Index	7.75	0.50	71.18	97.78	—
S&P 500 Index	8.47	1.78	72.83	96.77	—
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average	3.73	–4.77	34.48	47.23	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–11.06	4.27	3.42	—
Class B		–10.84	4.49	3.24	—
Class C		–7.44	4.66	3.24	—
Class R		–6.12	5.19	N/A	3.24 (1/12/07)
Class Z		–5.69	5.71	4.26	—
Growth Customized Blend Index		–2.14	7.51	5.47	—
Russell 1000 Index		0.50	11.35	7.06	—
S&P 500 Index		1.78	11.56	7.00	—
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average		–4.77	6.08	3.91	—

Prudential Asset Allocation Funds	15

Growth Allocation Fund

Your Fund’s Performance (continued)

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Growth Customized Blend Index—The Growth Customized Blend is a model portfolio consisting of the Russell 3000 Index (60.5%), the MSCI AC Wrld Ex US ND 1X (24%), the Barclays US Aggregate Bond Index (8%), the S&P Developed Property Net Index (5%) and the Citigroup 3-Month T-Bill (2.5%). The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 53.00%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 4.70%.

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 78.99%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 6.50%.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United

16	Visit our website at prudentialfunds.com

States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 77.10%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 6.37%.

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average—The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds category for the periods noted. Funds in the Lipper Average are funds of funds that, by portfolio practice, maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash, and cash equivalents. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 36.37%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 3/31/16 is 3.37%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for Class R shares, and not from the class’s actual inception date.

Prudential Asset Allocation Funds	17

Growth Customized Blend

Performance Target

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2016, and their weightings in the Growth Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI AC Wrld Ex US ND IX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

The Standard & Poor’s (S&P) Developed Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets.

18	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period, and held through the six-month period ended March 31, 2016. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were

Prudential Asset Allocation Funds	19

Fees and Expenses (continued)

charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,022.90	1.49%	$7.54
	Hypothetical	$1,000.00	$1,017.55	1.49%	$7.52
Class B	Actual	$1,000.00	$1,019.00	2.24%	$11.31
	Hypothetical	$1,000.00	$1,013.80	2.24%	$11.28
Class C	Actual	$1,000.00	$1,018.20	2.24%	$11.30
	Hypothetical	$1,000.00	$1,013.80	2.24%	$11.28
Class R	Actual	$1,000.00	$1,021.50	1.74%	$8.79
	Hypothetical	$1,000.00	$1,016.30	1.74%	$8.77
Class Z	Actual	$1,000.00	$1,024.20	1.24%	$6.28
	Hypothetical	$1,000.00	$1,018.80	1.24%	$6.26

20	Visit our website at prudentialfunds.com

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,028.90	1.57%	$7.96
	Hypothetical	$1,000.00	$1,017.15	1.57%	$7.92
Class B	Actual	$1,000.00	$1,025.50	2.32%	$11.75
	Hypothetical	$1,000.00	$1,013.40	2.32%	$11.68
Class C	Actual	$1,000.00	$1,025.50	2.32%	$11.75
	Hypothetical	$1,000.00	$1,013.40	2.32%	$11.68
Class R	Actual	$1,000.00	$1,027.80	1.82%	$9.23
	Hypothetical	$1,000.00	$1,015.90	1.82%	$9.17
Class Z	Actual	$1,000.00	$1,030.90	1.32%	$6.70
	Hypothetical	$1,000.00	$1,018.40	1.32%	$6.66

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,033.80	1.70%	$8.64
	Hypothetical	$1,000.00	$1,016.50	1.70%	$8.57
Class B	Actual	$1,000.00	$1,029.60	2.45%	$12.43
	Hypothetical	$1,000.00	$1,012.75	2.45%	$12.33
Class C	Actual	$1,000.00	$1,030.30	2.45%	$12.44
	Hypothetical	$1,000.00	$1,012.75	2.45%	$12.33
Class R	Actual	$1,000.00	$1,032.60	1.95%	$9.91
	Hypothetical	$1,000.00	$1,015.25	1.95%	$9.82
Class Z	Actual	$1,000.00	$1,034.90	1.45%	$7.38
	Hypothetical	$1,000.00	$1,017.75	1.45%	$7.31

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Asset Allocation Funds	21

Fees and Expenses (continued)

Each Fund’s expense ratios for the six-month period ended March 31, 2016, are as follows:

Conservative Allocation Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.54	1.49
B	2.24	2.24
C	2.24	2.24
R	1.99	1.74
Z	1.24	1.24

Moderate Allocation Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.62	1.57
B	2.32	2.32
C	2.32	2.32
R	2.07	1.82
Z	1.32	1.32

Growth Allocation Fund

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.93	1.70
B	2.63	2.45
C	2.63	2.45
R	2.31	1.95
Z	1.63	1.45

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. These expenses include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

22	Visit our website at prudentialfunds.com

Prudential Conservative Allocation Fund

Portfolio of Investments (unaudited)

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.8%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	610,847	$5,699,199
Prudential Global Real Estate Fund (Class Q)	291,299	7,145,573
Prudential Government Income Fund (Class Z)	1,039,641	10,115,708
Prudential High Yield Fund (Class Q)	560,914	2,877,491
Prudential Jennison 20/20 Focus Fund (Class Q)	95,185	1,442,998
Prudential Jennison Equity Opportunity Fund (Class Q)	156,180	2,875,271
Prudential Jennison Growth Fund (Class Z)*	119,906	3,571,995
Prudential Jennison International Opportunities Fund (Class Q)*	458,757	5,706,940
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	59,867	2,149,230
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	661	20,627
Prudential Jennison Small Company Fund, Inc. (Class Q)	176,540	3,936,850
Prudential Jennison Value Fund (Class Q)	84,546	1,435,584
Prudential QMA International Equity Fund (Class Z)	1,372,073	8,561,734
Prudential QMA Large-Cap Core Equity Fund (Class Z)	353,759	5,426,662
Prudential QMA Long-Short Equity Fund (Class Z)*	377,353	4,305,603
Prudential QMA Mid-Cap Value Fund (Class Q)	190,906	3,560,393
Prudential QMA Small-Cap Value Fund (Class Q)	106,924	1,796,327
Prudential QMA Strategic Value Fund (Class Z)	639,634	7,829,114
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,879,483	37,204,242
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	64,321	717,175
Prudential Total Return Bond Fund (Class Q)	1,721,369	24,684,438

TOTAL LONG-TERM INVESTMENTS (cost $129,164,814)		141,063,154

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,498,699)(Note 3)	1,498,699	1,498,699

TOTAL INVESTMENTS(a) 99.9% (cost $130,663,513)(Note 5)		142,561,853
Other assets in excess of liabilities 0.1%		152,488

NET ASSETS 100.0%		$142,714,341

The following abbreviation is used in the semiannual report:

OTC—Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	23

Prudential Conservative Allocation Fund

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$142,561,853	$—	$—

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2016 were as follows:

Multi-Sector Debt	47.4%
International	10.0
U.S. Government Debt	7.1
Large-Cap Value	6.5
Large/Mid-Cap Growth	6.0
Global Real Estate	5.0
Large-Cap Core	4.8
Small/Mid-Cap Value	3.7
Long-Short Cap	3.0
Small-Cap Core	2.8%
High Yield	2.0
Short-Term Debt	0.5

98.8
Short-Term Investment	1.1
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

24

Prudential Moderate Allocation Fund

Portfolio of Investments (unaudited)

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	356,633	$3,327,383
Prudential Global Real Estate Fund (Class Q)	340,613	8,355,248
Prudential Government Income Fund (Class Z)	512,848	4,990,009
Prudential High Yield Fund (Class Q)	329,156	1,688,568
Prudential Jennison 20/20 Focus Fund (Class Q)	220,891	3,348,703
Prudential Jennison Equity Opportunity Fund (Class Q)	364,032	6,701,832
Prudential Jennison Growth Fund (Class Z)*	167,755	4,997,412
Prudential Jennison International Opportunities Fund (Class Q)*	802,563	9,983,880
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	139,479	5,007,295
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	1,366	42,590
Prudential Jennison Small Company Fund, Inc. (Class Q)	318,144	7,094,605
Prudential Jennison Value Fund (Class Q)	294,166	4,994,943
Prudential QMA International Equity Fund (Class Z)	2,397,900	14,962,896
Prudential QMA Large-Cap Core Equity Fund (Class Z)	1,062,654	16,301,119
Prudential QMA Long-Short Equity Fund (Class Z)*	583,498	6,657,717
Prudential QMA Mid-Cap Value Fund (Class Q)	312,061	5,819,932
Prudential QMA Small-Cap Value Fund (Class Q)	124,884	2,098,055
Prudential QMA Strategic Value Fund (Class Z)	1,220,564	14,939,702
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,254,751	21,623,061
Prudential Total Return Bond Fund (Class Q)	1,509,063	21,639,968

TOTAL LONG-TERM INVESTMENTS (cost $141,936,216)		164,574,918

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,677,237)(Note 3)	1,677,237	1,677,237

TOTAL INVESTMENTS(a) 100.1% (cost $143,613,453)(Note 5)		166,252,155
Liabilities in excess of other assets (0.1)%		(186,274)

NET ASSETS 100.0%		$166,065,881

The following abbreviation is used in the semiannual report:

OTC—Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	25

Prudential Moderate Allocation Fund

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$166,252,155	$—	$—

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Multi-Sector Debt	28.0%
International	15.0
Large-Cap Value	12.0
Large-Cap Core	11.8
Large/Mid-Cap Growth	10.1
Global Real Estate	5.1
Small/Mid-Cap Value	4.8
Small-Cap Core	4.3
Long-Short Cap	4.0%
U.S. Government Debt	3.0
High Yield	1.0

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

26

Prudential Growth Allocation Fund

Portfolio of Investments (unaudited)

as of March 31, 2016

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	48,511	$452,611
Prudential Global Real Estate Fund (Class Q)	184,389	4,523,067
Prudential High Yield Fund (Class Q)	89,266	457,934
Prudential Jennison 20/20 Focus Fund (Class Q)	179,465	2,720,687
Prudential Jennison Equity Opportunity Fund (Class Q)	345,599	6,362,486
Prudential Jennison Growth Fund (Class Z)*	136,758	4,074,007
Prudential Jennison International Opportunities Fund (Class Q)*	690,588	8,590,908
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	69,691	2,501,891
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	1,615	50,384
Prudential Jennison Small Company Fund, Inc. (Class Q)	254,470	5,674,681
Prudential Jennison Value Fund (Class Q)	173,732	2,949,967
Prudential QMA International Equity Fund (Class Z)	2,100,631	13,107,938
Prudential QMA Large-Cap Core Equity Fund (Class Z)	680,770	10,443,008
Prudential QMA Long-Short Equity Fund (Class Z)*	395,322	4,510,621
Prudential QMA Mid-Cap Value Fund (Class Q)	205,872	3,839,508
Prudential QMA Small-Cap Value Fund (Class Q)	148,688	2,497,957
Prudential QMA Strategic Value Fund (Class Z)	921,336	11,277,150
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	28,640	274,654
Prudential Total Return Bond Fund (Class Q)	359,678	5,157,783

TOTAL LONG-TERM INVESTMENTS (cost $76,246,854)		89,467,242

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $998,084)(Note 3)	998,084	998,084

TOTAL INVESTMENTS(a) 100.3% (cost $77,244,938)(Note 5)		90,465,326
Liabilities in excess of other assets (0.3)%		(242,369)

NET ASSETS 100.0%		$90,222,957

The following abbreviation is used in the semiannual report:

OTC—Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	27

Prudential Growth Allocation Fund

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$90,465,326	$—	$—

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

International	24.0%
Large-Cap Value	15.8
Large-Cap Core	14.6
Large/Mid-Cap Growth	14.3
Small/Mid-Cap Value	7.1
Multi-Sector Debt	6.5
Small-Cap Core	6.3
Global Real Estate	5.0
Long-Short Cap	5.0%
High Yield	0.5
Natural Resources	0.1

99.2
Short-Term Investment	1.1
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

28

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	March 31, 2016

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Affiliated investments (cost $130,663,513)	$142,561,853
Receivable for Fund shares sold	495,345
Dividends receivable	188,876
Prepaid expenses	273

Total assets	143,246,347

Liabilities
Payable for investments purchased	194,171
Payable for Fund shares reacquired	168,992
Accrued expenses	69,321
Distribution fee payable	63,349
Management fee payable	24,340
Affiliated transfer agent fee payable	11,807
Loan interest payable	26

Total liabilities	532,006

Net Assets	$142,714,341

Net assets were comprised of:
Common stock, at par	$11,932
Paid-in capital in excess of par	130,474,036

130,485,968
Undistributed net investment income	13,302
Accumulated net realized gain on investment transactions	316,731
Net unrealized appreciation on investments	11,898,340

Net assets, March 31, 2016	$142,714,341

See Notes to Financial Statements.

30

Prudential Conservative Allocation Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2016

Class A
Net asset value and redemption price per share
($83,862,676 ÷ 7,000,680 shares of common stock issued and outstanding)	$11.98
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.68

Class B
Net asset value, offering price and redemption price per share
($22,425,258 ÷ 1,881,368 shares of common stock issued and outstanding)	$11.92

Class C
Net asset value, offering price and redemption price per share
($30,252,481 ÷ 2,536,905 shares of common stock issued and outstanding)	$11.92

Class R
Net asset value, offering price and redemption price per share
($99,161 ÷ 8,250 shares of common stock issued and outstanding)	$12.02

Class Z
Net asset value, offering price and redemption price per share
($6,074,765 ÷ 504,734 shares of common stock issued and outstanding)	$12.04

See Notes to Financial Statements.

Prudential Asset Allocation Funds	31

Prudential Moderate Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Affiliated investments (cost $143,613,453)	$166,252,155
Dividends receivable	122,789
Receivable for Fund shares sold	107,775
Prepaid expenses	273

Total assets	166,482,992

Liabilities
Payable for investments purchased	125,447
Payable for Fund shares reacquired	101,330
Distribution fee payable	73,942
Accrued expenses	67,861
Management fee payable	27,752
Affiliated transfer agent fee payable	20,779

Total liabilities	417,111

Net Assets	$166,065,881

Net assets were comprised of:
Common stock, at par	$12,532
Paid-in capital in excess of par	142,298,541

142,311,073
Distributions in excess of net investment income	(350,900)
Accumulated net realized gain on investment transactions	1,467,006
Net unrealized appreciation on investments	22,638,702

Net assets, March 31, 2016	$166,065,881

See Notes to Financial Statements.

32

Prudential Moderate Allocation Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2016

Class A
Net asset value and redemption price per share ($101,454,986 ÷ 7,638,319 shares of common stock issued and outstanding)	$13.28
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$14.05

Class B
Net asset value, offering price and redemption price per share ($31,776,208 ÷ 2,407,015 shares of common stock issued and outstanding)	$13.20

Class C
Net asset value, offering price and redemption price per share ($29,613,106 ÷ 2,243,893 shares of common stock issued and outstanding)	$13.20

Class R
Net asset value, offering price and redemption price per share ($3,865 ÷ 292.6 shares of common stock issued and outstanding)	$13.21

Class Z
Net asset value, offering price and redemption price per share ($3,217,716 ÷ 242,147 shares of common stock issued and outstanding)	$13.29

See Notes to Financial Statements.

Prudential Asset Allocation Funds	33

Prudential Growth Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Affiliated investments (cost $77,244,938)	$90,465,326
Receivable for Fund shares sold	65,680
Dividends receivable	16,767
Prepaid expenses	273

Total assets	90,548,046

Liabilities
Payable for Fund shares reacquired	164,960
Accrued expenses	87,521
Distribution fee payable	36,018
Affiliated transfer agent fee payable	18,921
Payable for investments purchased	16,524
Management fee payable	1,145

Total liabilities	325,089

Net Assets	$90,222,957

Net assets were comprised of:
Common stock, at par	$6,046
Paid-in capital in excess of par	75,770,251

75,776,297
Distributions in excess of net investment income	(219,760)
Accumulated net realized gain on investment transactions	1,446,032
Net unrealized appreciation on investments	13,220,388

Net assets, March 31, 2016	$90,222,957

See Notes to Financial Statements.

34

Prudential Growth Allocation Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of March 31, 2016

Class A
Net asset value and redemption price per share
($60,754,731 ÷ 4,023,833 shares of common stock issued and outstanding)	$15.10
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$15.98

Class B
Net asset value, offering price and redemption price per share
($15,804,797 ÷ 1,088,170 shares of common stock issued and outstanding)	$14.52

Class C
Net asset value, offering price and redemption price per share
($11,916,601 ÷ 819,534 shares of common stock issued and outstanding)	$14.54

Class R
Net asset value, offering price and redemption price per share
($3,241 ÷ 216.3 shares of common stock issued and outstanding)	$14.98

Class Z
Net asset value, offering price and redemption price per share
($1,743,587 ÷ 114,208 shares of common stock issued and outstanding)	$15.27

See Notes to Financial Statements.

Prudential Asset Allocation Funds	35

Prudential Conservative Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Affiliated dividend income	$1,752,310

Expenses
Management fee	144,021
Distribution fee—Class A	119,882
Distribution fee—Class B	134,692
Distribution fee—Class C	154,078
Distribution fee—Class R	365
Transfer agent’s fees and expenses (including affiliated expense of $25,200)	81,000
Registration fees	38,000
Custodian and accounting fees	36,000
Shareholders’ reports	15,000
Audit fee	12,000
Legal fees and expenses	10,000
Directors’ fees	7,000
Loan interest expense	59
Miscellaneous	4,706

Total expenses	756,803
Less: Distribution fee waiver—Class A	(19,980)
Distribution fee waiver—Class R	(122)

Net expenses	736,701

Net investment income	1,015,609

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(1,520,866)
Net capital gain distributions received	3,131,547

1,610,681

Net change in unrealized appreciation (depreciation) on investments	343,057

Net gain on investment transactions	1,953,738

Net Increase In Net Assets Resulting From Operations	$2,969,347

See Notes to Financial Statements.

36

Prudential Moderate Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Affiliated dividend income	$1,875,713

Expenses
Management fee	167,248
Distribution fee—Class A	146,353
Distribution fee—Class B	178,448
Distribution fee—Class C	151,775
Distribution fee—Class R	14
Transfer agent’s fees and expenses (including affiliated expense of $43,700)	125,000
Custodian and accounting fees	35,000
Registration fees	32,000
Audit fee	11,000
Shareholders’ reports	10,000
Legal fees and expenses	8,000
Directors’ fees	7,000
Miscellaneous	6,655

Total expenses	878,493
Less: Distribution fee waiver—Class A	(24,394)
Distribution fee waiver—Class R	(5)

Net expenses	854,094

Net investment income	1,021,619

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(2,317,197)
Net capital gain distributions received	6,163,164

3,845,967

Net change in unrealized appreciation (depreciation) on investments	(295,672)

Net gain on investment transactions	3,550,295

Net Increase In Net Assets Resulting From Operations	$4,571,914

See Notes to Financial Statements.

Prudential Asset Allocation Funds	37

Prudential Growth Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Affiliated dividend income	$927,909

Expenses
Management fee	89,906
Distribution fee—Class A	87,905
Distribution fee—Class B	87,844
Distribution fee—Class C	59,620
Distribution fee—Class R	12
Transfer agent’s fees and expenses (including affiliated expense of $38,800)	100,000
Custodian and accounting fees	35,000
Registration fees	35,000
Shareholders’ reports	13,000
Audit fee	12,000
Legal fees and expenses	9,000
Directors’ fees	7,000
Miscellaneous	3,348

Total expenses	539,635
Less: Expense subsidy	(80,815)
Distribution fee waiver—Class A	(14,651)
Distribution fee waiver—Class R	(4)

Net expenses	444,165

Net investment income	483,744

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(1,078,894)
Net capital gain distributions received	4,583,473

3,504,579

Net change in unrealized appreciation (depreciation) on investments	(1,127,971)

Net gain on investment transactions	2,376,608

Net Increase In Net Assets Resulting From Operations	$2,860,352

See Notes to Financial Statements.

38

Prudential Conservative Allocation Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,015,609	$2,291,646
Net realized gain (loss) on investment transactions	(1,520,866)	4,423,804
Net capital gain distributions received	3,131,547	3,392,498
Net change in unrealized appreciation (depreciation) on investments	343,057	(12,519,977)

Net increase (decrease) in net assets resulting from operations	2,969,347	(2,412,029)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(998,555)	(1,651,224)
Class B	(242,115)	(564,075)
Class C	(279,805)	(437,292)
Class R	(1,130)	(1,918)
Class Z	(89,951)	(145,244)

	(1,611,556)	(2,799,753)

Distributions from net realized gains and capital gain distributions received
Class A	(3,963,183)	(1,945,817)
Class B	(1,326,261)	(1,038,222)
Class C	(1,556,854)	(778,453)
Class R	(4,783)	(2,553)
Class Z	(320,891)	(149,793)

	(7,171,972)	(3,914,838)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	21,263,223	30,497,463
Net asset value of shares issued in reinvestment of dividends and distributions	8,115,302	6,107,088
Cost of shares reacquired	(21,843,775)	(34,030,440)

Net increase in net assets from Fund share transactions	7,534,750	2,574,111

Total increase (decrease)	1,720,569	(6,552,509)

Net Assets:
Beginning of period	140,993,772	147,546,281

End of period(a)	$142,714,341	$140,993,772

(a) Includes undistributed net investment income of:	$13,302	$609,249

See Notes to Financial Statements.

Prudential Asset Allocation Funds	39

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,021,619	$1,568,170
Net realized gain (loss) on investment transactions	(2,317,197)	5,501,833
Net capital gain distributions received	6,163,164	7,008,157
Net change in unrealized appreciation (depreciation) on investments	(295,672)	(19,401,378)

Net increase (decrease) in net assets resulting from operations	4,571,914	(5,323,218)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,482,352)	(1,922,706)
Class B	(258,894)	(650,555)
Class C	(227,324)	(387,403)
Class R	(47)	(3,242)
Class Z	(65,766)	(77,547)

	(2,034,383)	(3,041,453)

Distributions from net realized gains and capital gain distributions received
Class A	(6,166,331)	(3,284,805)
Class B	(2,224,171)	(1,752,393)
Class C	(1,952,947)	(1,043,543)
Class R	(239)	(6,312)
Class Z	(233,128)	(117,938)

	(10,576,816)	(6,204,991)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,497,720	21,958,284
Net asset value of shares issued in reinvestment of dividends and distributions	12,128,697	8,867,760
Cost of shares reacquired	(14,927,783)	(27,236,871)

Net increase in net assets from Fund share transactions	4,698,634	3,589,173

Total decrease	(3,340,651)	(10,980,489)

Net Assets:
Beginning of period	169,406,532	180,387,021

End of period(a)	$166,065,881	$169,406,532

(a) Includes undistributed net investment income of:	$—	$661,864

See Notes to Financial Statements.

40

Prudential Growth Allocation Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$483,744	$222,263
Net realized gain (loss) on investment transactions	(1,078,894)	4,344,527
Net capital gain distributions received	4,583,473	5,161,699
Net change in unrealized appreciation (depreciation) on investments	(1,127,971)	(14,221,630)

Net increase (decrease) in net assets resulting from operations	2,860,352	(4,493,141)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(599,248)	(1,168,713)
Class B	(46,741)	(354,448)
Class C	(32,631)	(162,575)
Class R	(24)	(59)
Class Z	(24,860)	(31,954)

	(703,504)	(1,717,749)

Distributions from net realized gains and capital gain distributions received
Class A	(5,198,938)	(481,196)
Class B	(1,592,057)	(224,704)
Class C	(1,111,445)	(103,065)
Class R	(283)	(28)
Class Z	(171,108)	(11,722)

	(8,073,831)	(820,715)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,974,139	11,081,529
Net asset value of shares issued in reinvestment of dividends and distributions	8,531,669	2,468,153
Cost of shares reacquired	(7,173,665)	(14,270,399)

Net increase (decrease) in net assets from Fund share transactions	6,332,143	(720,717)

Total increase (decrease)	415,160	(7,752,322)

Net Assets:
Beginning of period	89,807,797	97,560,119

End of period	$90,222,957	$89,807,797

See Notes to Financial Statements.

Prudential Asset Allocation Funds	41

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund, Prudential Jennison Growth Fund and Prudential Balanced Fund which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified funds. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The Allocation Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Allocation Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Allocation Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Allocation Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value.

42	Visit our website at prudentialfunds.com

A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each of the Allocation Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolios of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Asset Allocation Funds	43

Notes to Financial Statements (continued)

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Company’s expenses are allocated to the respective portfolio on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level.

44

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the Growth Allocation Fund. Each Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Allocation Funds with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PI pays for the services of QMA, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ average daily net assets.

The Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of

Prudential Asset Allocation Funds	45

Notes to Financial Statements (continued)

expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Allocation Funds compensate PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2017 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2016. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$120,754
Moderate Allocation Fund	179,030
Growth Allocation Fund	117,940

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders for the six months ended March 31, 2016. These amounts were as follows:

Fund	Class A	Class B	Class C
Conservative Allocation Fund	$—	$11,420	$2,294
Moderate Allocation Fund	49	12,707	1,259
Growth Allocation Fund	—	9,262	985

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

46

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Allocation Funds invest in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. The Allocation Funds may also invest in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Investments in Affiliated Issuers

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds, other than short-term investments, dividend income and capital gain distributions received for the six months ended March 31, 2016 is presented as follows:

Conservative Allocation Fund:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$5,661,709	$650,237	$—	$(550,000)	$70,241	$—	$5,699,199
Prudential Global Real Estate Fund (Class Q)	7,127,455	992,892	—	(1,345,000)	52,416	115,476	7,145,573
Prudential Government Income Fund, Inc. (Class Z)	10,158,091	921,452	—	(1,090,000)	61,100	—	10,115,708
Prudential High Yield Fund (Class Q)	2,806,426	334,335	—	(200,000)	99,146	—	2,877,491
Prudential Jennison 20/20 Focus Fund (Class Q)	1,415,507	432,093	—	(265,000)	2,851	184,243	1,442,998
Prudential Jennison Equity Opportunity Fund (Class Q)	2,836,867	582,553	—	(475,000)	31,101	186,452	2,875,271
Prudential Jennison Growth Fund (Class Z)	4,273,791	753,186	—	(1,415,000)	—	218,186	3,571,995

Prudential Asset Allocation Funds	47

Notes to Financial Statements (continued)

Conservative Allocation Fund (cont’d):

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison International Opportunities Fund (Class Q)	$—	$820,000	$5,561,083	$(630,000)	$—	$—	$5,706,940
Prudential Jennison International Opportunities Fund (Class Z)	5,668,424	150,000	(5,561,083)	(425,000)	—	—	—
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	2,116,357	456,541	—	(305,000)	—	171,541	2,149,230
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	169,955	—	—	(130,000)	—	—	20,627
Prudential Jennison Small Company Fund, Inc. (Class Q)	3,334,789	1,275,871	—	(365,000)	20,367	430,504	3,936,850
Prudential Jennison Value Fund (Class Q)	4,038,455	632,385	—	(2,855,000)	60,753	276,632	1,435,584
Prudential QMA International Equity Fund (Class Z)	8,482,264	1,366,434	—	(1,225,000)	166,434	—	8,561,734
Prudential QMA Large-Cap Core Equity Fund (Class Z)	6,116,255	2,288,584	—	(3,300,000)	52,270	211,314	5,426,662
Prudential QMA Long-Short Equity Fund (Class Z)	4,295,494	650,528	—	(805,000)	—	20,528	4,305,603
Prudential QMA Mid-Cap Value Fund (Class Q)	3,407,096	844,320	—	(570,000)	53,276	206,043	3,560,393
Prudential QMA Small-Cap Value Fund (Class Q)	1,377,484	924,585	—	(190,000)	36,318	386,267	1,796,327
Prudential QMA Strategic Value Fund (Class Z)	4,203,798	4,730,257	—	(575,000)	68,654	721,604	7,829,114
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	36,502,874	4,802,836	—	(3,850,000)	571,727	—	37,204,242
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	721,815	25,303	—	(30,000)	10,303	—	717,175
Prudential Total Return Bond Fund (Class Q)	24,190,657	2,956,008	—	(2,660,000)	392,970	2,757	24,684,438

	$138,905,563	$26,590,400	$—	$(23,255,000)	$1,749,927	$3,131,547	$141,063,154

48

Moderate Allocation Fund:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$3,464,144	$180,892	$—	$(280,000)	$40,894	$—	$3,327,383
Prudential Global Real Estate Fund (Class Q)	8,603,764	295,719	—	(965,000)	62,235	138,484	8,355,248
Prudential Government Income Fund, Inc. (Class Z)	5,275,668	215,232	—	(560,000)	30,048	—	4,990,009
Prudential High Yield Fund (Class Q)	1,719,720	88,011	—	(80,000)	57,905	—	1,688,568
Prudential Jennison 20/20 Focus Fund (Class Q)	3,416,587	598,626	—	(330,000)	6,835	441,790	3,348,703
Prudential Jennison Equity Opportunity Fund (Class Q)	6,791,890	737,069	—	(650,000)	74,634	447,435	6,701,832
Prudential Jennison Growth Fund (Class Z)	7,552,266	583,781	—	(3,220,000)	—	313,781	4,997,412
Prudential Jennison International Opportunities Fund (Class Q)	—	650,000	10,522,852	(595,000)	—	—	9,983,880
Prudential Jennison International Opportunities Fund (Class Z)	10,247,063	—	(10,522,852)	(545,000)	—	—	—
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	5,085,554	565,530	—	(350,000)	—	410,530	5,007,295
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	191,502	—	—	(130,000)	—	—	42,590
Prudential Jennison Small Company Fund, Inc. (Class Q)	6,564,533	1,609,523	—	(445,000)	39,053	825,470	7,094,605
Prudential Jennison Value Fund (Class Q)	10,019,009	1,761,839	—	(5,805,000)	157,891	718,948	4,994,943
Prudential QMA International Equity Fund (Class Z)	15,294,436	1,069,926	—	(1,260,000)	299,926	—	14,962,896
Prudential QMA Large-Cap Core Equity Fund (Class Z)	15,136,103	3,343,359	—	(2,670,000)	167,241	676,118	16,301,119
Prudential QMA Long-Short Equity Fund (Class Z)	6,918,913	162,834	—	(660,000)	—	32,834	6,657,717
Prudential QMA Mid-Cap Value Fund (Class Q)	5,910,873	702,361	—	(565,000)	89,443	345,918	5,819,932
Prudential QMA Small-Cap Value Fund (Class Q)	1,700,580	1,009,648	—	(225,000)	43,543	463,105	2,098,055
Prudential QMA Strategic Value Fund (Class Z)	10,078,077	6,429,351	—	(710,000)	128,084	1,346,266	14,939,702

Prudential Asset Allocation Funds	49

Notes to Financial Statements (continued)

Moderate Allocation Fund (cont’d):

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	$21,998,765	$2,157,091	$—	$(2,380,000)	$331,695	$—	$21,623,061
Prudential Total Return Bond Fund (Class Q)	22,006,240	2,156,308	—	(2,680,000)	343,612	2,485	21,639,968

	$167,975,687	$24,317,100	$—	$(25,105,000)	$1,873,039	$6,163,164	$164,574,918

Growth Allocation Fund:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$467,173	$25,484	$—	$(35,000)	$5,485	$—	$452,611
Prudential Global Real Estate Fund (Class Q)	4,543,047	243,784	—	(480,000)	33,519	75,266	4,523,067
Prudential High Yield Fund (Class Q)	462,846	60,565	—	(54,000)	15,537	—	457,934
Prudential Jennison 20/20 Focus Fund (Class Q)	2,679,424	454,096	—	(125,000)	5,547	358,548	2,720,687
Prudential Jennison Equity Opportunity Fund (Class Q)	6,216,987	555,753	—	(210,000)	70,872	424,881	6,362,486
Prudential Jennison Growth Fund (Class Z)	6,118,850	405,200	—	(2,510,000)	—	255,200	4,074,007
Prudential Jennison International Opportunities Fund (Class Q)	—	395,000	9,051,371	(325,000)	—	—	8,590,908
Prudential Jennison International Opportunities Fund (Class Z)	8,556,185	—	(9,051,371)	(202,000)	—	—	—
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	2,436,783	349,014	—	(130,000)	—	204,014	2,501,891
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	107,015	—	—	(50,000)	—	—	50,384
Prudential Jennison Small Company Fund, Inc. (Class Q)	4,618,212	1,749,888	—	(260,000)	27,776	587,112	5,674,681
Prudential Jennison Value Fund (Class Q)	6,614,012	599,433	—	(3,670,000)	98,936	450,497	2,949,967
Prudential QMA International Equity Fund (Class Z)	13,020,701	787,099	—	(543,000)	262,099	—	13,107,938

50

Growth Allocation Fund (cont’d):

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential QMA Large-Cap Core Equity Fund (Class Z)	$10,922,007	$2,058,681	$—	$(2,820,000)	$121,695	$491,986	$10,443,008
Prudential QMA Long-Short Equity Fund (Class Z)	4,556,686	227,406	—	(425,000)	—	22,406	4,510,621
Prudential QMA Mid-Cap Value Fund (Class Q)	3,841,638	487,760	—	(330,000)	58,914	227,846	3,839,508
Prudential QMA Small-Cap Value Fund (Class Q)	1,592,516	1,434,985	—	(180,000)	41,423	440,562	2,497,957
Prudential QMA Strategic Value Fund (Class Z)	6,762,685	5,678,944	—	(405,000)	99,380	1,044,563	11,277,150
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	282,342	39,192	—	(45,000)	4,188	—	274,654
Prudential Total Return Bond Fund (Class Q)	5,355,016	731,698	—	(965,000)	81,058	592	5,157,783

	$89,154,125	$16,283,982	$—	$(13,764,000)	$926,429	$4,583,473	$89,467,242

Note 5. Tax Information

The United States federal income tax basis and net unrealized appreciation of the Funds’ investments as of March 31, 2016 were as follows:

	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Tax Basis	$131,945,675	$145,993,127	$79,290,306

Appreciation	13,026,944	22,624,035	12,459,227
Depreciation	(2,410,766)	(2,365,007)	(1,284,207)

Net Unrealized Appreciation	$10,616,178	$20,259,028	$11,175,020

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Allocation Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Allocation Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Allocation Funds offer Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months

Prudential Asset Allocation Funds	51

Notes to Financial Statements (continued)

of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock.

There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series. Each of the Allocation Funds, comprising three of the six series, has five classes, designated Class A, Class B, Class C, Class R and Class Z, which consists of 250 million, 250 million, 250 million, 100 million and 150 million authorized shares, respectively.

As of March 31, 2016, PI owned 283, 255 and 216 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2016:
Shares sold	1,338,740	$16,198,196
Shares issued in reinvestment of dividends and distributions	388,557	4,630,023
Shares reacquired	(978,428)	(11,727,682)

Net increase (decrease) in shares outstanding before conversion	748,869	9,100,537
Shares issued upon conversion from other share class(es)	388,127	4,710,157
Shares reacquired upon conversion into other share class(es)	(2,837)	(33,592)

Net increase (decrease) in shares outstanding	1,134,159	$13,777,102

Year ended September 30, 2015:
Shares sold	1,336,762	$17,503,543
Shares issued in reinvestment of dividends and distributions	254,652	3,321,887
Shares reacquired	(1,335,786)	(17,445,948)

Net increase (decrease) in shares outstanding before conversion	255,628	3,379,482
Shares issued upon conversion from other share class(es)	302,130	3,903,708
Shares reacquired upon conversion into other share class(es)	(127,228)	(1,651,730)

Net increase (decrease) in shares outstanding	430,530	$5,631,460

52

Conservative Allocation Fund (cont’d.):

Class B	Shares	Amount
Six months ended March 31, 2016:
Shares sold	20,988	$251,060
Shares issued in reinvestment of dividends and distributions	120,329	1,427,737
Shares reacquired	(293,159)	(3,551,748)

Net increase (decrease) in shares outstanding before conversion	(151,842)	(1,872,951)
Shares reacquired upon conversion into other share class(es)	(389,870)	(4,710,157)

Net increase (decrease) in shares outstanding	(541,712)	$(6,583,108)

Year ended September 30, 2015:
Shares sold	52,219	$682,131
Shares issued in reinvestment of dividends and distributions	109,859	1,427,878
Shares reacquired	(526,175)	(6,868,491)

Net increase (decrease) in shares outstanding before conversion	(364,097)	(4,758,482)
Shares reacquired upon conversion into other share class(es)	(299,693)	(3,855,874)

Net increase (decrease) in shares outstanding	(663,790)	$(8,614,356)

Class C
Six months ended March 31, 2016:
Shares sold	310,798	$3,697,483
Shares issued in reinvestment of dividends and distributions	139,262	1,652,157
Shares reacquired	(386,535)	(4,619,256)

Net increase (decrease) in shares outstanding before conversion	63,525	730,384
Shares reacquired upon conversion into other share class(es)	(26,877)	(324,737)

Net increase (decrease) in shares outstanding	36,648	$405,647

Year ended September 30, 2015:
Shares sold	757,332	$9,875,376
Shares issued in reinvestment of dividends and distributions	82,246	1,069,897
Shares reacquired	(499,304)	(6,516,273)

Net increase (decrease) in shares outstanding before conversion	340,274	4,429,000
Shares reacquired upon conversion into other share class(es)	(9,078)	(119,300)

Net increase (decrease) in shares outstanding	331,196	$4,309,700

Class R
Six months ended March 31, 2016:
Shares sold	325	$3,942
Shares issued in reinvestment of dividends and distributions	494	5,913
Shares reacquired	(1,145)	(14,607)

Net increase (decrease) in shares outstanding	(326)	$(4,752)

Year ended September 30, 2015:
Shares sold	1,181	$15,451
Shares issued in reinvestment of dividends and distributions	342	4,472
Shares reacquired	(71)	(935)

Net increase (decrease) in shares outstanding	1,452	$18,988

Prudential Asset Allocation Funds	53

Notes to Financial Statements (continued)

Conservative Allocation Fund (cont’d.):

Class Z	Shares	Amount
Six months ended March 31, 2016:
Shares sold	91,010	$1,112,542
Shares issued in reinvestment of dividends and distributions	33,362	399,472
Shares reacquired	(159,555)	(1,930,482)

Net increase (decrease) in shares outstanding before conversion	(35,183)	(418,468)
Shares issued upon conversion from other share class(es)	29,488	358,329

Net increase (decrease) in shares outstanding	(5,695)	$(60,139)

Year ended September 30, 2015:
Shares sold	183,692	$2,420,962
Shares issued in reinvestment of dividends and distributions	21,605	282,954
Shares reacquired	(244,112)	(3,198,793)

Net increase (decrease) in shares outstanding before conversion	(38,815)	(494,877)
Shares issued upon conversion from other shares class(es)	132,047	1,723,196

Net increase (decrease) in shares outstanding	93,232	$1,228,319

Moderate Allocation Fund:

Class A
Six months ended March 31, 2016:
Shares sold	403,702	$5,456,443
Shares issued in reinvestment of dividends and distributions	562,569	7,476,540
Shares reacquired	(578,041)	(7,820,391)

Net increase (decrease) in shares outstanding before conversion	388,230	5,112,592
Shares issued upon conversion from other share class(es)	321,624	4,346,779
Shares reacquired upon conversion into other share class(es)	(6,639)	(90,013)

Net increase (decrease) in shares outstanding	703,215	$9,369,358

Year ended September 30, 2015:
Shares sold	803,585	$11,989,913
Shares issued in reinvestment of dividends and distributions	344,014	5,084,521
Shares reacquired	(834,075)	(12,430,514)

Net increase (decrease) in shares outstanding before conversion	313,524	4,643,920
Shares issued upon conversion from other share class(es)	484,812	7,139,407
Shares reacquired upon conversion into other share class(es)	(41,628)	(614,113)

Net increase (decrease) in shares outstanding	756,708	$11,169,214

54

Moderate Allocation Fund (cont’d.):

Class B	Shares	Amount
Six months ended March 31, 2016:
Shares sold	5,974	$78,614
Shares issued in reinvestment of dividends and distributions	185,447	2,453,468
Shares reacquired	(217,973)	(2,934,132)

Net increase (decrease) in shares outstanding before conversion	(26,552)	(402,050)
Shares reacquired upon conversion into other share class(es)	(320,202)	(4,293,745)

Net increase (decrease) in shares outstanding	(346,754)	$(4,695,795)

Year ended September 30, 2015:
Shares sold	42,546	$633,766
Shares issued in reinvestment of dividends and distributions	160,024	2,355,560
Shares reacquired	(493,387)	(7,328,030)

Net increase (decrease) in shares outstanding before conversion	(290,817)	(4,338,704)
Shares reacquired upon conversion into other share class(es)	(488,771)	(7,139,407)

Net increase (decrease) in shares outstanding	(779,588)	$(11,478,111)

Class C
Six months ended March 31, 2016:
Shares sold	121,882	$1,612,263
Shares issued in reinvestment of dividends and distributions	144,287	1,908,920
Shares reacquired	(250,965)	(3,269,035)

Net increase (decrease) in shares outstanding before conversion	15,204	252,148
Shares reacquired upon conversion into other share class(es)	(4,290)	(56,207)

Net increase (decrease) in shares outstanding	10,914	$195,941

Year ended September 30, 2015:
Shares sold	543,926	$8,075,408
Shares issued in reinvestment of dividends and distributions	83,637	1,230,302
Shares reacquired	(349,858)	(5,189,876)

Net increase (decrease) in shares outstanding before conversion	277,705	4,115,834
Shares reacquired upon conversion into other share class(es)	(11,583)	(174,852)

Net increase (decrease) in shares outstanding	266,122	$3,940,982

Class R
Six months ended March 31, 2016:
Shares issued in reinvestment of dividends and distributions	21.6	$286

Net increase (decrease) in shares outstanding	21.6	$286

Year ended September 30, 2015:
Shares sold	530	$8,003
Shares issued in reinvestment of dividends and distributions	648	9,554
Shares reacquired	(12,626)	(186,296)

Net increase (decrease) in shares outstanding	(11,448)	$(168,739)

Prudential Asset Allocation Funds	55

Notes to Financial Statements (continued)

Moderate Allocation Fund (cont’d.):

Class Z	Shares	Amount
Six months ended March 31, 2016:
Shares sold	24,815	$350,400
Shares issued in reinvestment of dividends and distributions	21,798	289,483
Shares reacquired	(68,688)	(904,225)

Net increase (decrease) in shares outstanding before conversion	(22,075)	(264,342)
Shares issued upon conversion from other share class(es)	6,852	93,186

Net increase (decrease) in shares outstanding	(15,223)	$(171,156)

Year ended September 30, 2015:
Shares sold	84,450	$1,251,194
Shares issued in reinvestment of dividends and distributions	12,716	187,823
Shares reacquired	(140,719)	(2,102,155)

Net increase (decrease) in shares outstanding before conversion	(43,553)	(663,138)
Shares issued upon conversion from other shares class(es)	53,061	789,221
Shares reacquired upon conversion into other share class(es)	(17)	(256)

Net increase (decrease) in shares outstanding	9,491	$125,827

Growth Allocation Fund:

Class A
Six months ended March 31, 2016:
Shares sold	225,285	$3,469,005
Shares issued in reinvestment of dividends and distributions	370,836	5,658,966
Shares reacquired	(267,118)	(4,103,241)

Net increase (decrease) in shares outstanding before conversion	329,003	5,024,730
Shares issued upon conversion from other share class(es)	136,249	2,116,237
Shares reacquired upon conversion into other share class(es)	(3,644)	(60,162)

Net increase (decrease) in shares outstanding	461,608	$7,080,805

Year ended September 30, 2015:
Shares sold	449,365	$7,876,267
Shares issued in reinvestment of dividends and distributions	91,852	1,607,409
Shares reacquired	(516,860)	(9,065,394)

Net increase (decrease) in shares outstanding before conversion	24,357	418,282
Shares issued upon conversion from other share class(es)	329,496	5,726,216
Shares reacquired upon conversion into other share class(es)	(25,244)	(446,017)

Net increase (decrease) in shares outstanding	328,609	$5,698,481

56

Growth Allocation Fund (cont’d.):

Class B	Shares	Amount
Six months ended March 31, 2016:
Shares sold	13,284	$185,665
Shares issued in reinvestment of dividends and distributions	110,352	1,623,272
Shares reacquired	(95,830)	(1,438,388)

Net increase (decrease) in shares outstanding before conversion	27,806	370,549
Shares reacquired upon conversion into other share class(es)	(141,724)	(2,116,237)

Net increase (decrease) in shares outstanding	(113,918)	$(1,745,688)

Year ended September 30, 2015:
Shares sold	16,637	$277,825
Shares issued in reinvestment of dividends and distributions	33,805	571,975
Shares reacquired	(172,707)	(2,919,663)

Net increase (decrease) in shares outstanding before conversion	(122,265)	(2,069,863)
Shares reacquired upon conversion into other share class(es)	(341,743)	(5,721,402)

Net increase (decrease) in shares outstanding	(464,008)	$(7,791,265)

Class C
Six months ended March 31, 2016:
Shares sold	62,374	$951,509
Shares issued in reinvestment of dividends and distributions	73,072	1,075,615
Shares reacquired	(78,219)	(1,165,079)

Net increase (decrease) in shares outstanding before conversion	57,227	862,045
Shares reacquired upon conversion into other share class(es)	(11,272)	(182,714)

Net increase (decrease) in shares outstanding	45,955	$679,331

Year ended September 30, 2015:
Shares sold	153,008	$2,595,450
Shares issued in reinvestment of dividends and distributions	14,785	250,309
Shares reacquired	(99,972)	(1,690,973)

Net increase (decrease) in shares outstanding before conversion	67,821	1,154,786
Shares reacquired upon conversion into other share class(es)	(1,079)	(18,658)

Net increase (decrease) in shares outstanding	66,742	$1,136,128

Class R
Six months ended March 31, 2016:
Shares issued in reinvestment of dividends and distributions	20.3	$307

Net increase (decrease) in shares outstanding	20.3	$307

Year ended September 30, 2015:
Shares sold	0.5	$8
Shares issued in reinvestment of dividends and distributions	5.0	87

Net increase (decrease) in shares outstanding	5.5	$95

Prudential Asset Allocation Funds	57

Notes to Financial Statements (continued)

Growth Allocation Fund (cont’d.):

Class Z	Shares	Amount
Six months ended March 31, 2016:
Shares sold	22,616	$367,960
Shares issued in reinvestment of dividends and distributions	11,252	173,509
Shares reacquired	(30,273)	(466,957)

Net increase (decrease) in shares outstanding before conversion	3,595	74,512
Shares issued upon conversion from other share class(es)	14,326	242,876

Net increase (decrease) in shares outstanding	17,921	$317,388

Year ended September 30, 2015:
Shares sold	18,513	$331,979
Shares issued in reinvestment of dividends and distributions	2,172	38,373
Shares reacquired	(33,970)	(594,369)

Net increase (decrease) in shares outstanding before conversion	(13,285)	(224,017)
Shares issued upon conversion from other shares class(es)	25,730	459,861

Net increase (decrease) in shares outstanding	12,445	$235,844

Note 7. Borrowings

The Allocation Funds, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Conservative Allocation Fund utilized the SCA during the six months ended March 31, 2016. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $275,800, borrowed at a weighted average interest rate of 1.55%. The maximum loan outstanding amount during the period was $587,000. At March 31, 2016, the Conservative Allocation Fund did not have an outstanding loan amount. The Moderate Allocation Fund and Growth Allocation Fund did not utilize the SCA during the six months ended March 31, 2016.

58

Note 8. Dividends to Shareholders

Subsequent to the six months ended March 31, 2016, the Conservative Allocation Fund declared ordinary income dividends on April 13, 2016 to shareholders of record on April 14, 2016. The ex-date was April 15, 2016. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.0242
Class B	$0.0026
Class C	$0.0026
Class R	$0.0169
Class Z	$0.0314

Note 9. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Funds for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Asset Allocation Funds	59

Prudential Conservative Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.49		$13.30	$13.03	$12.39	$11.20	$11.41
Income (loss) from investment operations:
Net investment income	.10		.24	.20	.22	.21	.23
Net realized and unrealized gain (loss) on investment transactions	.18		(.41)	.53	.70	1.21	(.21)
Total from investment operations	.28		(.17)	.73	.92	1.42	.02
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.29)	(.22)	(.28)	(.23)	(.23)
Distributions from net realized gains	(.63)		(.35)	(.24)	-	-	-
Total dividends and distributions	(.79)		(.64)	(.46)	(.28)	(.23)	(.23)
Net asset value, end of period	$11.98		$12.49	$13.30	$13.03	$12.39	$11.20
Total Return(b):	2.29%		(1.42)%	5.67%	7.52%	12.84%	.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,863		$73,273	$72,292	$64,535	$57,791	$53,890
Average net assets (000)	$79,921		$75,170	$66,510	$60,521	$56,264	$52,244
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.73%	(d)	.72%	.71%	.72%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.78%	(d)	.77%	.76%	.77%	.81%	.82%
Net investment income	1.69%	(d)	1.86%	1.48%	1.74%	1.80%	1.97%
Portfolio turnover rate	16%	(e)	42%	46%	25%	23%	16%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

60

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.43		$13.24	$12.98	$12.33	$11.15	$11.37
Income (loss) from investment operations:
Net investment income	.06		.15	.10	.13	.13	.15
Net realized and unrealized gain (loss) on investment transactions	.17		(.42)	.52	.70	1.20	(.22)
Total from investment operations	.23		(.27)	.62	.83	1.33	(.07)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.19)	(.12)	(.18)	(.15)	(.15)
Distributions from net realized gains	(.63)		(.35)	(.24)	-	-	-
Total dividends and distributions	(.74)		(.54)	(.36)	(.18)	(.15)	(.15)
Net asset value, end of period	$11.92		$12.43	$13.24	$12.98	$12.33	$11.15
Total Return(b):	1.90%		(2.17)%	4.82%	6.84%	11.96%	(.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,425		$30,118	$40,863	$43,767	$43,162	$44,301
Average net assets (000)	$26,938		$37,344	$43,801	$43,407	$44,359	$51,101
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.48%	(d)	1.47%	1.46%	1.47%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.48%	(d)	1.47%	1.46%	1.47%	1.51%	1.52%
Net investment income	.96%	(d)	1.17%	.73%	1.01%	1.06%	1.27%
Portfolio turnover rate	16%	(e)	42%	46%	25%	23%	16%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	61

Prudential Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.44		$13.24	$12.98	$12.34	$11.16	$11.37
Income (loss) from investment operations:
Net investment income	.06		.14	.10	.12	.13	.15
Net realized and unrealized gain (loss) on investment transactions	.16		(.40)	.52	.70	1.20	(.21)
Total from investment operations	.22		(.26)	.62	.82	1.33	(.06)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.19)	(.12)	(.18)	(.15)	(.15)
Distributions from net realized gains	(.63)		(.35)	(.24)	-	-	-
Total dividends and distributions	(.74)		(.54)	(.36)	(.18)	(.15)	(.15)
Net asset value, end of period	$11.92		$12.44	$13.24	$12.98	$12.34	$11.16
Total Return(b):	1.82%		(2.09)%	4.82%	6.75%	11.95%	(.63)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,252		$31,091	$28,724	$22,055	$18,224	$20,380
Average net assets (000)	$30,816		$30,647	$26,250	$19,308	$18,095	$20,876
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.48%	(d)	1.47%	1.46%	1.47%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.48%	(d)	1.47%	1.46%	1.47%	1.51%	1.52%
Net investment income	.96%	(d)	1.09%	.69%	.98%	1.10%	1.25%
Portfolio turnover rate	16%	(e)	42%	46%	25%	23%	16%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

62

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.53		$13.34	$13.07	$12.42	$11.23	$11.45
Income (loss) from investment operations:
Net investment income	.09		.21	.17	.19	.17	.19
Net realized and unrealized gain (loss) on investment transactions	.17		(.41)	.53	.71	1.22	(.21)
Total from investment operations	.26		(.20)	.70	.90	1.39	(.02)
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.26)	(.19)	(.25)	(.20)	(.20)
Distributions from net realized gains	(.63)		(.35)	(.24)	-	-	-
Total dividends and distributions	(.77)		(.61)	(.43)	(.25)	(.20)	(.20)
Net asset value, end of period	$12.02		$12.53	$13.34	$13.07	$12.42	$11.23
Total Return(b):	2.15%		(1.66)%	5.38%	7.32%	12.52%	(.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99		$107	$95	$59	$49	$74
Average net assets (000)	$97		$101	$76	$54	$42	$58
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.98%	(d)	.97%	.96%	.97%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.23%	(d)	1.22%	1.21%	1.22%	1.26%	1.27%
Net investment income	1.45%	(d)	1.59%	1.18%	1.48%	1.48%	1.58%
Portfolio turnover rate	16%	(e)	42%	46%	25%	23%	16%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	63

Prudential Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.55		$13.36	$13.09	$12.44	$11.24	$11.46
Income (loss) from investment operations:
Net investment income	.12		.27	.22	.24	.24	.25
Net realized and unrealized gain (loss) on investment transactions	.18		(.40)	.54	.72	1.22	(.21)
Total from investment operations	.30		(.13)	.76	.96	1.46	.04
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.33)	(.25)	(.31)	(.26)	(.26)
Distributions from net realized gains	(.63)		(.35)	(.24)	-	-	-
Total dividends and distributions	(.81)		(.68)	(.49)	(.31)	(.26)	(.26)
Net asset value, end of period	$12.04		$12.55	$13.36	$13.09	$12.44	$11.24
Total Return(b):	2.42%		(1.16)%	5.90%	7.84%	13.17%	.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,075		$6,404	$5,572	$6,097	$3,960	$2,403
Average net assets (000)	$6,248		$6,058	$5,941	$5,492	$3,176	$1,632
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.48%	(d)	.47%	.46%	.47%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.48%	(d)	.47%	.46%	.47%	.51%	.52%
Net investment income	1.97%	(d)	2.09%	1.75%	1.90%	1.99%	2.15%
Portfolio turnover rate	16%	(e)	42%	46%	25%	23%	16%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

64

Prudential Moderate Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$ 13.96		$15.17	$14.21	$12.80	$11.09	$11.41
Income (loss) from investment operations:
Net investment income	.10		.18	.15	.16	.14	.15
Net realized and unrealized gain (loss) on investment transactions	.31		(.55)	.97	1.49	1.73	(.32)
Total from investment operations	.41		(.37)	1.12	1.65	1.87	(.17)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.31)	(.16)	(.24)	(.16)	(.15)
Distributions from net realized gains	(.88)		(.53)	-	-	-	-
Total dividends and distributions	(1.09)		(.84)	(.16)	(.24)	(.16)	(.15)
Net asset value, end of period	$13.28		$13.96	$15.17	$14.21	$12.80	$11.09
Total Return(b):	2.96%		(2.79)%	7.91%	13.13%	17.00%	(1.63)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$101,455		$96,846	$93,752	$81,788	$70,155	$60,123
Average net assets (000)	$97,575		$98,271	$89,611	$74,440	$66,664	$65,266
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.73%	(d)	.71%	.70%	.71%	.74%	.74%
Expenses, before waivers and/or expense reimbursement	.78%	(d)	.76%	.75%	.76%	.79%	.79%
Net investment income	1.51%	(d)	1.17%	1.00%	1.22%	1.11%	1.20%
Portfolio turnover rate	15%	(e)	45%	35%	30%	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	65

Prudential Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.83		$15.04	$14.09	$12.69	$11.00	$11.32
Income (loss) from investment operations:
Net investment income	.05		.07	.04	.07	.05	.06
Net realized and unrealized gain (loss) on investment transactions	.30		(.56)	.97	1.48	1.71	(.32)
Total from investment operations	.35		(.49)	1.01	1.55	1.76	(.26)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.19)	(.06)	(.15)	(.07)	(.06)
Distributions from net realized gains	(.88)		(.53)	-	-	-	-
Total dividends and distributions	(.98)		(.72)	(.06)	(.15)	(.07)	(.06)
Net asset value, end of period	$13.20		$13.83	$15.04	$14.09	$12.69	$11.00
Total Return(b):	2.55%		(3.55)%	7.15%	12.35%	16.06%	(2.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,776		$38,084	$53,127	$54,574	$53,400	$54,580
Average net assets (000)	$35,690		$48,273	$56,302	$54,466	$55,362	$68,070
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.48%	(d)	1.46%	1.45%	1.46%	1.49%	1.49%
Expenses, before waivers and/or expense reimbursement	1.48%	(d)	1.46%	1.45%	1.46%	1.49%	1.49%
Net investment income	.75%	(d)	.49%	.28%	.51%	.40%	.48%
Portfolio turnover rate	15%	(e)	45%	35%	30%	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

66

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.83		$15.03	$14.08	$12.69	$10.99	$11.32
Income (loss) from investment operations:
Net investment income	.05		.06	.04	.06	.04	.05
Net realized and unrealized gain (loss) on investment transactions	.30		(.54)	.97	1.48	1.73	(.32)
Total from investment operations	.35		(.48)	1.01	1.54	1.77	(.27)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.19)	(.06)	(.15)	(.07)	(.06)
Distributions from net realized gains	(.88)		(.53)	-	-	-	-
Total dividends and distributions	(.98)		(.72)	(.06)	(.15)	(.07)	(.06)
Net asset value, end of period	$13.20		$13.83	$15.03	$14.08	$12.69	$10.99
Total Return(b):	2.55%		(3.48)%	7.15%	12.27%	16.16%	(2.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,613		$30,872	$29,564	$24,604	$19,485	$16,894
Average net assets (000)	$30,353		$31,776	$28,118	$21,933	$18,652	$18,569
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.48%	(d)	1.46%	1.45%	1.46%	1.49%	1.49%
Expenses, before waivers and/or expense reimbursement	1.48%	(d)	1.46%	1.45%	1.46%	1.49%	1.49%
Net investment income	.78%	(d)	.40%	.24%	.43%	.36%	.44%
Portfolio turnover rate	15%	(e)	45%	35%	30%	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	67

Prudential Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.87		$15.11	$14.15	$12.76	$11.05	$11.37
Income (loss) from investment operations:
Net investment income	.09		.18	.11	.05	.13	.09
Net realized and unrealized gain (loss) on investment transactions	.30		(.62)	.97	1.55	1.71	(.29)
Total from investment operations	.39		(.44)	1.08	1.60	1.84	(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.27)	(.12)	(.21)	(.13)	(.12)
Distributions from net realized gains	(.88)		(.53)	-	-	-	-
Total dividends and distributions	(1.05)		(.80)	(.12)	(.21)	(.13)	(.12)
Net asset value, end of period	$13.21		$13.87	$15.11	$14.15	$12.76	$11.05
Total Return(b):	2.85%		(3.26)%	7.67%	12.74%	16.76%	(1.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4		$4	$177	$153	$7	$11
Average net assets (000)	$4		$140	$167	$15	$9	$5
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.98%	(d)	.96%	.95%	.90%	.99%	.99%
Expenses, before waivers and/or expense reimbursement	1.23%	(d)	1.21%	1.20%	1.15%	1.24%	1.24%
Net investment income	1.26%	(d)	1.18%	.76%	.40%	1.08%	.71%
Portfolio turnover rate	15%	(e)	45%	35%	30%	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

68

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016(a)		2015(a)	2014	2013(a)	2012(a)	2011(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.99		$15.20	$14.23	$12.81	$11.10	$11.42
Income (loss) from investment operations:
Net investment income	.12		.21	.17	.21	.17	.17
Net realized and unrealized gain (loss) on investment transactions	.31		(.54)	.99	1.49	1.73	(.32)
Total from investment operations	.43		(.33)	1.16	1.70	1.90	(.15)
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.35)	(.19)	(.28)	(.19)	(.17)
Distributions from net realized gains	(.88)		(.53)	-	-	-	-
Total dividends and distributions	(1.13)		(.88)	(.19)	(.28)	(.19)	(.17)
Net asset value, end of period	$13.29		$13.99	$15.20	$14.23	$12.81	$11.10
Total Return(b):	3.09%		(2.54)%	8.22%	13.48%	17.28%	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,218		$3,601	$3,767	$2,684	$3,052	$2,351
Average net assets (000)	$3,632		$3,537	$3,190	$2,874	$2,590	$2,198
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.48%	(d)	.46%	.45%	.46%	.49%	.49%
Expenses, before waivers and/or expense reimbursement	.48%	(d)	.46%	.45%	.46%	.49%	.49%
Net investment income	1.78%	(d)	1.43%	1.20%	1.57%	1.38%	1.43%
Portfolio turnover rate	15%	(e)	45%	35%	30%	27%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	69

Prudential Growth Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.15		$17.41	$16.02	$13.58	$11.23	$11.62
Income (loss) from investment operations:
Net investment income	.10		.08	.08	.10	.05	.04
Net realized and unrealized gain (loss) on investment transactions	.47		(.84)	1.42	2.46	2.30	(.43)
Total from investment operations	.57		(.76)	1.50	2.56	2.35	(.39)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.35)	(.11)	(.12)	-	-
Distributions from net realized gains	(1.45)		(.15)	-	-	-	-
Total dividends and distributions	(1.62)		(.50)	(.11)	(.12)	-	-
Net asset value, end of period	$15.10		$16.15	$17.41	$16.02	$13.58	$11.23
Total Return(b):	3.38%		(4.58)%	9.37%	19.02%	20.93%	(3.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,755		$57,536	$56,293	$46,911	$37,934	$30,888
Average net assets (000)	$58,603		$59,770	$52,609	$41,896	$35,571	$33,830
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.75%	(d)	.75%	.75%	.75%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.98%	(d)	.93%	.90%	.92%	.99%	.99%
Net investment income	1.31%	(d)	.48%	.46%	.65%	.41%	.29%
Portfolio turnover rate	15%	(e)	44%	24%	23%	30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

70

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.53		$16.76	$15.44	$13.10	$10.91	$11.38
Income (loss) from investment operations:
Net investment income (loss)	.04		(.03)	(.04)	(.01)	(.03)	(.05)
Net realized and unrealized gain (loss) on investment transactions	.44		(.82)	1.36	2.38	2.22	(.42)
Total from investment operations	.48		(.85)	1.32	2.37	2.19	(.47)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.23)	-	(.03)	-	-
Distributions from net realized gains	(1.45)		(.15)	-	-	-	-
Total dividends and distributions	(1.49)		(.38)	-	(.03)	-	-
Net asset value, end of period	$14.52		$15.53	$16.76	$15.44	$13.10	$10.91
Total Return(b):	2.96%		(5.28)%	8.55%	18.13%	20.07%	(4.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,805		$18,670	$27,929	$29,785	$28,111	$27,713
Average net assets (000)	$17,569		$24,591	$30,822	$29,020	$29,094	$35,195
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.68%	(d)	1.63%	1.60%	1.62%	1.69%	1.69%
Net investment income (loss)	.56%	(d)	(.16)%	(.22)%	(.06)%	(.26)%	(.42)%
Portfolio turnover rate	15%	(e)	44%	24%	23%	30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	71

Prudential Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.54		$16.78	$15.45	$13.11	$10.92	$11.39
Income (loss) from investment operations:
Net investment income (loss)	.04		(.05)	(.05)	(.01)	(.03)	(.06)
Net realized and unrealized gain (loss) on investment transactions	.45		(.81)	1.38	2.38	2.22	(.41)
Total from investment operations	.49		(.86)	1.33	2.37	2.19	(.47)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.23)	-	(.03)	-	-
Distributions from net realized gains	(1.45)		(.15)	-	-	-	-
Total dividends and distributions	(1.49)		(.38)	-	(.03)	-	-
Net asset value, end of period	$14.54		$15.54	$16.78	$15.45	$13.11	$10.92
Total Return(b):	3.03%		(5.33)%	8.61%	18.11%	20.05%	(4.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,917		$12,025	$11,858	$10,416	$8,566	$8,182
Average net assets (000)	$11,928		$12,540	$11,625	$9,377	$8,756	$9,614
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.68%	(d)	1.63%	1.60%	1.62%	1.69%	1.69%
Net investment income (loss)	.58%	(d)	(.28)%	(.29)%	(.10)%	(.28)%	(.47)%
Portfolio turnover rate	15%	(e)	44%	24%	23%	30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

72

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.01		$17.27	$15.90	$13.48	$11.17	$11.58
Income (loss) from investment operations:
Net investment income	.09		.04	.04	.06	.03	.01
Net realized and unrealized gain (loss) on investment transactions	.45		(.84)	1.40	2.45	2.28	(.42)
Total from investment operations	.54		(.80)	1.44	2.51	2.31	(.41)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.31)	(.07)	(.09)	-	-
Distributions from net realized gains	(1.45)		(.15)	-	-	-	-
Total dividends and distributions	(1.57)		(.46)	(.07)	(.09)	-	-
Net asset value, end of period	$14.98		$16.01	$17.27	$15.90	$13.48	$11.17
Total Return(b):	3.26%		(4.85)%	9.07%	18.74%	20.68%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$ 3		$3	$3	$3	$3	$2
Average net assets (000)	$ 3		$3	$3	$3	$2	$2
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.95%	(d)	1.00%	.97%	1.00%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.31%	(d)	1.36%	1.31%	1.37%	1.30%	1.44%
Net investment income	1.12%	(d)	.21%	.25%	.40%	.22%	.11%
Portfolio turnover rate	15%	(e)	44%	24%	23%	30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	73

Prudential Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.34		$17.61	$16.20	$13.73	$11.32	$11.69
Income (loss) from investment operations:
Net investment income	.13		.15	.11	.13	.06	.06
Net realized and unrealized gain (loss) on investment transactions	.46		(.87)	1.45	2.50	2.35	(.43)
Total from investment operations	.59		(.72)	1.56	2.63	2.41	(.37)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.40)	(.15)	(.16)	-	-
Distributions from net realized gains	(1.45)		(.15)	-	-	-	-
Total dividends and distributions	(1.66)		(.55)	(.15)	(.16)	-	-
Net asset value, end of period	$15.27		$16.34	$17.61	$16.20	$13.73	$11.32
Total Return(b):	3.49%		(4.36)%	9.64%	19.31%	21.29%	(3.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,744		$1,573	$1,477	$989	$1,112	$515
Average net assets (000)	$1,806		$1,352	$1,278	$1,071	$786	$448
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.50%	(d)	.50%	.50%	.50%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.68%	(d)	.63%	.60%	.62%	.69%	.69%
Net investment income	1.67%	(d)	.82%	.62%	.84%	.49%	.43%
Portfolio turnover rate	15%	(e)	44%	24%	23%	30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

74

Approval of Advisory Agreements

Board Approval of Amended Investment Management Agreements

Matters Considered by the Board

The Board of Directors (the Board) of The Prudential Investment Portfolios, Inc. (the Corporation)1, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 as amended (the Independent Directors), met during the Board Meeting that took place on December 8-10, 2015, to consider the proposal by Prudential Investments LLC (the Manager) to reduce the investment management fees for each of the Prudential Conservative Allocation Fund, Prudential Moderate Allocation Fund and Prudential Growth Allocation Fund (each a Fund, and collectively, the Funds). At the Board Meeting, the Board, including a majority of the Independent Directors, approved the amendment of the Investment Management Agreement between the Corporation and the Manager with respect to each Fund to reduce the investment management fee payable by each Fund to the Manager. At the Board Meeting, the Board received presentations from representatives of the Manager and had the opportunity to ask questions and obtain additional information about the amendments to the Investment Management Agreements. The material factors and conclusions that formed the basis for the Directors’ determination to approve the amendments to the Investment Management Agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board noted that it had received and considered information about the Manager at the June 9-11, 2015 meetings in connection with the renewal of the investment management agreements between the Manager and the Prudential Retail Funds, including the Funds, and that the Manager provided a representation that there were no material changes to such information. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadviser, as well as the provision of fund recordkeeping, compliance and other services to each Fund. With respect to the Manager’s oversight of the subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the subadviser. The Board also noted that the Manager pays the salaries of all the officers and interested Directors who are part of Fund management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Funds and the subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it

[1]	Prudential Conservative Allocation Fund, Prudential Moderate Allocation Fund and Prudential Growth Allocation Fund are each series of The Prudential Investment Portfolios, Inc.

Prudential Asset Allocation Funds

Approval of Advisory Agreements (continued)

received favorable compliance reports from the Funds’ Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to each Fund and determined that it was reasonable to conclude that there would be no diminution in the nature, quality and extent of services to be provided by the Manager under the amended Investment Management Agreement for each Fund.

Investment Performance

The Board noted that the current Investment Management Agreement for each Fund had been considered and renewed by the Board in June 2015 as part of its annual consideration of the renewal of each Fund’s Investment Management Agreement, and that it had considered each Fund’s historical investment performance at that time.

Fee Rates

The Board considered the proposed management fees under the revised Investment Management Agreement for each Fund of 0.20% of average daily net assets up to $5 billion and 0.175% of average daily net assets over $5 billion, a reduction from the current fee of 0.20% on all assets. The Board noted that the proposed management fee was in the fourth quartile (fourth quartile being the highest fee) of the Lipper Peer Group. The Board also noted that the Manager had agreed to continue the existing expense cap of 0.50% (exclusive of Rule 12b-1 fees and certain other fees) for each Fund through January 31, 2017. The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

The Board was provided with information on the profitability of the Manager in serving as each Fund’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that it had been presented with information at the June 2015 meeting that the cost of services provided to each Fund by the Manager during the year ended December 31, 2014 exceeded the management fees paid by each Fund, resulting in an operating loss to the Manager. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Visit our website at prudentialfunds.com

Economies of Scale

The Board noted that the proposed management fee schedule for each Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that none of the Funds realize the effect of those rate reductions at its current level of assets. The Board took note that each Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered the Manager’s assertion that it continually evaluates the management fee schedule of the Funds and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase, as it had with the proposed amendments to the Investment Management Agreements.

Other Benefits to the Manager

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager. The Board concluded that potential benefits to be derived by the Manager included fees received by affiliates of the Manager for serving as each Fund’s securities lending agent, transfer agency fees received by each Fund’s transfer agent (which is affiliated with the Manager), and benefits to its reputation as well as other intangible benefits resulting from the Manager’s association with the Funds. The Board concluded that the benefits derived by the Manager were consistent with the types of benefits generally derived by investment managers to mutual funds.

Conclusion

Based on the materials provided to the Directors and the presentations made by the Manager at the Board Meeting, the Board concluded that approving the amendment to the Investment Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

Prudential Asset Allocation Funds

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Funds has delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
Conservative Allocation (Class A)	JDUAX	74437E750	Moderate Allocation (Class R)	JMARX	74437E610
Conservative Allocation (Class B)	JDABX	74437E743	Moderate Allocation (Class Z)	JDMZX	74437E776
Conservative Allocation (Class C)	JDACX	74437E735	Growth Allocation (Class A)	JDAAX	74437E685
Conservative Allocation (Class R)	JDARX	74437E628	Growth Allocation (Class B)	JDGBX	74437E677
Conservative Allocation (Class Z)	JDAZX	74437E784	Growth Allocation (Class C)	JDGCX	74437E669
Moderate Allocation (Class A)	JDTAX	74437E727	Growth Allocation (Class R)	JGARX	74437E594
Moderate Allocation (Class B)	JDMBX	74437E719	Growth Allocation (Class Z)	JDGZX	74437E768
Moderate Allocation (Class C)	JDMCX	74437E693

MF194E2    0291802-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 20, 2016